      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON AUGUST 27, 2008.

                                                             FILE NOS. 333-63511

                                                                       811-09003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                             [ ]

        Post-Effective Amendment No. 22                         [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 23                                   [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       Guarantor's Telephone Number, including Area Code: (212) 770-7000

                            MALLARY L. REZNIK, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


Approximate Date of Proposed Public Offering: Continuous


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on August 28, 2008 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN

                             CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                                              CAPTION
-----------                                                                              -------
1.           Cover Page..................................................  Cover Page
2.           Definitions.................................................  Glossary
3.           Synopsis....................................................  Highlights; Fee Tables; Portfolio
                                                                           Expenses; Examples
4.           Condensed Financial Information.............................  Appendix - Condensed Financial
                                                                           Information
5.           General Description of Registrant, Depositor and Portfolio
             Companies...................................................  The Polaris Plus Variable Annuity;
                                                                           Other Information
6.           Deductions..................................................  Expenses
7.           General Description of Variable Annuity Contracts...........  The Polaris Plus Variable Annuity;
                                                                           Purchasing a Polaris Plus Variable
                                                                           Annuity; Investment Options
8.           Annuity Period..............................................  Annuity Income Options
9.           Death Benefit...............................................  Death Benefits
10.          Purchases and Contract Value................................  Purchasing a Variable Annuity
                                                                           Contract
11.          Redemptions.................................................  Access To Your Money
12.          Taxes.......................................................  Taxes
13.          Legal Proceedings...........................................  Legal Proceedings
14.          Table of Contents of Statement of Additional Information....  Table of Contents of Statement of
                                                                           Additional Information

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                                               CAPTION
-----------                                                                               -------
15.          Cover Page..................................................  Cover Page
16.          Table of Contents...........................................  Table of Contents
17.          General Information and History.............................  The Polaris Plus Variable Annuity (P);
                                                                           Separate Account; General Account (P);
                                                                           Investment Options (P);
                                                                           Other Information (P)
18.          Services....................................................  Other Information (P)
19.          Purchase of Securities Being Offered........................  Purchasing a Polaris Plus Variable
                                                                           Annuity (P)
20.          Underwriters................................................  Distribution of Contracts
21.          Calculation of Performance Data.............................  Performance Data
22.          Annuity Payments............................................  Annuity Income Options (P);
                                                                           Income Payments; Annuity Unit Values
23.          Financial Statements........................................  Depositor: Other Information (P);
                                                                           Financial Statements; Registrant:
                                                                           Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            [THE POLARIS PLUS LOGO]
                                VARIABLE ANNUITY

                                   PROSPECTUS

                                AUGUST 28, 2008


        FLEXIBLE PAYMENT GROUP AND INDIVIDUAL DEFERRED ANNUITY CONTRACTS

                                   issued by

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               in connection with

                         VARIABLE ANNUITY ACCOUNT SEVEN


This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Accounts. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Variable Portfolios are part of the Anchor Series Trust ("AST") or SunAmerica Series Trust ("SAST").



UNDERLYING FUNDS:                                          MANAGED BY:
    Aggressive Growth                                      AIG SunAmerica Asset Management Corp.
    Alliance Growth                                        AllianceBernstein, L.P.
    Asset Allocation                                       Edge Asset Management, Inc.
    Balanced                                               J.P. Morgan Investment Management Inc.
    Capital Appreciation                                   Wellington Management Company, LLP
    Cash Management                                        Columbia Management Advisors, LLC
    Corporate Bond                                         Federated Investment Management Company
    Davis Venture Value                                    Davis Selected Advisers LLC
    "Dogs" of Wall Street (1)                              AIG SunAmerica Asset Management Corp.
    Emerging Markets                                       Putnam Investment Management, Inc.
    Equity Index                                           FAF Advisors, Inc.
    Equity Opportunities                                   OppenheimerFunds, Inc.
    Fundamental Growth                                     Wells Capital Management Inc.
    Global Bond                                            Goldman Sachs Asset Management International
    Global Equities                                        J.P. Morgan Investment Management Inc.
    Government and Quality Bond                            Wellington Management Company, LLP
    Growth                                                 Wellington Management Company, LLP
    Growth-Income                                          AllianceBernstein, L.P.
    High-Yield Bond                                        AIG SunAmerica Asset Management Corp.
    International Diversified Equities                     Morgan Stanley Investment Management, Inc.(2)
    International Growth & Income                          Putnam Investment Management, Inc.
    Real Estate                                            Davis Selected Advisers LLC
    Small Company Value                                    Franklin Advisory Services, LLC
    Telecom Utility                                        Massachusetts Financial Services Company
    Total Return Bond(3)                                   Pacific Investment Management Company LLC

(1)"Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income.

(2)Morgan Stanley Investment Management, Inc. does business in certain circumstances using the name "Van Kampen."

(3)On May 1, 2008, Worldwide High Income was renamed to Total Return Bond and the investment manager was changed from Morgan
   Stanley Investment Management, Inc. to Pacific Investment Management Company LLC.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated August 28, 2008. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 GLOSSARY............................................     3
 HIGHLIGHTS..........................................     5
 FEE TABLE...........................................     5
       Maximum Owner Transaction Expenses............     5
       Contract Maintenance Fee......................     5
       Separate Account Annual Expenses..............     5
       Additional Optional Feature Fee...............     5
         Optional Income Protector Fee...............     5
       Underlying Fund Expenses......................     5
 MAXIMUM AND MINIMUM EXPENSE EXAMPLES................     6
 THE POLARIS PLUS VARIABLE ANNUITY...................     7
 PURCHASING A POLARIS PLUS VARIABLE ANNUITY..........     7
       Allocation of Purchase Payments...............     8
       Accumulation Units............................     9
       Right to Examine..............................     9
       Exchange Offers...............................     9
       Important Information for Military
         Servicemembers..............................     9
 INVESTMENT OPTIONS..................................    10
       Variable Portfolios...........................    10
         Anchor Series Trust.........................    10
         SunAmerica Series Trust.....................    10
       Substitution, Addition or Deletion of Variable
         Portfolios..................................    12
       Fixed Accounts................................    12
       Dollar Cost Averaging Fixed Accounts..........    12
       Dollar Cost Averaging Program.................    12
       Transfers During the Accumulation Phase.......    13
       Automatic Asset Rebalancing Program...........    15
       Voting Rights.................................    15
 ACCESS TO YOUR MONEY................................    16
       Withdrawal Restrictions.......................    16
       Texas Optional Retirement Program.............    16
       Systematic Withdrawal Program.................    16
       Loans.........................................    17
       Free Withdrawal Amount........................    17
       Minimum Contract Value........................    17
 DEATH BENEFIT.......................................    17
 EXPENSES............................................    18
       Separate Account Charges......................    18
       Withdrawal Charges............................    18
       Exceptions to Withdrawal Charge...............    18
       Income Protector Program Fee..................    19
       Underlying Fund Expenses......................    19
       Transfer Fee..................................    19
       Premium Tax...................................    19
       Income Taxes..................................    19
       Reduction or Elimination of Fees, Expenses and
         Additional Amounts Credited.................    19
 ANNUITY INCOME OPTIONS..............................    19
       Annuity Date..................................    19
       Annuity Income Options........................    20
       Fixed or Variable Annuity Income Payments.....    21
       Annuity Income Payments.......................    21
       Transfers During the Income Phase.............    21
       Deferment of Payments.........................    21
       Optional Income Protector Program.............    21
 TAXES...............................................    23
       Annuity Contracts in General..................    23
       Tax Treatment of Distributions -
         Non-Qualified Contracts.....................    24
       Tax Treatment of Distributions -
         Qualified Contracts.........................    24
       Required Minimum Distributions................    25
       Tax Treatment of Death Benefits...............    26
       Contracts Owned by a Trust or Corporation.....    26
       Gifts, Pledges and/or Assignments of a
         Contract....................................    26
       Diversification and Investor Control..........    27
 OTHER INFORMATION...................................    27
       AIG SunAmerica Life...........................    27
       The Distributor...............................    27
       The Separate Account..........................    27
       The General Account...........................    27
       Payments in Connection with Distribution of
         the Contract................................    28
       Administration................................    29
       Legal Proceedings.............................    29
       Financial Statements..........................    29
       Registration Statements.......................    30
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
   INFORMATION.......................................    30
 APPENDIX A - CONDENSED FINANCIAL INFORMATION........   A-1
 APPENDIX B - HYPOTHETICAL EXAMPLE OF THE OPERATION
   OF THE INCOME PROTECTOR PROGRAM...................   B-1
 APPENDIX C - IMPORTANT INFORMATION FOR CONTRACTS
   ISSUED PRIOR TO JANUARY 1, 2007...................   C-1
 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR
   VARIATIONS OF CERTAIN FEATURES AND BENEFITS.......   D-1

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your Contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your Contract during the Accumulation Phase.


ANNUITANT(S) - The person(s) on whose life (lives) we base annuity payments. For a Contract issued pursuant to IRC Section 403(b), the Participant must be the Annuitant. Under an IRA the owner is always the Annuitant.


ANNUITY DATE - The date on which annuity payments are to begin, as selected by you.


ANNUITY UNITS - A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your Contract during the Income Phase.


BENEFICIARY (IES) - The person(s) designated to receive any benefits under the Contract if you or the Annuitant dies.


COMPANY - AIG SunAmerica Life Assurance Company, AIG SunAmerica Life, we, us, or our, the insurer that issues this Contract.


CONTRACT - The variable annuity contract issued by AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). This includes any applicable group master contract, certificate and endorsement.


CONTRACTHOLDER - The party named as the Contractholder on the annuity Contract issued by AIG SunAmerica Life. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.


EMPLOYER - The organization specified in the Contract which offers the Plan to its employees.


ERISA - Employee Retirement Income Security Act of 1974 (as amended).


FIXED ACCOUNT - An account, if available, that we offer in which you may invest money and earn fixed rates of return.


INCOME PHASE - The period during which we make annuity payments to you.



INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when a person has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.



IRA - An Individual Retirement Annuity qualified under and issued in accordance with the provisions of Section 408(b) of the IRC.


IRC - The Internal Revenue Code of 1986, as amended, and all regulations thereto.


IRS - The Internal Revenue Service.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PARTICIPANT - An employee or other person affiliated with the Contractholder on whose behalf an account is maintained under the terms of the Contract.


PLAN - A retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds which may or may not be regulated by ERISA.


PURCHASE PAYMENTS - The money you give us to buy the Contract, as well as any additional money you give us to invest in the Contract after you own it.


QUALIFIED (CONTRACT) - A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investment and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.


TRUSTS - Refers to the Anchor Series Trust and the SunAmerica Series Trust.


TSA - A tax sheltered annuity qualified under and issued in accordance with the provisions of Section 403(b) of the IRC.


UNDERLYING FUND - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the Contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Polaris Plus Variable Annuity is a Contract between you and AIG SunAmerica Life. It is designed primarily for IRC 403(b) and IRA Contract investments to help you meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the Contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your Contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.



FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.



EXPENSES: There are fees and charges associated with the Contract. Each year we deduct separate account charges, which equal a maximum of 1.25% annually of the average daily net asset value of your Contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the Contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment, depending on your employment status at the time the Contract is issued. The maximum amount of the withdrawal charge declines over time. After a Purchase Payment has been in the Contract for six complete years, or five complete years if you were separated from service at the time the Contract was issued, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLUS VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.



ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.



DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.



ANNUITY INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.



INQUIRIES: If you have questions about your contract, call your financial representative or contact us at AIG SunAmerica Life Assurance Company, Annuity Service Center P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.



PLEASE SEE THE STATE APPENDIX BELOW FOR INFORMATION REGARDING STATE CONTRACT AVAILABILITY AND/OR STATE SPECIFIC VARIATIONS OF CERTAIN FEATURES AND BENEFITS.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.



PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   FEE TABLE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)


MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE
PAYMENT)(2).................................................  6%



TRANSFER FEE................................................  None(3)


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE....................................................None

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


Mortality and Expense Risk Fee..................................................  1.10%
Distribution Expense Fee........................................................  0.15%
                                                                                  -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..........................................  1.25%
                                                                                  =====


ADDITIONAL OPTIONAL FEATURE FEE
The Income Protector is an optional guaranteed minimum income benefit. You may elect either Income Protector option described below.

OPTIONAL INCOME PROTECTOR FEE
(Calculated as a percentage of your Contract value on the date of your effective enrollment in the program and then each subsequent Contract anniversary, plus Purchase Payments made since the prior Contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals)


OPTION                                                                            ANNUAL FEE(4)
------                                                                            -------------
Income Protector Plus...........................................................      0.15%
Income Protector Max............................................................      0.30%



UNDERLYING FUND EXPENSES (AS OF JANUARY 31, 2008)



THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL UNDERLYING FUND EXPENSES                                                       MINIMUM   MAXIMUM
-------------------------------------                                                       -------   -------
(expenses that are deducted from Trust assets, including management fees, other expenses
and 12b-1 fees, if applicable)............................................................   0.51%     1.39%


FOOTNOTES TO THE FEE TABLE:


(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. SEE PREMIUM TAX AND STATE APPENDIX BELOW.



(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines as follows:


   YEARS SINCE RECEIPT OF PURCHASE PAYMENT:..............   1    2    3    4    5    6   7+
   Schedule A*...........................................  6%   6%   5%   5%   4%   0%   0%
   Schedule B**..........................................  6%   6%   5%   5%   4%   4%   0%


    * This Withdrawal Charge Schedule applies to participants who are separated from service at the time of Contract issue.
      Please see EXPENSES below.


   ** This Withdrawal Charge Schedule applies to all other participants.


(3) We reserve the right to charge $25 per transfer after the first 15 transfers in any contract year in the future.



(4) The fee is deducted from your Contract value annually.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES


(assuming maximum Separate Account annual expense of 1.25%, election of the optional Income Protector Max (0.30%), and investment in the Underlying Fund with total expenses of 1.39%)


(1) If you surrender your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $897             $1,410            $1,948            $3,261
---------------------------------------------------------------------
---------------------------------------------------------------------



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(4)



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $297              $910             $1,548            $3,261
---------------------------------------------------------------------
---------------------------------------------------------------------


MINIMUM EXPENSE EXAMPLES


(assuming minimum separate account annual expense of 1.25%, no optional features are elected and investment in the Underlying Fund with total expenses of 0.51%)


(1) If you surrender your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $779             $1,054            $1,354            $2,073
---------------------------------------------------------------------
---------------------------------------------------------------------



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $179              $554             $  954            $2,073
---------------------------------------------------------------------
---------------------------------------------------------------------



EXPLANATION OF FEE TABLE AND EXAMPLES


1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as total annual Underlying Fund expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered. The fee for the Income Protector feature is not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.

4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

----------------------------------------------------------------
----------------------------------------------------------------
                       THE POLARIS PLUS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

We issue the Polaris Plus variable annuity to certain groups and/or individuals which qualify to purchase Contracts to fund their Tax Sheltered Annuity ("TSA") pursuant to Section 403(b) of the Internal Revenue Code ("IRC") or IRA retirement savings investments pursuant to Section 408(b) of the IRC. For TSA Contracts, the Contract may be issued to a group Contractholder (usually your employer or plan trustee) for the benefit of the Participants in the group (you and other employees in the group).

As a Participant under a group Contract you will receive a certificate which explains your rights under the Contract. In certain situations an individual Contract will be issued directly to you.

A TSA Polaris Plus participant may choose to convert their 403(b) to an IRA if they separate from service. Generally, all of the same features, charges and benefits will apply to a Contract converted to an IRA, as was applicable to a participant's TSA, so long as no conflict arises with the appropriate provisions of the IRC. We will only specifically address IRAs in this Prospectus to the extent that applicable IRC provisions and/or any other state or federal laws, require different treatment.

Generally, an annuity is a Contract between you and an insurance company. For Plans governed by Employee Retirement Income Security Act of 1974 ("ERISA"), the Contract may be owned by Plan Sponsor, Trustee or some other employee association. Your retirement plan allows you to invest money on which you have not already paid taxes and your earnings grow tax deferred. In addition, funding that Plan with a variable annuity provides certain benefits. You should decide whether the benefits are right for you. Among other features the Contract offers:

     - Investment Options: Various investment options available in one Contract, including both variable and fixed-rate investing.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: You receive a stream of income for your lifetime if elected, or another available period you select.

We developed this variable annuity to help you contribute to your retirement savings. Your contributions may come from payroll deductions arranged through your employer for TSAs. Contracts may also be funded by direct transfers or direct rollovers from other retirement savings plans. Existing Polaris Plus 403(b) Contracts may be converted to an IRA upon a separation from service. Additionally, those IRA Contract holders may make on-going contributions subject to restrictions set forth in the IRC.

This Contract has two stages, the Accumulation Phase and the Income Phase. Your Contract is in the Accumulation Phase when you make payments into the Contract. During the Accumulation Phase, generally you have the advantage of making Purchase Payments before paying taxes on the contributions. In addition, as a function of IRC provisions, taxes on your earnings are deferred until withdrawal. The Income Phase begins when you request that we start making income payments to you out of the money accumulated in your Contract.


The Contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your Contract depends on the performance of the Variable Portfolios in which you invest.



The Contract may also offer Fixed Accounts, which earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the Contract depends on the total interest credited to the Fixed Account in which you are invested. PLEASE SEE INVESTMENT OPTIONS BELOW.


This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period. SEE EXPENSES BELOW. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

----------------------------------------------------------------
----------------------------------------------------------------
                   PURCHASING A POLARIS PLUS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

A Purchase Payment is the money you give us to buy a Contract. Any additional money you give us to invest in your Contract after purchase is a subsequent Purchase Payment. You make payments into your Contract in two ways:

     - salary reduction contributions, arranged through your employer; and/or

     - direct transfer or direct rollover from an existing retirement plan.

If you enter into a salary reduction agreement with your employer to make Purchase Payments, there is no minimum initial payment. If you do not establish such a salary reduction agreement, and only contribute through direct transfer or direct rollover, the minimum initial Purchase Payment is $2,000.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



NON-NATURAL OWNERSHIP



A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. For more information on non-natural ownership, please see TAXES below.


In general, we will not issue a TSA or IRA contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. Upon proof satisfactory to us that minimum distribution requirements are being satisfied or are not yet required, we may issue a contract to anyone under age 81. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.


TERMINATION FOR FRAUD



The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance of the contract.



JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT


We allow this contract to be jointly owned. We require that the joint owners be spouses except in states that allow non-spouses to be joint owners. The age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. However, Domestic Partners should consult with their tax advisor and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners to fully benefit from certain benefits and features of the contract, such as optional living benefits that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase

Payment without allocation instructions, we will invest the money according to your allocation instructions on file.

Purchase Payments submitted by check can only be accepted by the Company at the following Payment Centers with the following address:

AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

     Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request at the Annuity Service Center.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government, and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by AIG SunAmerica Asset Management Corp., a wholly-owned subsidiary of the Company.


You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     ANCHOR SERIES TRUST - CLASS 1

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     SUNAMERICA SERIES TRUST - CLASS 1

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

              (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

         UNDERLYING FUNDS                           MANAGED BY:                   TRUST  ASSET CLASS
         ----------------                           -----------                   -----  -----------
Aggressive Growth                   AIG SunAmerica Asset Management Corp.         SAST   STOCK
Alliance Growth                     AllianceBernstein, L.P.                       SAST   STOCK
Asset Allocation                    Edge Asset Management, Inc.                   AST    BALANCED
Balanced                            J.P. Morgan Investment Management Inc.        SAST   BALANCED
Capital Appreciation                Wellington Management Company, LLP            AST    STOCK
Cash Management                     Columbia Management Advisors, LLC             SAST   CASH
Corporate Bond                      Federated Investment Management Company       SAST   BOND
Davis Venture Value                 Davis Selected Advisers LLC                   SAST   STOCK
"Dogs" of Wall Street (1)           AIG SunAmerica Asset Management Corp.         SAST   STOCK
Emerging Markets                    Putnam Investment Management, Inc.            SAST   STOCK
Equity Index                        FAF Advisors, Inc.                            SAST   STOCK
Equity Opportunities                OppenheimerFunds, Inc.                        SAST   STOCK
Fundamental Growth                  Wells Capital Management Inc.                 SAST   STOCK
Global Bond                         Goldman Sachs Asset Management International  SAST   BOND
Global Equities                     J.P. Morgan Investment Management Inc.        SAST   STOCK
Government and Quality Bond         Wellington Management Company, LLP            AST    BOND
Growth                              Wellington Management Company, LLP            AST    STOCK
Growth-Income                       AllianceBernstein, L.P.                       SAST   STOCK
High-Yield Bond                     AIG SunAmerica Asset Management Corp.         SAST   BOND
International Diversified Equities  Morgan Stanley Investment Management,         SAST   STOCK
                                    Inc.(2)
International Growth & Income       Putnam Investment Management, Inc.            SAST   STOCK
Real Estate                         Davis Selected Advisers LLC                   SAST   STOCK
Small Company Value                 Franklin Advisory Services, LLC               SAST   STOCK
Telecom Utility                     Massachusetts Financial Services Company      SAST   STOCK
Total Return Bond(3)                Pacific Investment Management Company LLC     SAST   BOND


(1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income.

(2) Morgan Stanley Investment Management, Inc. does business in certain circumstances using the name "Van Kampen."


(3)On May 1, 2008, Worldwide High Income was renamed to Total Return Bond and the investment manager was changed from Morgan Stanley Investment Management, Inc. to Pacific Investment Management Company LLC.



 YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES
    CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH
            UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.



If applicable, your Plan may limit the Underlying Funds available under your Contract.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial rollover Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.


DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. Please note, for administrative reasons, we accumulate all subsequent Purchase Payments made in a given month into a single trade, and apply the fixed rate of interest available at that time. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-SUN2, through the Company's website (www.aigsunamerica.com), or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.


SHORT-TERM TRADING POLICIES


We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

All transfer requests in excess of 15 transfers within a rolling twelve-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer. For example, if you made a transfer on August 16, 2006 and within the previous twelve months (from August 17, 2005 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2006 must be submitted by U.S. Mail (from August 17, 2006 through August 16, 2007). We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:
     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM



Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you make an internet transfer on our website, the Automatic Asset Rebalancing program will be terminated.


     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your Contract in three ways:


     - by receiving annuity income payments during the Income Phase, PLEASE SEE ANNUITY INCOME OPTIONS BELOW; or


     - by taking a loan in accordance with the provisions of your Plan and/or this Contract (TSA only); or

     - subject to the restrictions described below, by making a partial or total withdrawal.

Any request for withdrawal will be priced as of the day it is received by us in good order if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct premium taxes, if applicable.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of Contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

We may establish certain minimum withdrawal amounts or require that a minimum amount remain in a Variable Portfolio upon withdrawal. Please consult the Annuity Service Center for additional information. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and each fixed account option in which you are invested.

WITHDRAWAL RESTRICTIONS


Withdrawals under Section 403(b) Contracts are subject to the limitations under
Section 403(b)(11) of the IRC and any applicable Plan document. Section 403(b) provides that salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 may only be withdrawn upon (1) death; (2) disability; (3) reaching age 59 1/2; (4) separation from service; or (5) occurrence of a hardship. Amounts accumulated in one Section 403(b)(1) Contract may be transferred to another Section 403(b)(1) Contract or
Section 403(b)(7) custodial account without a penalty under the IRC. Amounts accumulated in a Section 403(b)(7) custodial account and deposited in a Contract will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions. For more information on these provisions. PLEASE SEE TAXES BELOW.


If your Plan is subject to Title I of ERISA, your withdrawal request must be authorized by the Contractholder on your behalf. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of your Contract value which is available for distribution to you.


If your Plan is not subject to Title I of ERISA and you own a TSA, you must certify to AIG SunAmerica Life that, one of the events listed in the IRC has occurred (and provide supporting information, if requested) and that AIG SunAmerica Life may rely on such representation in granting such a withdrawal request. The above does not apply to transfers to other Qualified investment alternatives. PLEASE SEE TAXES BELOW. You should consult your tax adviser as well as review the provisions of any applicable Plan before requesting a withdrawal.


In addition to the restrictions noted above, a Plan may contain additional withdrawal or transfer restrictions.

Early withdrawals from a TSA or IRA, as defined under Section 72(q) and 72(t) of the IRC, may be subject to 10% penalty tax.

TEXAS OPTIONAL RETIREMENT PROGRAM

If you participate in the Texas Optional Retirement Program ("ORP") you must obtain a certificate of termination from your employer before you can redeem your Contract. We impose this requirement on you because the Texas Attorney General ruled that participants in ORP may redeem their Contract only upon termination of their employment by Texas public institutions of higher education, or upon retirement death or total disability.

SYSTEMATIC WITHDRAWAL PROGRAM

If you elect and the terms of any applicable Plan and/or the IRC allow, then we use money in your Contract to pay your monthly, quarterly, semiannual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. However, any such payments you elect to receive are subject to all applicable withdrawal charges, market value adjustments, income taxes, tax penalties and other withdrawal restrictions affecting your Contract. The minimum amount of each withdrawal is $50. There must be at least $500 remaining in your Contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2 at the time of withdrawal. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

WITHDRAWAL CHARGES, INCOME TAXES, TAX PENALTIES AND CERTAIN WITHDRAWAL RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE, INCLUDING SYSTEMATIC WITHDRAWALS.

LOANS

If you own a TSA and, if applicable, your Plan permits, you may take a loan from your Contract during the Accumulation Period. You may apply for a loan under the Contract by completing a loan application available from AIG SunAmerica Life. Loans are secured by a portion of your Contract Value. More information about loans, including interest rates, restrictions, terms of repayment and applicable fees and charges is available in the Certificate, the Endorsement and the Loan Agreement as well as from AIG SunAmerica Life's Annuity Service Center.

FREE WITHDRAWAL AMOUNT

If your Contract is subject to withdrawal charge schedule A, you may be able to withdraw 15% of your Purchase Payments each Contract year, free of a contractual withdrawal charge. The amount available for free withdrawal each year is reduced by the amount of any Purchase Payment previously withdrawn in that Contract year. However, upon a full surrender of your Contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of surrender (except in the State of Washington).

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                                 DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you should die during the Accumulation Phase of your Contract, we pay a death benefit to your Beneficiary. The death benefit (unless limited by your Plan) equals the greater of:

     1. Total Purchase Payments reduced by the amount of any loan(s) outstanding plus accrued interest and reduced for withdrawals (and any fees and charges applicable to those withdrawals) in the same proportion that each withdrawal reduced Contract Value on the date of the withdrawal, or;

     2. Contract value.


We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase your Beneficiary receives any remaining guaranteed annuity income payments (or a portion thereof) in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.



You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. Plans subject to Title 1 of ERISA may impose additional restrictions on Beneficiary designation which are discussed in the Beneficiary Designation Form.



We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

The death benefit must be paid by December 31 of the calendar year containing the fifth anniversary of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin on or before December 31 of the calendar year immediately following the year of your death.

If the Beneficiary is the Participant's surviving spouse, the surviving spouse may elect to receive the entire death benefit in equal or substantially equal payments over their life or over a period not longer than their life expectancy, commencing at any date prior to the later of:

      (i) December 31 of the calendar year immediately following the calendar year in which the Participant died, and

     (ii) December 31 of the calendar year in which the Participant would have attained age 70 1/2.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life to the same owner/annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. FOR STATE-SPECIFIC EXPENSES, PLEASE SEE APPENDIX D -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.
We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES


The annualized Separate Account expenses is 1.25% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

A withdrawal charge may apply against each Purchase Payment you put into the Contract if you seek withdrawal of that payment prior to the end of a specified period.

If applicable, the withdrawal charge equals a percentage of the Purchase Payment you take out of the Contract. The withdrawal charge percentage may decline over time for each Purchase Payment in the Contract. The applicable withdrawal charge schedule will appear on your Contract Data Page.

SEPARATED FROM SERVICE AT CONTRACT ISSUE

(SCHEDULE A)

------------------------------------------------------------------
YEAR                              1     2     3     4     5     6
------------------------------------------------------------------
  WITHDRAWAL CHARGE              6%    6%    5%    5%    4%    0%
------------------------------------------------------------------

EMPLOYED AT CONTRACT ISSUE

(SCHEDULE B)

-------------------------------------------------------------------
YEAR                         1     2     3     4     5     6     7
-------------------------------------------------------------------
  WITHDRAWAL CHARGE         6%    6%    5%    5%    4%    4%    0%
-------------------------------------------------------------------

You may obtain information as to the withdrawal charge applicable to your Contract by contacting your Plan Sponsor, Employer, financial representative or by consulting your Contract Data page.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your Contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your Contract. If you withdraw all of your Contract value, we deduct any applicable withdrawal charge from the amount withdrawn.

We calculate charges due on a total withdrawal as of the day after we receive your request and your Contract. We return your Contract value less any applicable fees and charges. You will not receive the benefit of any available and prior free withdrawal amounts (applicable only to those subject to withdrawal charge Schedule A) if you make a complete withdrawal of your Contract.


Both the insurance charges and the withdrawal charges may vary by Plan and/or group Contract based on certain objective factors. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED BELOW.


EXCEPTIONS TO WITHDRAWAL CHARGE

A withdrawal charge is not applicable to withdrawals requested in the following situations:


     - Annuitization (except if under the Income Protector Program) PLEASE SEE ANNUITY INCOME OPTIONS BELOW;



     - Death Benefits, PLEASE SEE DEATH BENEFIT ABOVE;


     - After your 10th Contract anniversary;

     - If you are subject to withdrawal charge Schedule A, 15% of your Purchase Payments each Contract year;

     - Disability occurring after Contract issue;

     - Hardship occurring after Contract issue;

     - After separation from service occurring after Contract issue;

     - loans in accordance with the requirements of ERISA and/or the IRC, the Plan and the Contract; or

     - to avoid Federal Income Tax penalties or satisfy income tax rules applicable to the Contract from which the withdrawal is made.

Additionally, upon conversion to an IRA from an existing Polaris Plus 403(b) Contract, IRA Contractholders will receive credit for time served in their prior Polaris Plus TSA variable annuity investment. This means we will carry over the 403(b) Purchase Payment history with respect to any potential withdrawal charges under the IRA.


Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.



INCOME PROTECTOR PROGRAM FEE


We charge a fee for the Income Protector program, as follows:

----------------------------------------------------------------------------------
                                                 ANNUAL FEE AS A % OF YOUR
                 OPTION                             INCOME BENEFIT BASE
----------------------------------------------------------------------------------
         Income Protector Plus                             0.15%
----------------------------------------------------------------------------------
          Income Protector Max                             0.30%
----------------------------------------------------------------------------------


Since the Income Benefit Base is only a calculation and does not provide a Contract value, we deduct the fee from your actual Contract value beginning on the Contract anniversary on which your enrollment in the program becomes effective. If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after Contract issue, we begin deducting the annual fee on the Contract anniversary of or following election. We will deduct this charge from your Contract value on every Contract anniversary up to and including your Income Benefit Date. PLEASE SEE OPTIONAL INCOME PROTECTOR PROGRAM BELOW.



UNDERLYING FUND EXPENSES


INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

For more detailed information on these Underlying Fund fees, refer to the Trust prospectuses.
TRANSFER FEE


We currently permit an unlimited number of transfers between investment options, every year. We reserve the right to limit the number of transfers to 15 per year, in the future, for both new and existing Contractholders. If we do impose such a limit you will be charged $25 for each transfer over that limit. PLEASE SEE INVESTMENT OPTIONS ABOVE.


PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states may require that we either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. SEE STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS BELOW FOR A LISTING OF THE STATES THAT CHARGE PREMIUM TAXES AND THE PERCENTAGE OF THE TAX.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                             ANNUITY INCOME OPTIONS

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ANNUITY DATE


During the Income Phase, the money in your Contract is used to make regular annuity income payments to you. You may switch to the Income Phase any time. You select the month and year in which you want annuity income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Once you begin receiving annuity income payments, you cannot change your annuity income option. Except as indicated under Option 5, once you begin receiving annuity income payments, you cannot otherwise access your money through withdrawal or surrender.



Generally, for Qualified Contracts, the Annuity Date may be any day after you reach age 59 1/2 but not later than your 75th birthday. However, you may be required to begin taking required minimum distributions by April 1 following the later of, the year in which you turn age 70 1/2 or the calendar year in which you retire. PLEASE SEE TAXES BELOW.



As to TSAs and IRAs, an annuity income payment is generally considered a withdrawal. Therefore, IRC withdrawal restrictions may limit the time at which annuity income payments may begin. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.



Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will begin on the Latest Annuity Date.


If the Annuity Date is past your 85th birthday, your Contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

ANNUITY INCOME OPTIONS


Currently, this Contract offers five standard annuity income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive annuity income payments but do not select an option, your annuity income payments will be made in accordance with Option 4 for a period of 10 years. For annuity income payments selected for joint lives, we pay according to Option 3 for a period of 10 years.



We base our calculation of annuity income payments on the life of the Annuitant and the annuity rates set forth in your Contract. Under a TSA you, as the Participant, are always the Annuitant. Under an IRA you, as the contract owner, must always be the Annuitant. UNDER CERTAIN QUALIFIED CONTRACTS THE ANNUITY INCOME OPTION YOU SELECT MAY NOT EXCEED YOUR LIFE EXPECTANCY.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.
ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10, 15 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above with an additional guarantee of payments for at least 10, 15 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.


The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.



Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS


You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:


     - for life income options, your age when annuity income payments begin; and


     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.


OPTIONAL INCOME PROTECTOR PROGRAM



If elected, this program provides a future "safety net" in the event that, when you choose to begin receiving annuity income payments, your contract has not performed within a historically anticipated range. The Income Protector program offers you the ability to receive a guaranteed fixed minimum retirement annuity income upon annuitization. With the Income Protector program you know the level of minimum income that will be available to you if, when you chose to begin the income phase of your contract, down markets have negatively impacted your contract value. We reserve the right to modify, suspend or terminate the Income Protector program at any time.



The Income Protector program provides two levels of minimum retirement annuity income. The two available options are the Income Protector Plus and Income Protector Max. If you enroll in the Income Protector program, we charge a fee based on the level of protection you select. The amount of the fee and how to enroll are described below. In order to utilize the benefit of the program you must follow the provisions discussed below.



Certain IRC restrictions on annuity income options available to Qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACTHOLDERS below.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED ANNUITY INCOME



We base the amount of minimum annuity income available to you if you take annuity income payments using the Income Protector program upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Income Benefit Base is equal to your contract value. Your participation becomes effective on either the date of issue of the contract (if elected at the time of application) or on the contract anniversary following your enrollment in the program.



The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.



Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:


     (a) is,


          - for the first year of calculation, your contract value on the date your participation in the program became effective, or;



          - for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;



     (b) is the sum of all Purchase Payments made into the contract since the last contract anniversary, and;



     (c) is all withdrawals and applicable fees and charges since the last contract anniversary in an amount proportionate to the amount by which such withdrawals decreased your contract value.



The Income Benefit Base accumulates at one of the following annual growth rates from the date your enrollment becomes effective through your election to begin receiving annuity income under the program:


-------------------------------------------------------
                OPTIONS                   GROWTH RATE*
-------------------------------------------------------
       The Income Protector Plus           3.25%
-------------------------------------------------------
        The Income Protector Max           5.25%
-------------------------------------------------------

* If you elect the Plus or Max feature on a subsequent anniversary, the Growth Rates may be different.


The growth rates for the Plus or Max features cease on the contract anniversary following the Annuitant's 90th birthday.



ENROLLING IN THE INCOME PROTECTOR PROGRAM


If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form available through our Annuity Service Center. You may only elect one of the options, you can not change your election once made, and you can not terminate your enrollment. In order to obtain the benefit of the Income Protector program you may not begin the income phase for at least seven years following your enrollment.

STEP-UP OF YOUR INCOME BENEFIT BASE


You may also have the opportunity to "Step-Up" your Income Benefit Base. The Step-Up feature allows you to increase your Income Benefit Base to the amount of your contract value on your contract anniversary. You can only elect to Step-Up within the 30 days before the next contract anniversary. The seven year waiting period required prior to electing annuity income payments through the Income Protector program is restarted if you step-up your Income Benefit Base.


You must complete the appropriate portion of the Income Protector Election Form to effect a Step-Up.


ELECTING TO RECEIVE ANNUITY INCOME PAYMENTS



You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the seventh or later contract anniversary following the later of,


     - the effective date of your enrollment in the Income Protector program, or


     - the contract anniversary of your most recent Step-Up.



The contract anniversary prior to your election to begin receiving annuity income payments is your Income Benefit Date. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement annuity income. To arrive at the minimum guaranteed fixed retirement annuity income available to you, we apply the annuity rates stated in your Income Protector Endorsement for the annuity income option you select to your final Income Benefit Base.



You then choose if you would like to receive that annuity income annually, quarterly or monthly for the time guaranteed under your selected annuity income option. Your final Income Benefit Base is equal to (a) minus (b) where:


     (a) is your Income Benefit Base as your Income Benefit Date, and;


     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract at the Income Benefit Date, and any applicable premium taxes.



The annuity income options available when using the Income Protector program to receive your retirement annuity income are:



     - Life Annuity with 10 Year Period Certain; or


     - Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin the income phase, we will calculate your annual annuity income using both your final Income Benefit Base and your contract value. We will use the same annuity income option for each calculation, however, the annuity factors used to calculate your annuity income under the Income Protector program will be different. You will receive whichever provides a greater stream of annuity income. If you take annuity income payments using the Income Protector program, your annuity income payments will be fixed in amount. You are not required to use the Income Protector program to receive your annuity income payments. The general provisions of your contract provide other annuity income options. However, we will not refund fees paid for the Income Protector program if you begin taking annuity income payments under the general provisions of your contract. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR PROGRAM, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


NOTE TO QUALIFIED CONTRACTHOLDERS


Qualified contracts generally require that you select an annuity income option which does not exceed your life expectancy. That restriction may limit the benefit of the Income Protector program. To utilize the Income Protector program, you must take annuity income payments under one of two annuity income options. If those annuity income options exceed your life expectancy you may be prohibited from receiving your guaranteed fixed income under the Income Protector program. If you own a Qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit. You should consult your tax advisor for information concerning your particular circumstances.



FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM


We charge a fee for the Income Protector program, as follows:



 -------------------------------------------------------
                               ANNUAL FEE AS A % OF
            OPTION             YOUR INCOME BENEFIT BASE
---------------------------------------------------------
    Income Protector Plus           0.15%
---------------------------------------------------------
     Income Protector Max           0.30%
---------------------------------------------------------



Since the Income Benefit Base is only a calculation and does not provide a contract value, we deduct the fee from your actual contract value beginning on the contract anniversary on which your enrollment in the program becomes effective.



If you elect to participate in the Income Protector program at contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after contract issue, we begin deducting the annual fee on the contract anniversary of or following election. We will deduct this charge from your contract value on every contract anniversary up to and including your Income Benefit Date.



After a Step-Up, the fee for the Income Protector Max or Plus will be based on your Stepped-Up Income Benefit Base, and will be deducted from your contract value beginning on the effective date of the step-up.



The Income Protector program may not be available in your state. Please consult your financial representative for information regarding availability. PLEASE SEE APPENDIX B FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM.


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                                     TAXES
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NOTE:  THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND
GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an IRA, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS

All Non-Qualified contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.

Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age
70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS


Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a Non-Natural Owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


If you transfer ownership of your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.


The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and (b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

----------------------------------------------------------------
----------------------------------------------------------------
                               OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.

THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc., ("AIG SACS") Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SACS, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by AIG SACS in connection with the distribution of the contracts.

THE SEPARATE ACCOUNT

The Company originally established the Separate Account, Variable Annuity Account Seven, under Arizona law on August 28, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these benefits through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. See the Statement of Additional Information for more information regarding this arrangement.


PLEASE SEE APPENDIX C FOR IMPORTANT INFORMATION REGARDING CERTAIN GUARANTEES FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007.


PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2007 in the Statement of Additional Information which is available upon request.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive two kinds of payments described below.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from AIG SAAMCo, our wholly-owned subsidiary, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.


We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


LEGAL PROCEEDINGS

Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

The consolidated financial statements and financial statement schedules incorporated in this prospectus by reference to AIG's Annual Report on Form 10-K for the fiscal year ended December 31, 2007 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company and the Separate Account can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

----------------------------------------------------------------
----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.


Separate Account................................    3
General Account.................................    4
Support Agreement Between the Company and AIG...    4
Performance Data................................    5
Annuity Income Payments.........................    7
Annuity Unit Values.............................    8
Taxes...........................................   10
Broker-Dealer Firms Receiving Revenue Sharing
  Payments......................................   20
Distribution of Contracts.......................   21
Financial Statements............................   21



IF YOU PURCHASED YOUR CONTRACT PRIOR TO JANUARY 1, 2007, PLEASE SEE APPENDIX C FOR THE TABLE OF CONTENTS APPLICABLE TO YOUR STATEMENT OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                INCEPTION TO      FISCAL      FISCAL      FISCAL
                                                 FISCAL YEAR       YEAR        YEAR        YEAR
                                                    ENDED          ENDED       ENDED       ENDED
             VARIABLE PORTFOLIOS                   4/30/99        4/30/00     4/30/01     4/30/02
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       15.48       16.18       24.02      17.202
                                               (b)                                9.66       6.660
  Ending AUV.................................  (a)       16.18       24.02       17.20      13.067
                                               (b)                                6.66       5.079
  Ending Number of AUs.......................  (a)      28,487     907,848     951,846     893,284
                                               (b)                                 463         980

--------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       40.86       40.20       49.82      35.913
                                               (b)                                8.81       7.072
  Ending AUV.................................  (a)       40.20       49.82       35.91      28.657
                                               (b)                                7.07       5.666
  Ending Number of AUs.......................  (a)     147,759   2,826,566   2,862,749   2,724,668
                                               (b)                                 694       3,136

--------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 9/19/05)
  Beginning AUV..............................  (a)       18.47       19.16       19.87      19.099
                                               (b)
  Ending AUV.................................  (a)       19.16       19.87       19.10      18.333
                                               (b)
  Ending Number of AUs.......................  (a)      27,027     593,068     638,666     602,916
                                               (b)

--------------------------------------------------------------------------------------------------
BALANCED - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       17.30       17.48       19.40      16.396
                                               (b)                                9.32       8.067
  Ending AUV.................................  (a)       17.48       19.40       16.40      14.298
                                               (b)                                8.07       7.063
  Ending Number of AUs.......................  (a)     254,773   4,976,910   4,927,161   4,592,956
                                               (b)                                 399       2,546

--------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       27.21       28.69       45.44      37.392
                                               (b)                               10.00       8.575
  Ending AUV.................................  (a)       28.69       45.44       37.39      31.686
                                               (b)                                8.57       7.295
  Ending Number of AUs.......................  (a)      52,736     878,168     935,668     939,065
                                               (b)                                 818       3,904

--------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV..............................  (a)       11.95       11.99       12.45      13.012
                                               (b)                               10.22      10.325
  Ending AUV.................................  (a)       11.99       12.45       13.01      13.185
                                               (b)                               10.32      10.505
  Ending Number of AUs.......................  (a)     337,271   2,131,823   2,060,001   1,839,033
                                               (b)                               1,701       3,026

--------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV..............................  (a)       13.09       13.15       12.77      13.649
                                               (b)                               10.00       9.958
  Ending AUV.................................  (a)       13.15       12.77       13.65      14.359
                                               (b)                                9.96      10.517
  Ending Number of AUs.......................  (a)      32,037     600,023     644,043     685,610
                                               (b)                                   5         255

--------------------------------------------------------------------------------------------------

                                                FISCAL      FISCAL      FISCAL      FISCAL      FISCAL      FISCAL
                                                 YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                 ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
             VARIABLE PORTFOLIOS                4/30/03     4/30/04     4/30/05     4/30/06     4/30/07     4/30/08
---------------------------------------------  ---------------------------------------------------------------------
---------------------------------------------  ---------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     13.067      10.587      12.923      14.167      17.412      19.606
                                                   5.079       4.131       5.063       5.573       6.877       7.774
  Ending AUV.................................     10.587      12.923      14.167      17.412      19.606      15.857
                                                   4.131       5.063       5.573       6.877       7.774       6.313
  Ending Number of AUs.......................    812,929     790,356     693,354     535,535     437,327     363,501
                                                     288         310          22          12          12          12
--------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     28.657      24.004      26.836      27.116      34.464      35.163
                                                   5.666       4.756       5.349       5.426       6.924       7.093
  Ending AUV.................................     24.004      26.836      27.116      34.464      35.163      34.958
                                                   4.765       5.349       5.426       6.924       7.093       7.080
  Ending Number of AUs.......................  2,424,504   2,306,310   1,847,707   1,400,581   1,082,445     873,281
                                                   1,984       2,006       2,006       1,916       1,916       1,916
--------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 9/19/05)
  Beginning AUV..............................     18.333      17.703      20.967      22.195      24.400      26.984
                                                                                      13.223      13.939      15.437
  Ending AUV.................................     17.703      20.967      22.195      24.400      26.984      26.899
                                                                                      13.939      15.437      15.390
  Ending Number of AUs.......................    571,196     662,512     566,460     480,138     417,975     364,188
                                                                                           7          22          22
--------------------------------------------------------------------------------------------------
BALANCED - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     14.298      12.956      14.239      14.670      15.657      17.453
                                                   7.063       6.426       7.091       7.335       7.860       8.796
  Ending AUV.................................     12.956      14.239      14.670      15.657      17.453      16.708
                                                   6.426       7.091       7.335       7.860       8.796       8.454
  Ending Number of AUs.......................  4,022,365   3,723,491   2,949,416   2,192,601   1,710,123   1,424,818
                                                     837         837         630         630         630         524
--------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     31.686      27.782      34.031      34.158      43.027      47.003
                                                   7.295       6.422       7.899       7.960      10.067      11.041
  Ending AUV.................................     27.782      34.031      34.158      43.027      47.003      50.969
                                                   6.422       7.899       7.960      10.067      11.041      12.021
  Ending Number of AUs.......................    872,982     849,975     718,778     552,955     457,173     398,515
                                                   2,897       2,025       1,009       1,009       1,009         926
--------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV..............................     13.185      13.171      13.080      13.092      13.373      13.858
                                                  10.505      10.536      10.505      10.557      10.827      11.265
  Ending AUV.................................     13.171      13.080      13.092      13.373      13.858      14.162
                                                  10.536      10.505      10.557      10.827      11.265      11.558
  Ending Number of AUs.......................  1,553,588   1,210,503   1,115,235     734,314     728,402     700,672
                                                   3,497       3,497       3,497           0          30          30
--------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV..............................     14.359      15.637      16.594      17.235      17.476      18.754
                                                  10.517                              12.777      13.007      14.014
  Ending AUV.................................     15.637      16.594      17.235      17.476      18.754      19.340
                                                                                      13.007      14.014      14.510
  Ending Number of AUs.......................    679,219     634,989     500,897     368,666     299,842     264,197
                                                                                           0           0           0
--------------------------------------------------------------------------------------------------


       AUV - Accumulation Unit Value
       AU - Accumulation Units

       (a) Reflects 1.25% Separate Account Expenses

       (b) Reflects 0.85% Separate Account Expenses





       The Separate Account has a fiscal year end of April 30.

                                                INCEPTION TO      FISCAL      FISCAL      FISCAL
                                                 FISCAL YEAR       YEAR        YEAR        YEAR
                                                    ENDED          ENDED       ENDED       ENDED
             VARIABLE PORTFOLIOS                   4/30/99        4/30/00     4/30/01     4/30/02
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       25.34       26.76       30.39      28.201
                                               (b)                               10.00       9.864
  Ending AUV.................................  (a)       26.76       30.39       28.20      25.682
                                               (b)                                9.86       9.019
  Ending Number of AUs.......................  (a)      37,452     748,416     830,018     876,039
                                               (b)                                 719       4,088

--------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/15/04)
  Beginning AUV..............................  (a)        9.42       10.22        8.41       9.436
                                               (b)
  Ending AUV.................................  (a)       10.22        8.41        9.44      10.177
                                               (b)
  Ending Number of AUs.......................  (a)      30,615     665,329     640,566     657,864
                                               (b)

--------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV..............................  (a)        6.60        7.63        9.68       6.741
                                               (b)                               10.00       9.120
  Ending AUV.................................  (a)        7.63        9.68        6.74       7.366
                                               (b)                                9.12      10.010
  Ending Number of AUs.......................  (a)      18,838     588,449     588,363     599,115
                                               (b)                                  90         797

--------------------------------------------------------------------------------------------------
EQUITY INDEX - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................  (a)       10.00       10.26       10.82       9.277
                                               (b)                                8.98       8.357
  Ending AUV.................................  (a)       10.26       10.82        9.28       7.965
                                               (b)                                8.36       7.203
  Ending Number of AUs.......................  (a)     400,093   6,227,727   6,183,325   5,912,696
                                               (b)                                 201         907

--------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV..............................  (a)       16.63       17.58       16.34      17.333
                                               (b)
  Ending AUV.................................  (a)       17.58       16.34       17.33      15.940
                                               (b)
  Ending Number of AUs.......................  (a)      25,264     422,715     445,284     477,854
                                               (b)

--------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       25.97       26.04       30.47      22.464
                                               (b)                               10.00       7.727
  Ending AUV.................................  (a)       26.04       30.47       22.46      17.538
                                               (b)                                7.73       6.057
  Ending Number of AUs.......................  (a)     149,215   1,971,364   1,966,522   1,831,599
                                               (b)                                 371       1,209

--------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       14.43       14.54       14.36      15.454
                                               (b)                               10.00      10.481
  Ending AUV.................................  (a)       14.54       14.36       15.45      15.801
                                               (b)                               10.48      10.763
  Ending Number of AUs.......................  (a)      40,454     510,047     517,475     510,010
                                               (b)                                 446         446

--------------------------------------------------------------------------------------------------

                                                FISCAL      FISCAL      FISCAL      FISCAL      FISCAL      FISCAL
                                                 YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                 ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
             VARIABLE PORTFOLIOS                4/30/03     4/30/04     4/30/05     4/30/06     4/30/07     4/30/08
---------------------------------------------  ---------------------------------------------------------------------
---------------------------------------------  ---------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     25.682      22.336      29.081      31.579      36.641      41.733
                                                   9.019       7.875      10.294      11.223      13.074      14.951
  Ending AUV.................................     22.336      29.081      31.579      36.641      41.733      40.096
                                                   7.875      10.294      11.223      13.074      14.951      14.422
  Ending Number of AUs.......................    837,110     860,682     736,735     611,559     640,930     513,330
                                                   1,413       1,375       1,204       1,168       1,168         952
--------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/15/04)
  Beginning AUV..............................     10.177       8.758      10.912      11.108      11.749      13.680
                                                              11.646      11.804      12.064      12.811      14.977
  Ending AUV.................................      8.758      10.912      11.108      11.749      13.680      12.748
                                                              11.804      12.064      12.811      14.977      14.024
  Ending Number of AUs.......................    647,923     609,287     496,507     377,380     301,715     247,179
                                                                   8           8           4           4           4
--------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV..............................      7.366       6.102       9.107      11.202      18.302      21.277
                                                  10.010                              15.408      25.275      29.501
  Ending AUV.................................      6.102       9.107      11.202      18.302      21.277      25.638
                                                                                      25.275      29.501      35.690
  Ending Number of AUs.......................    518,892     680,531     544,013     595,058     466,456     439,706
                                                                                           0           0           0
--------------------------------------------------------------------------------------------------
EQUITY INDEX - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................      7.965       6.794       8.190       8.555       9.708      10.984
                                                   7.203                               7.831       8.921      10.134
  Ending AUV.................................      6.794       8.190       8.555       9.708      10.984      10.293
                                                                                       8.921      10.134       9.536
  Ending Number of AUs.......................  5,344,702   5,140,659   4,114,983   3,059,876   2,345,019   1,882,083
                                                                                           0           0           0
--------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV..............................     15.940      13.207      16.286      17.263      19.241      21.474
                                                                                           0           0          --
  Ending AUV.................................     13.207      16.286      17.263      19.241      21.474      19.756
                                                                                           0           0          --
  Ending Number of AUs.......................    463,108     428,881     329,288     225,546     175,835     144,341
                                                                                           0           0           0
--------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     17.538      14.568      16.767      16.392      19.012      19.834
                                                   6.057       5.051       5.835       5.728       6.668       6.982
  Ending AUV.................................     14.568      16.767      16.392      19.012      19.834      21.141
                                                   5.051       5.835       5.728       6.668       6.982       7.464
  Ending Number of AUs.......................  1,601,326   1,418,311   1,116,207     812,915     621,898     501,902
                                                     174         174         174         189         174         174
--------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     15.801      16.849      16.975      17.683      18.119      18.629
                                                  10.763                              12.171      12.483      12.832
  Ending AUV.................................     16.849      16.975      17.683      18.119      18.629      21.158
                                                                                      12.483      12.832      14.597
  Ending Number of AUs.......................    476,778     424,680     337,148     257,706     212,271     209,814
                                                                                          24          24          24
--------------------------------------------------------------------------------------------------


       AUV - Accumulation Unit Value
       AU - Accumulation Units

       (a) Reflects 1.25% Separate Account Expenses

       (b) Reflects 0.85% Separate Account Expenses





       The Separate Account has a fiscal year end of April 30.

                                                INCEPTION TO      FISCAL      FISCAL      FISCAL
                                                 FISCAL YEAR       YEAR        YEAR        YEAR
                                                    ENDED          ENDED       ENDED       ENDED
             VARIABLE PORTFOLIOS                   4/30/99        4/30/00     4/30/01     4/30/02
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV..............................  (a)       21.05       21.42       27.15      19.986
                                               (b)                               10.00       8.673
  Ending AUV.................................  (a)       21.42       27.15       19.99      16.270
                                               (b)                                8.67       7.089
  Ending Number of AUs.......................  (a)      14,587     587,483     621,167     598,333
                                               (b)                                 499       1,959

--------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1
Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV..............................  (a)       13.60       13.60       13.50      14.844
                                               (b)                               10.69      10.717
  Ending AUV.................................  (a)       13.60       13.50       14.84      15.704
                                               (b)                               10.72      11.384
  Ending Number of AUs.......................  (a)     180,434   3,159,021   3,297,472   3,250,427
                                               (b)                                  25       3,422

--------------------------------------------------------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       27.45       28.24       34.09      29.136
                                               (b)                               10.00       8.745
  Ending AUV.................................  (a)       28.24       34.09       29.14      25.649
                                               (b)                                8.75       7.729
  Ending Number of AUs.......................  (a)      49,892     795,149     838,055     829,414
                                               (b)                               1,549       4,575

--------------------------------------------------------------------------------------------------
GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       29.83       30.82       36.49      30.347
                                               (b)                               10.00       8.734
  Ending AUV.................................  (a)       30.82       36.49       30.35      25.714
                                               (b)                                8.73       7.431
  Ending Number of AUs.......................  (a)     124,672   2,435,756   2,501,326   2,430,317
                                               (b)                                 201       1,872

--------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................  (a)       14.71       15.15       14.78      13.607
                                               (b)                               10.00       9.622
  Ending AUV.................................  (a)       15.15       14.78       13.61      12.745
                                               (b)                                9.62       9.049
  Ending Number of AUs.......................  (a)      23,707     375,439     380,713     368,246
                                               (b)                                  82         539

--------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST
Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/4/04)
  Beginning AUV..............................  (a)       13.99       14.36       15.36      12.332
                                               (b)
  Ending AUV.................................  (a)       14.36       15.36       12.33      10.238
                                               (b)
  Ending Number of AUs.......................  (a)      22,528     381,038     399,062     397,985
                                               (b)

--------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH & INCOME - SAST Class 1
Shares
(Inception Date - (a) 3/24/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       11.81       12.87       14.13      12.641
                                               (b)                                9.09       8.725
  Ending AUV.................................  (a)       12.87       14.13       12.64      11.010
                                               (b)                                8.73       7.631
  Ending Number of AUs.......................  (a)      14,725     555,461     591,348     600,190
                                               (b)                                 213         807

--------------------------------------------------------------------------------------------------

                                                FISCAL      FISCAL      FISCAL      FISCAL      FISCAL      FISCAL
                                                 YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                 ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
             VARIABLE PORTFOLIOS                4/30/03     4/30/04     4/30/05     4/30/06     4/30/07     4/30/08
---------------------------------------------  ---------------------------------------------------------------------
---------------------------------------------  ---------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV..............................     16.270      13.156      15.834      16.714      22.433      26.137
                                                   7.089       5.753       6.938       7.359       9.911      11.595
  Ending AUV.................................     13.156      15.834      16.714      22.433      26.137      25.181
                                                   5.753       6.938                   9.911      11.595      11.214
  Ending Number of AUs.......................    550,495     522,178     430,108     351,150     311,898     260,212
                                                     212         212                       0           0           0
--------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1
Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV..............................     15.704      16.834      16.804      17.353      17.180      18.078
                                                  11.384      12.253      12.280      12.732      12.656      13.371
  Ending AUV.................................     16.834      16.804      17.353      17.180      18.078      18.940
                                                  12.253      12.280      12.732      12.656      13.371      14.064
  Ending Number of AUs.......................  3,259,053   2,682,883   1,995,979   1,474,874   1,180,632   1,011,087
                                                     326         175         132         132         132          77
--------------------------------------------------------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     25,649      21.660      26.870      28.327      33.323      37.311
                                                   7.729       6.553       8.163       8.640      10.204      11.471
  Ending AUV.................................     21.660      26.870      28.327      33.323      37.311      36.496
                                                   6.553       8.163       8.640      10.204      11.471      11.266
  Ending Number of AUs.......................    767,232     743,102     606,500     475,482     388,417     352,337
                                                   1,707       1,707       1,317       1,256       1,256         973
--------------------------------------------------------------------------------------------------
GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     25.714      22.086      26.313      26.725      31.224      33.998
                                                   7.431       6.407       7.659       7.809       9.160      10.014
  Ending AUV.................................     22.086      26.313      26.725      31.224      33.998      32.221
                                                   6.407       7.659       7.809       9.160      10.014       9.529
  Ending Number of AUs.......................  2,202,766   2,102,000   1,686,135   1,259,880     972,775     820,352
                                                     647         663         262         190         190         190
--------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................     12.745      13.073      15.445      17.310      19.922      22.094
                                                   9.049                              12.453      14.361      15.950
  Ending AUV.................................     13.073      15.445      17.310      19.922      22.094      21.247
                                                                                      14.361      15.950      15.363
  Ending Number of AUs.......................    352,067     340,552     272,262     201,721     188,501     146,590
                                                                                          22          21          21
--------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST
Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/4/04)
  Beginning AUV..............................     10.238       7.134       9.425      10.452      13.929      16.019
                                                                          10.295      11.072      14.799      17.080
  Ending AUV.................................      7.134       9.425      10.452      13.929      16.019      16.414
                                                                          11.072      14.799      17.080      17.547
  Ending Number of AUs.......................    378,565     390,108     341,679     317,227     276,894     263,148
                                                                              44          44          44          44
--------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH & INCOME - SAST Class 1
Shares
(Inception Date - (a) 3/24/99 (b) 10/24/00)
  Beginning AUV..............................     11.010       8.580      11.670      13.105      17.683      20.692
                                                   7.631       5.970       8.153       9.192      12.453      14.630
  Ending AUV.................................      8.580      11.670      13.105      17.683      20.692      19.595
                                                   5.970       8.153       9.192      12.453      14.630      13.910
  Ending Number of AUs.......................    576,640     583,393     551,102     501,721     496,563     437,413
                                                     668         750         750         722         712         712
--------------------------------------------------------------------------------------------------


       AUV - Accumulation Unit Value
       AU - Accumulation Units

       (a) Reflects 1.25% Separate Account Expenses

       (b) Reflects 0.85% Separate Account Expenses





       The Separate Account has a fiscal year end of April 30.

                                                INCEPTION TO      FISCAL      FISCAL      FISCAL
                                                 FISCAL YEAR       YEAR        YEAR        YEAR
                                                    ENDED          ENDED       ENDED       ENDED
             VARIABLE PORTFOLIOS                   4/30/99        4/30/00     4/30/01     4/30/02
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) 10/24/00)
  Beginning AUV..............................  (a)        9.06        9.98        9.30      10.856
                                               (b)                               10.00      11.068
  Ending AUV.................................  (a)        9.98        9.30       10.86      12.265
                                               (b)                               10.97      12.434
  Ending Number of AUs.......................  (a)       5,242     182,417     209,952     269,182
                                               (b)                                  17       1,034

--------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV..............................  (a)       10.00       10.96       12.65      14.522
                                               (b)                               10.00      10.068
  Ending AUV.................................  (a)       10.96       12.65       14.52      16.627
                                               (b)                               10.07      11.574
  Ending Number of AUs.......................  (a)       4,634     260,742     332,571     458,007
                                               (b)                                 211       1,010

--------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       14.44       14.98       14.69      13.699
                                               (b)                               10.00       9.595
  Ending AUV.................................  (a)       14.98       14.69       13.70      10.772
                                               (b)                                9.60
  Ending Number of AUs.......................  (a)      16,154     457,503     447,434     421,262
                                               (b)                                 161

--------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 1 Shares
(formerly Worldwide High Income)
(Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV..............................  (a)       13.99       14.77       15.85      14.743
                                               (b)
  Ending AUV.................................  (a)       14.77       15.85       14.74      14.685
                                               (b)
  Ending Number of AUs.......................  (a)       4,828     110,742     125,922     120,482
                                               (b)

--------------------------------------------------------------------------------------------------

                                                FISCAL      FISCAL      FISCAL      FISCAL      FISCAL      FISCAL
                                                 YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                 ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
             VARIABLE PORTFOLIOS                4/30/03     4/30/04     4/30/05     4/30/06     4/30/07     4/30/08
---------------------------------------------  ---------------------------------------------------------------------
---------------------------------------------  ---------------------------------------------------------------------
REAL ESTATE - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) 10/24/00)
  Beginning AUV..............................     12.265      12.697      15.878      20.848      26.911      33.682
                                                  12.434      12.984      16.353      21.570      27.913      35.000
  Ending AUV.................................     12.697      15.878      20.848      26.911      33.682      27.985
                                                              16.353      21.570      27.913      35.000      29.088
  Ending Number of AUs.......................    322,682     341,188     319,242     265,567     250,482     145,959
                                                                   8           8          16          15          15
--------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV..............................     16.627      13.176      17.750      20.462      27.190      29.133
                                                  11.574       9.207      12.453      14.413      19.229      20.687
  Ending AUV.................................     13.176      17.750      20.462      27.190      29.133      25.175
                                                   9.207      12.453      14.413      19.229      20.687      17.949
  Ending Number of AUs.......................    457,922     494,691     456,434     384,054     340,500     246,769
                                                     403         427         427         416         416         362
--------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     10.772       8.861      10.157      11.746      12.980      16.747
                                                               6.353       7.375       8.589       9.555      12.388
  Ending AUV.................................      8.861      10.157      11.746      12.980      16.747      17.971
                                                               7.375       8.589       9.555      12.388      13.321
  Ending Number of AUs.......................    358,152     330,953     276,507     208,914     175,767     154,479
                                                                  15          59          20          52          52
--------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 1 Shares
(formerly Worldwide High Income)
(Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV..............................     14.685      15.732      17.303      18.735      20.622      22.587
                                                                                           0           0          --
  Ending AUV.................................     15.732      17.303      18.735      20.622      22.587      22.972
                                                                                           0           0          --
  Ending Number of AUs.......................    115,713     118,994      94,361      78,790      69,724      60,654
                                                                                           0           0           0
--------------------------------------------------------------------------------------------------


       AUV - Accumulation Unit Value
       AU - Accumulation Units

       (a) Reflects 1.25% Separate Account Expenses

       (b) Reflects 0.85% Separate Account Expenses





       The Separate Account has a fiscal year end of April 30.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   APPENDIX B - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                    PROGRAM

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This table assumes a $100,000 initial investment in a Qualified contract with no additional premiums, no withdrawals, no step-ups, no premium taxes, current growth rates, and election of the optional Income Protector program at contract issue.



 -----------------------------------------------------------------------------------------------------------------
                               INCOME
                              PROTECTOR   ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
 IF AT ISSUE YOU ARE           OPTION        1 - 6            7             10             15             20
 -----------------------------------------------------------------------------------------------------------------
 Male or Female                 Plus         5,500          6,379          8,275         10,931         10,931
 Age 45*                        Max          6,290          7,728         11,035         16,044         16,044
 -----------------------------------------------------------------------------------------------------------------
 Joint Spousal Owners           Plus         4,884          5,603          7,119          9,164          7,164
 Age 45                         Max          5,586          6,788          9,493         13,451         13,451
 -----------------------------------------------------------------------------------------------------------------


 * Life Annuity with 10-year Period Certain
** Joint and 100% Survivor Annuity with 20-Year Period Certain


This table assumes a $100,000 initial investment in a Non-Qualified contract with no additional premiums, no withdrawals, no step-ups, no premium taxes, current growth rates, and election of the optional Income Protector program at contract issue.



 -----------------------------------------------------------------------------------------------------------------
                               INCOME
                              PROTECTOR   ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
 IF AT ISSUE YOU ARE           OPTION        1 - 6            7             10             15             20
 -----------------------------------------------------------------------------------------------------------------
 Male                           Plus         5,744          6,683          8,717         11,571         11,571
 Age 45*                        Max          6,569          8,096         11,624         16,982         16,982
 -----------------------------------------------------------------------------------------------------------------
 Female                         Plus         5,256          6,075          7,833         10,292         10,292
 Age 45*                        Max          6,011          7,360         10,446         15,106         15,106
 -----------------------------------------------------------------------------------------------------------------


 * Life Annuity with 10-year Period Certain

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

APPENDIX C - IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than December 29, 2006 can enforce the Guarantee directly. For more information regarding these arrangements, please see the Statement of Additional Information.



As of December 29, 2006 at 4:00pm Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full.



American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States, and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.


The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.


IF YOU PURCHASED YOUR CONTRACT PRIOR TO JANUARY 1, 2007, THE FOLLOWING IS THE TABLE OF CONTENTS FOR YOUR STATEMENT OF ADDITIONAL INFORMATION:



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              TABLE OF CONTENTS OF


                      STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.



Separate Account...............................     3
General Account................................     4
Support Agreement Between the Company and
  AIG..........................................     4
Performance Data...............................     5
Annuity Income Payments........................     8
Death Benefit for Contracts Issued Before
  November 24, 2003............................     9
Annuity Unit Values............................     9
Taxes..........................................    12
Broker-Dealer Firms Receiving Revenue Sharing
  Payments.....................................    23
Distribution of Contracts......................    24
Financial Statements...........................    24

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
                         CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0.50% for qualified          California
                                   contracts and 2.35% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Maine
                                   and 2.0% for non-qualified contracts when you make a
                                   Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Nevada
                                   and 3.5% for non-qualified contracts when you surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       For the first $500,000 in the contract, we deduct premium     South Dakota
                                   tax charges of 0% for qualified contracts and 1.25% for
                                   non-qualified contracts when you make a Purchase Payment.
                                   For any amount in excess of $500,000 in the contract, we
                                   deduct front-end premium tax charges of 0% for qualified
                                   contracts and 0.80% for non-qualified contracts when you
                                   make a Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 1.0% for qualified           West Virginia
                                   contracts and 1.0% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Wyoming
                                   and 1.0% for non-qualified contracts when you make a
                                   Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $25 fee.       Oregon
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 fee.       Texas
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Plus Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip


Contract Issue Date:
-------------------------------------------------------------------------
Date:                                 Signed:
-----------------------------------   -----------------------------------


   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                               GROUP & INDIVIDUAL

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN




                         Polaris Plus Variable Annuity





This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated August 28, 2008 relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:


                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299



                                AUGUST 28, 2008

                                TABLE OF CONTENTS



                                                              PAGE
                                                              ----
Separate Account...........................................     3

General Account............................................     4

Support Agreement Between the Company and AIG..............     4

Performance Data ..........................................     5

Annuity Income Payments....................................     8

Death Benefit for Contracts Issued Before
    November 24, 2003......................................     9

Annuity Unit Values........................................     9

Taxes......................................................    12

Broker-Dealer Firms Receiving Revenue Sharing Payments.....    23

Distribution of Contracts..................................    24

Financial Statements.......................................    24

                                SEPARATE ACCOUNT

        Variable Annuity Account Seven (the "Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Anchor National has since redomesticated to Arizona. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a wholly owned subsidiary of AIG Retirement Services, Inc.(formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance, life insurance and retirement services, financial services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

        The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.


        The Separate Account is divided into Variable Portfolios, with the assets of each Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.



        The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.



        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

                        AMERICAN HOME ASSURANCE COMPANY

        All references in this Statement of Additional Information to American Home Assurance Company ("American Home") apply only to contracts with a date of issue of December 29, 2006 or earlier. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG").

                                 GENERAL ACCOUNT

        The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed investment options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

        The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on behalf of the Company.


                                PERFORMANCE DATA


        From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

        In addition, the Separate Account may advertise "total return" data for the Variable Portfolio (including the Cash Management Account) from the inception of the Separate Account. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

        For periods starting prior to the date the subaccounts were first offered to the public, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the Separate Account Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust Portfolio. Thus, such performance figures should not be construed to be actual historic performance of the relevant Separate Account Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

        Performance data for the various Portfolios are computed in the manner described below.


                           CASH MANAGEMENT PORTFOLIO

        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

               Base Period Return = (EV-SV)/(SV)

        where:

              SV = value of one Accumulation Unit at the start of a 7 day period

              EV = value of one Accumulation Unit at the end of the 7 day period


        The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                          365/7
               Effective Yield = [(Base Period Return + 1)      - 1]

        The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

        Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

        The Variable Portfolios of the Separate Account other than the Cash Management Portfolio also compute their performance data as "total return."


Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

               P(1+T)n = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

        These rates of return do not reflect election of any optional features. The rates of return would be lower if the optional features were included in the calculations. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS


        The initial annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.


SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS


        For fixed annuity income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly annuity income payment.

        For variable annuity income payments, the amount of the second and each subsequent monthly annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity income payment is due.


ANNUITY INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM


        If contract holders elect to begin annuity income payments using the Income Protector program, the income benefit base is determined as described in the prospectus. The initial annuity income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector program, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

        The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. The amount of the second and each subsequent annuity income payment is the same as that determined above for the first monthly annuity income payment.


          DEATH BENEFIT FOR CONTRACTS ISSUED BEFORE NOVEMBER 24, 2003

The following details the death benefit options for contracts issued before November 24, 2003:

        If you should die during the Accumulation Phase of your contract, We pay a death benefit to your Beneficiary. The death benefit (unless limited by your Plan) equals the greater of:

          1. Total Purchase Payments minus total withdrawals and loans (and any fees and charges applicable to those withdrawals and/or loans) at the time We receive satisfactory proof of death; or;

          2. Contract Value at the time We receive satisfactory proof of death and all required paperwork.

        We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected.

                               ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Portfolio.


        The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Portfolio exceed 3.5%, variable income payments derived from allocations to that Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable income payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).



        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each variable income payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Portfolio for a certain month is determined by dividing
(a) by (b) where:

        (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Portfolio determined as of the end of the preceding month.

        The NIF for a Portfolio for a given month is a measure of the net investment performance of the Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than
1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Portfolio invests; it is also reduced by Separate Account asset charges.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)

                          = 1.00174825


        The change in Annuity Unit value for a Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213


VARIABLE ANNUITY INCOME PAYMENTS


        ILLUSTRATIVE EXAMPLE


        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Annuity Income Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity income payment date is $13.327695.



        P's first variable annuity income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the factor of 4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:



            First Annuity Income Payment = 4.92 x ($116,412.31/$1,000) = $572.75



        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:


             Annuity Units = $572.75/$13.256932 = 43.203812

        P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second annuity income payment due date:



             Second Annuity Income Payment = 43.203812 x $13.327695 = $575.81



        The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.



        Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Portfolio on the Annuity Date and thus reflects the investment performance of the Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Portfolio). The net investment performance of the Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.


                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.


WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability

(or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

         o   after attainment of age 59 1/2;

         o   when paid to your beneficiary after you die;

         o   after you become disabled (as defined in the IRC);

         o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

         o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

         o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

         o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

         o payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

         o for payment of health insurance if you are unemployed and meet certain requirements;

         o   distributions from IRAs for higher education expenses;

         o   distributions from IRAs for first home purchases;

         o amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a qualified contract may be rolled directly over to a Roth IRA.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-qualified variable annuity contracts. These requirements generally do not apply to qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-qualified annuity contract from the same issuer in any calendar year.


TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)


TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan;
(3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account THAT IS NOT PART OF THE EMPLOYER'S 403(b) PLAN (OTHER THAN A TRANSFER TO A CONTRACT OR CUSTODIAL ACCOUNT IN A DIFFERENT PLAN), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the TRANSFER would be considered a "failed" TRANSFER that is subject to tax. Additional guidance issued by the IRS generally permits a failed TRANSFER to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is PART OF THE EMPLOYER'S 403(b) PLAN or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-qualified annuity contract may be exchanged in a tax-free transaction for another Non-qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.


QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2007 is the lesser of 100% of includible compensation or $15,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2008 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2008 may not exceed the lesser of $46,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2008 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in

2008. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $85,000, your contribution may be fully deductible; if your income is between $85,000 and $95,000, your contribution may be partially deductible and if your income is $95,000 or more, your contribution may not be deductible. If you are single and your income is less than $53,000, your contribution may be fully deductible; if your income is between $53,000 and $63,000, your contribution may be partially deductible and if your income is $63,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.


(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2008 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2008. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $169,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $116,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2007, from AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Advantage Capital Corporation
A.G. Edwards & Sons, Inc.
AIG Financial Advisors
American General Securities
AmTrust Investment Services, Inc.
BancWest Investment Services, Inc.
Citigroup Global Markets Inc.
CCO Investment Services Corp.
Compass Brokerage, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Ferris, Baker Watts Incorporated
First Citizens Investor Services, Inc.
First Financial Securities, Inc.
FSC Securities Corp.
Jefferson Pilot Securities Corporation
J.J.B. Hilliard, W.L. Lyons, Inc.
KNBT Securities, Inc.
LaSalle Financial Services, Inc.
LPL Financial Corporation
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Mutual Service Corporation
NFP Securities, Inc.
RBC Capital Markets Corporation
Raymond James & Associates, Inc.
Royal Alliance Associates, Inc.
Securities America, Inc.
UBS Financial Services Inc.
Uvest Financial Services Inc.
WAMU Investments, Inc.
Wescom Financial Services
Vision Investment Services, Inc.

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS

        The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, formerly known as the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. Contracts are offered on a continuous basis.


                              FINANCIAL STATEMENTS


The following financial statements of Variable Annuity Account Seven are included herein:

     -   Report of Independent Registered Public Accounting Firm

     -   Statement of Assets and Liabilities as of April 30, 2008

     -   Schedule of Portfolio Investments as of April 30, 2008

     - Statement of Operations for the year ended April 30, 2008, except as indicated

     - Statement of Changes in Net Assets for the years ended April 30, 2008 and 2007, except as indicated

     -   Notes to Financial Statements



The following consolidated financial statements of AIG SunAmerica Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment
No. 21 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, File Nos. 333-63511 and 811-09003, filed on April 30, 2008, Accession No. 0000950148-08-000120:


     -   Report of Independent Registered Public Accounting Firm

     -   Consolidated Balance Sheet as of December 31, 2007 and 2006

     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2007, 2006 and 2005

     - Consolidated Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005

     -   Notes to Consolidated Financial Statements

The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

The following statutory financial statements of American Home Assurance Company are included herein:

     -   Report of Independent Auditors

     - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2007 and 2006

     - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2007, 2006 and 2005

     - Statements of Cash Flow for the years ended December 31, 2007, 2006 and 2005

     -   Notes to Statutory Basis Financial Statements


You should only consider the statutory financial statements of American Home that we include in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under contracts issued prior to December 29, 2006 at 4 p.m. Eastern time ("Point of Termination"). Contracts with an issue date after the Point of Termination are not covered by the American Home guarantee.


PricewaterhouseCoopers, LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. PricewaterhouseCoopers, LLP, 300 Madison Avenue, New York, New York 10017, serves as the independent auditors for American Home Assurance Company. The audited financial statements referred to above are incorporated by reference or included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                             APRIL 30, 2008 AND 2007


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                             APRIL 30, 2008 AND 2007

                                    CONTENTS

Report of Independent Registered Public Accounting Firm..................    1
Statement of Assets and Liabilities, April 30, 2008......................    2
Schedule of Portfolio Investments, April 30, 2008........................   14
Statement of Operations, for the year ended April 30, 2008,
  except as indicated....................................................   15
Statement of Changes in Net Assets, for the year ended April 30, 2008,
  except as indicated....................................................   27
Statement of Changes in Net Assets, for the year ended April 30, 2007,
  except as indicated....................................................   39
Notes to Financial Statements............................................   50


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2008, the results of their operations for the period then ended and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers LLP
July 9, 2008


                                        1


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008

                                                            Government                                       Government
                                     Asset       Capital       and                     Asset      Capital        and
                                  Allocation  Appreciation Quality Bond    Growth   Allocation Appreciation Quality Bond
                                   Portfolio   Portfolio    Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                                   (Class 1)    (Class 1)   (Class 1)     (Class 1)  (Class 3)  (Class 3)    (Class 3)
                                  ----------- ------------ ------------ ----------- ---------- ------------ ------------
Assets:
   Investments in Trust, at net
      asset value                 $17,088,965 $131,934,651  $92,173,031 $73,973,227 $3,820,926 $110,634,862  $55,105,056
Liabilities:                                0            0            0           0          0            0            0
                                  ----------- ------------  ----------- ----------- ---------- ------------ ------------
Net assets:                       $17,088,965 $131,934,651  $92,173,031 $73,973,227 $3,820,926 $110,634,862  $55,105,056
                                  =========== ============  =========== =========== ========== ============ ============
   Accumulation units             $17,084,978 $131,680,845  $92,008,081 $73,901,663 $3,820,926 $110,634,862  $55,105,056
   Contracts in payout
      (annuitization) period            3,987      253,806      164,950      71,564          0            0            0
                                  ----------- ------------  ----------- ----------- ---------- ------------ ------------
      Total net assets            $17,088,965 $131,934,651  $92,173,031 $73,973,227 $3,820,926 $110,634,862  $55,105,056
                                  =========== ============  =========== =========== ========== ============ ============
Accumulation units outstanding        869,404    7,277,987    5,992,724   4,982,926    265,948    6,845,459    3,775,931
                                  =========== ============  =========== =========== ========== ============ ============
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding          22          926           77         973         --           --           --
   Unit value of accumulation
      units                       $     15.39 $      12.02  $     14.06 $     11.27 $       -- $         --  $        --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding     481,227    6,384,154    4,715,497   4,363,301    262,850    6,695,403    3,724,736
   Unit value of accumulation
      units                       $     14.45 $      16.25  $     14.67 $     13.21 $    14.37 $      16.17  $     14.60
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding      23,967      494,392      266,063     266,315      3,098      150,056       51,195
   Unit value of accumulation
      units                       $     14.20 $      15.94  $     14.41 $     12.98 $    14.11 $      15.86  $     14.34
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding     364,188      398,515    1,011,087     352,337         --           --           --
   Unit value of accumulation
      units                       $     26.90 $      50.97  $     18.94 $     36.50 $       -- $         --  $        --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                        2



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                              Natural   Aggressive  Alliance                Blue Chip   Capital
                                    Growth    Resources Growth       Growth      Balanced    Growth     Growth
                                   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio   Portfolio  Portfolio
                                  (Class 3)   (Class 3) (Class 1)   (Class 1)   (Class 1)  (Class 1)   (Class 1)
                                  ---------- ---------- ---------- ----------- ----------- ---------- ----------
Assets:
   Investments in Trust, at net
      asset value                 $3,893,356 $9,051,703 $7,886,613 $38,382,318 $28,239,635 $1,608,902 $1,943,884
Liabilities:                               0          0          0           0           0          0          0
                                  ---------- ---------- ---------- ----------- ----------- ---------- ----------
Net assets:                       $3,893,356 $9,051,703 $7,886,613 $38,382,318 $28,239,635 $1,608,902 $1,943,884
                                  ========== ========== ========== =========== =========== ========== ==========
   Accumulation units             $3,893,356 $9,051,703 $7,880,890 $38,315,546 $28,074,428 $1,607,402 $1,943,884
   Contracts in payout
      (annuitization) period               0          0      5,723      66,772     165,207      1,500          0
                                  ---------- ---------- ---------- ----------- ----------- ---------- ----------
      Total net assets            $3,893,356 $9,051,703 $7,886,613 $38,382,318 $28,239,635 $1,608,902 $1,943,884
                                  ========== ========== ========== =========== =========== ========== ==========
Accumulation units outstanding       296,113    617,073    584,193   1,797,555   1,878,292    248,749    217,046
                                  ========== ========== ========== =========== =========== ========== ==========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding         --         --         12       1,916         524         --         --
   Unit value of accumulation
      units                       $       -- $       -- $     6.31 $      7.08 $      8.45 $       -- $       --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding    294,184    598,053    194,796     854,307     435,401    232,124    205,959
   Unit value of accumulation
      units                       $    13.15 $    14.67 $     9.64 $      8.51 $      9.78 $     6.48 $     8.96
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding      1,929     19,020     25,884      68,051      17,549     16,625     11,087
   Unit value of accumulation
      units                       $    12.92 $    14.60 $     9.48 $      8.36 $      9.61 $     6.36 $     8.81
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding         --         --    363,501     873,281   1,424,818         --         --
   Unit value of accumulation
      units                       $       -- $       -- $    15.86 $     34.96 $     16.71 $       -- $       --


(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                        3



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                  (Continued)

                                                                     Davis      "Dogs" of   Emerging
                                  Cash Management Corporate Bond Venture Value Wall Street   Markets   Equity Index
                                     Portfolio      Portfolio      Portfolio    Portfolio   Portfolio    Portfolio
                                     (Class 1)       (Class 1)     (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                  --------------- -------------- ------------- ----------- ----------- ------------
Assets:
   Investments in Trust, at net
      asset value                     $32,502,964    $93,350,119  $124,976,792 $ 3,993,931 $19,068,073  $19,373,157
Liabilities:                                    0              0             0           0           0            0
                                  --------------- --------------  ------------ ----------- ----------- ------------
Net assets:                           $32,502,964    $93,350,119  $124,976,792 $ 3,993,931 $19,068,073  $19,373,157
                                  =============== ==============  ============ =========== =========== ============
   Accumulation units                 $32,498,475    $93,209,109  $124,726,111 $ 3,964,592 $18,996,684  $19,323,772
   Contracts in payout
      (annuitization) period                4,489        141,010       250,681      29,339      71,389       49,385
                                  --------------- --------------  ------------ ----------- ----------- ------------
      Total net assets                $32,502,964    $93,350,119  $124,976,792 $ 3,993,931 $19,068,073  $19,373,157
                                  =============== ==============  ============ =========== =========== ============
Accumulation units outstanding          2,585,728      5,908,285     7,123,996     303,915     687,305    1,882,083
                                  =============== ==============  ============ =========== =========== ============
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding              30             --           952           4          --           --
   Unit value of accumulation
      units                           $     11.56    $        --  $      14.42 $     14.02 $        --  $        --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding       1,842,296      5,319,463     6,089,707      49,387     225,490           --
   Unit value of accumulation
      units                           $     11.98    $     15.65  $      15.81 $     14.89 $     31.53  $        --
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding          42,730        324,625       520,007       7,345      22,109           --
   Unit value of accumulation
      units                           $     11.80    $     15.37  $      15.53 $     14.65 $     31.02  $        --
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding         700,672        264,197       513,330     247,179     439,706    1,882,083
   Unit value of accumulation
      units                           $     14.16    $     19.34  $      40.10 $     12.75 $     25.64  $     10.29

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                        4


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                                                                                                 High-
                                      Equity    Fundamental               Global      Growth-       Growth       Yield
                                  Opportunities   Growth    Global Bond  Equities     Income    Opportunities    Bond
                                    Portfolio    Portfolio   Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                                    (Class 1)    (Class 1)   (Class 1)   (Class 1)   (Class 1)    (Class 1)    (Class 1)
                                  ------------- ----------- ----------- ----------- ----------- ------------- -----------
Assets:
   Investments in Trust, at net
      asset value                  $ 18,231,057 $21,612,238 $20,864,229 $10,592,395 $38,263,550  $ 1,077,783  $17,677,184
Liabilities:                                  0           0           0           0           0            0            0
                                   ------------ ----------- ----------- ----------- -----------  -----------  -----------
Net assets:                        $ 18,231,057 $21,612,238 $20,864,229 $10,592,395 $38,263,550  $ 1,077,783  $17,677,184
                                   ============ =========== =========== =========== ===========  ===========  ===========
   Accumulation units              $ 18,198,154 $21,557,934 $20,752,756 $10,585,450 $38,156,564  $ 1,072,906  $17,648,746
   Contracts in payout
      (annuitization) period             32,903      54,304     111,473       6,945     106,986        4,877       28,438
                                   ------------ ----------- ----------- ----------- -----------  -----------  -----------
      Total net assets             $ 18,231,057 $21,612,238 $20,864,229 $10,592,395 $38,263,550  $ 1,077,783  $17,677,184
                                   ============ =========== =========== =========== ===========  ===========  ===========
Accumulation units outstanding        1,374,566   1,859,610   1,270,133     620,943   1,960,560      175,626    1,122,869
                                   ============ =========== =========== =========== ===========  ===========  ===========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding            --         174          24          --         190           --           21
   Unit value of accumulation
      units                        $         -- $      7.46 $     14.60 $        -- $      9.53  $        --  $     15.36
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding     1,154,810   1,254,384     987,994     343,415   1,071,583      169,705      915,032
   Unit value of accumulation
      units                        $      12.51 $      8.11 $     15.51 $     11.21 $     10.39  $      6.13  $     14.93
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding        75,415     103,150      72,301      17,316      68,435        5,921       61,226
   Unit value of accumulation
      units                        $      12.29 $      7.97 $     15.23 $     11.01 $     10.20  $      6.38  $     14.68
Contracts with total expenses of
   1.25%:
   Accumulation units outstanding       144,341     501,902     209,814     260,212     820,352           --      146,590
   Unit value of accumulation
      units                        $      19.76 $     21.14 $     21.16 $     25.18 $     32.22  $        --  $     21.25

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                        5



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                                                   MFS
                                  International International Massachusetts     MFS                               Small
                                   Diversified     Growth      Investors       Total      Mid-Cap      Real      Company
                                    Equities      and Income     Trust        Return       Growth      Estate     Value
                                    Portfolio     Portfolio     Portfolio    Portfolio   Portfolio   Portfolio  Portfolio
                                    (Class 1)     (Class 1)     (Class 1)     (Class 1)   (Class 1)   (Class 1)  (Class 1)
                                  ------------- ------------- ------------- ------------ ---------- ----------- ----------
Assets:
   Investments in Trust, at net
      asset value                  $10,620,895   $31,204,073    $5,753,833  $161,294,974 $4,268,355 $11,983,610 $6,218,989
Liabilities:                                 0             0             0             0          0           0          0
                                   -----------  ------------  ------------  ------------ ---------- ----------- ----------
Net assets:                        $10,620,895   $31,204,073    $5,753,833  $161,294,974 $4,268,355 $11,983,610 $6,218,989
                                   ===========  ============  ============  ============ ========== =========== ==========
   Accumulation units              $10,600,860   $31,169,821    $5,750,868  $161,026,130 $4,254,393 $11,981,236 $6,218,989
   Contracts in payout
      (annuitization) period            20,035        34,252         2,965       268,844     13,962       2,374          0
                                  ------------  ------------  ------------  ------------ ---------- ----------- ----------
      Total net assets             $10,620,895   $31,204,073    $5,753,833  $161,294,974 $4,268,355 $11,983,610 $6,218,989
                                  ============  ============  ============  ============ ========== =========== ==========
Accumulation units outstanding         842,165     1,900,582       492,672    10,055,681    441,212     382,374    247,131
                                  ============  ============  ============  ============ ========== =========== ==========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding           44           712            --            --         --          15        362
   Unit value of accumulation
      units                        $     17.55   $     13.91    $       --  $         -- $       -- $     29.09 $    17.95
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding      542,416     1,349,850       448,337     9,384,039    405,780     216,984         --
   Unit value of accumulation
      units                        $     10.89   $     15.49    $    11.70  $      16.06 $     9.69 $     33.46 $       --
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding       36,557       112,607        44,335       671,642     35,432      19,416         --
   Unit value of accumulation
      units                        $     10.71   $     15.22    $    11.49  $      15.77 $     9.52 $     32.87 $       --
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding      263,148       437,413            --            --         --     145,959    246,769
   Unit value of accumulation
      units                        $     16.41   $     19.60    $       --  $         -- $       -- $     27.98 $    25.18

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                        6



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                  (Continued)

                                                         Worldwide
                                               Telecom     High    Aggressive   Alliance             Blue Chip
                                  Technology   Utility    Income     Growth     Growth     Balanced   Growth
                                   Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
                                   (Class 1)  (Class 1)  (Class 1)  (Class 3)  (Class 3)  (Class 3)  (Class 3)
                                  ---------- ---------- ---------- ---------- ----------- ---------- ---------
Assets:
   Investments in Trust, at net
   asset value                     $ 429,037 $3,621,268 $7,169,673  $525,484  $16,426,222 $1,535,078  $739,922
Liabilities:                               0          0          0         0           0          0          0
                                   --------- ---------- ----------  --------  ----------- ----------  --------
Net assets:                        $ 429,037 $3,621,268 $7,169,673  $525,484  $16,426,222 $1,535,078  $739,922
                                   ========= ========== ==========  ========  =========== ==========  ========
   Accumulation units              $ 429,037 $3,606,522 $7,169,002  $525,484  $16,426,222 $1,535,078  $739,922
   Contracts in payout
      (annuitization) period               0     14,746        671         0            0          0         0
                                   --------- ---------- ----------  --------  ----------- ----------  --------
      Total net assets             $ 429,037 $3,621,268 $7,169,673  $525,484  $16,426,222 $1,535,078  $739,922
                                   ========= ========== ==========  ========  =========== ==========  ========
Accumulation units outstanding       177,656    222,071    431,252    54,796    1,941,059    157,604   114,836
                                   ========= ========== ==========  ========  =========== ==========  ========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding         --         52         --        --           --         --        --
   Unit value of accumulation
      units                        $      -- $    13.32 $       --  $     --  $        -- $       --  $     --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding    162,164     63,422    353,212    54,248    1,908,105    157,572   114,787
   Unit value of accumulation
      units                        $    2.42 $    12.52 $    15.60  $   9.59  $      8.47 $     9.74  $   6.44
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding     15,492      4,118     17,386       548       32,954         32        49
   Unit value of accumulation
      units                        $    2.38 $    12.31 $    15.33  $   9.45  $      8.31 $     9.51  $   6.31
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding         --    154,479     60,654        --           --         --        --
   Unit value of accumulation
      units                        $      -- $    17.97 $    22.97  $     --  $        -- $       --  $     --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                        7


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                  (Continued)

                                    Capital     Cash      Corporate       Davis      "Dogs" of   Emerging     Equity
                                    Growth    Management     Bond     Venture Value Wall Street   Markets  Opportunities
                                   Portfolio  Portfolio    Portfolio    Portfolio    Portfolio   Portfolio   Portfolio
                                   (Class 3)  (Class 3)    (Class 3)    (Class 3)    (Class 3)   (Class 3)   (Class 3)
                                  ---------- ----------- ------------ ------------- ----------- ---------- -------------
Assets:
   Investments in Trust, at net
      asset value                 $2,814,010 $10,769,286 $117,474,094  $81,616,529  $   869,654 $5,869,661    $966,485
Liabilities:                               0           0            0            0            0          0           0
                                  ---------- ----------- ------------  -----------  ----------- ----------    --------
Net assets:                       $2,814,010 $10,769,286 $117,474,094  $81,616,529  $   869,654 $5,869,661    $966,485
                                  ========== =========== ============  ===========  =========== ==========    ========
   Accumulation units             $2,814,010 $10,769,286 $117,474,094  $81,616,529  $   869,654 $5,869,661    $966,485
   Contracts in payout
      (annuitization) period               0           0            0            0            0          0           0
                                  ---------- ----------- ------------  -----------  ----------- ----------    --------
      Total net assets            $2,814,010 $10,769,286 $117,474,094  $81,616,529  $   869,654 $5,869,661    $966,485
                                  ========== =========== ============  ===========  =========== ==========    ========
Accumulation units outstanding       315,718     903,247    7,546,558    5,189,859       58,757    187,242      77,706
                                  ========== =========== ============  ===========  =========== ==========    ========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding         --          --           --           --           --         --          --
   Unit value of accumulation
      units                       $       -- $        -- $         --  $        --  $        -- $       --    $     --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding    310,147     903,101    7,436,341    5,097,085       55,858    183,089      73,037
   Unit value of accumulation
      units                       $     8.92 $     11.92 $      15.57  $     15.73  $     14.81 $    31.36    $  12.45
Contracts with total expenses of
   1.10%:
   Accumulation units outstanding      5,571         146      110,217       92,774        2,899      4,153       4,669
   Unit value of accumulation
      units                       $     8.75 $     11.66 $      15.29  $     15.44  $     14.55 $    30.86    $  12.23
Contracts with total expenses of
   1.25%:
   Accumulation units outstanding         --          --           --           --           --         --          --
   Unit value of accumulation
      units                       $       -- $        -- $         --  $        --  $        -- $       --    $     --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                        8



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                    Foreign   Fundamental               Global     Growth-     Growth      High-Yield
                                     Value      Growth    Global Bond  Equities    Income   Opportunities    Bond
                                   Portfolio   Portfolio   Portfolio   Portfolio  Portfolio   Portfolio    Portfolio
                                   (Class 3)   (Class 3)   (Class 3)  (Class 3)   (Class 3)   (Class 3)    (Class 3)
                                  ----------- ----------- ----------- ---------- ---------- ------------- -----------
Assets:
   Investments in Trust, at net
      asset value                 $38,732,779  $1,435,774 $12,619,049 $1,678,705 $5,885,515   $1,170,449   $27,212,609
Liabilities:                                0           0           0          0          0            0             0
                                  ----------- ----------- ----------- ---------- ----------   ----------   -----------
Net assets:                       $38,732,779  $1,435,774 $12,619,049 $1,678,705 $5,885,515   $1,170,449   $27,212,609
                                  =========== =========== =========== ========== ==========   ==========   ===========
   Accumulation units             $38,732,779  $1,435,774 $12,619,049 $1,678,705 $5,885,515   $1,170,449   $27,212,609
   Contracts in payout
      (annuitization) period                0           0           0          0          0            0             0
                                  ----------- ----------- ----------- ---------- ----------   ----------   -----------
      Total net assets            $38,732,779  $1,435,774 $12,619,049 $1,678,705 $5,885,515   $1,170,449   $27,212,609
                                  =========== =========== =========== ========== ==========   ==========   ===========
Accumulation units outstanding      3,247,960     177,756     818,108    150,531    569,721      191,851     1,832,333
                                  =========== =========== =========== ========== ==========   ==========   ===========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding          --          --          --         --         --           --            --
   Unit value of accumulation
      units                       $        -- $        -- $        -- $       -- $       --   $       --   $        --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding   3,187,468     177,259     799,175    148,346    562,209      188,654     1,803,905
   Unit value of accumulation
      units                       $     11.93 $      8.08 $     15.43 $    11.15 $    10.33   $     6.10   $     14.86
Contracts with total expenses of
   1.10%:
   Accumulation units outstanding      60,492         497      18,933      2,185      7,512        3,197        28,428
   Unit value of accumulation
      units                       $     11.87 $      7.89 $     15.16 $    10.95 $    10.10   $     6.34   $     14.61
Contracts with total expenses of
   1.25%:
   Accumulation units outstanding          --          --          --         --         --           --            --
   Unit value of accumulation
      units                       $        -- $        -- $        -- $       -- $       --   $       --   $        --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                        9



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                                                              MFS
                                  International International   Marsico  Massachusetts     MFS
                                   Diversified   Growth and     Focused   Investors       Total       Mid-Cap      Real
                                    Equities       Income       Growth      Trust         Return      Growth     Estate
                                    Portfolio     Portfolio    Portfolio   Portfolio     Portfolio   Portfolio  Portfolio
                                    (Class 3)     (Class 3)    (Class 3)   (Class 3)     (Class 3)   (Class 3)  (Class 3)
                                  ------------- ------------- ---------- ------------- ------------ ---------- -----------
Assets:
   Investments in Trust, at net
      asset value                  $ 5,626,325   $23,134,118  $3,320,771    $523,067   $119,224,419 $1,578,667  $6,501,661
Liabilities:                                 0             0           0           0              0          0           0
                                   -----------   -----------  ----------    --------   ------------ ----------  ----------
Net assets:                        $ 5,626,325   $23,134,118  $3,320,771    $523,067   $119,224,419 $1,578,667  $6,501,661
                                   ===========   ===========  ==========    ========   ============ ==========  ==========
   Accumulation units              $ 5,626,325   $23,134,118  $3,320,771    $523,067   $119,224,419 $1,578,667  $6,501,661
   Contracts in payout
      (annuitization) period                 0             0          0           0              0           0           0
                                   -----------   -----------  ----------    --------   ------------ ----------  ----------
      Total net assets             $ 5,626,325   $23,134,118  $3,320,771    $523,067   $119,224,419 $1,578,667  $6,501,661
                                   ===========   ===========  ==========    ========   ============ ==========  ==========
Accumulation units outstanding         519,361     1,501,532     305,656      45,027      7,467,400    163,829     195,450
                                   ===========   ===========  ==========    ========   ============ ==========  ==========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding           --            --          --          --             --         --          --
   Unit value of accumulation
      units                        $        --   $        --  $       --    $     --   $         -- $       --  $       --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding      510,201     1,474,966     286,983      42,913      7,319,045    160,371     192,771
   Unit value of accumulation
      units                        $     10.84   $     15.41  $    10.87    $  11.63   $      15.97 $     9.64  $    33.27
Contracts with total expenses of
   1.10%:
   Accumulation units outstanding        9,160        26,566      18,673       2,114        148,355      3,458       2,679
   Unit value of accumulation
      units                        $     10.65   $     15.14  $    10.81    $  11.29   $      15.68 $     9.47  $    32.68
Contracts with total expenses of
   1.25%:
   Accumulation units outstanding           --            --          --          --             --         --          --
   Unit value of accumulation
      units                        $        --   $        --  $       --    $     --   $         -- $       --  $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                       10


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                    Small &      Small                          Worldwide                 Growth
                                    Mid Cap     Company               Telecom     High                      and
                                     Value       Value    Technology  Utility    Income     Comstock      Income
                                   Portfolio   Portfolio   Portfolio Portfolio  Portfolio   Portfolio    Portfolio
                                   (Class 3)   (Class 3)   (Class 3) (Class 3)  (Class 3)  (Class II)   (Class II)
                                  ----------- ----------- ---------- --------- ---------- ------------ ------------
Assets:
   Investments in Trust, at net
      asset value                 $14,456,548 $15,416,331  $359,865   $731,526 $2,945,070 $312,387,623 $292,566,735
Liabilities:                                0           0         0          0          0            0            0
                                  ----------- -----------  --------   -------- ---------- ------------ ------------
Net assets:                       $14,456,548 $15,416,331  $359,865   $731,526 $2,945,070 $312,387,623 $292,566,735
                                  =========== ===========  ========   ======== ========== ============ ============
   Accumulation units             $14,456,548 $15,416,331  $359,865   $731,526 $2,945,070 $312,303,612 $292,317,035
   Contracts in payout
      (annuitization) period                0           0         0          0          0       84,011      249,700
                                  ----------- -----------  --------   -------- ---------- ------------ ------------
      Total net assets            $14,456,548 $15,416,331  $359,865   $731,526 $2,945,070 $312,387,623 $292,566,735
                                  =========== ===========  ========   ======== ========== ============ ============
Accumulation units outstanding      1,362,455   1,666,072   149,648     58,854    189,877   23,500,551   19,029,493
                                  =========== ===========  ========   ======== ========== ============ ============
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding          --          --        --         --         --           --           --
   Unit value of accumulation
      units                       $        -- $        --  $     --   $     -- $       -- $         -- $         --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding   1,344,638   1,640,217   149,529     57,143    185,060   22,443,388   18,086,318
   Unit value of accumulation
      units                       $     10.61 $      9.25  $   2.40   $  12.44 $    15.52 $      13.30 $      15.39
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding      17,817      25,855       119      1,711      4,817    1,057,163      943,175
   Unit value of accumulation
      units                       $     10.56 $      9.21  $   2.36   $  12.23 $    15.25 $      13.09 $      15.12
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding          --          --        --         --         --           --           --
   Unit value of accumulation
      units                       $        -- $        --  $     --   $     -- $       -- $         -- $         --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                       11



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                   Strategic  Growth and     Mid Cap       Asset       Global                    Growth-
                                    Growth      Income        Value     Allocation     Growth                    Income
                                   Portfolio   Portfolio    Portfolio      Fund         Fund      Growth Fund     Fund
                                  (Class II)  (Class VC)   (Class VC)    (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                  ---------- ------------ ------------ ------------ ------------ ------------ ------------
Assets:
   Investments in Trust, at net
      asset value                 $9,713,264 $221,105,034 $148,474,445 $402,208,968 $374,542,455 $320,152,992 $563,331,161
Liabilities:                               0            0            0            0            0            0            0
                                  ---------- ------------ ------------ ------------ ------------ ------------ ------------
Net assets:                       $9,713,264 $221,105,034 $148,474,445 $402,208,968 $374,542,455 $320,152,992 $563,331,161
                                  ========== ============ ============ ============ ============ ============ ============
   Accumulation units             $9,713,264 $221,009,718 $148,450,271 $401,921,280 $374,436,794 $319,875,947 $563,086,564
   Contracts in payout
      (annuitization) period               0       95,316       24,174      287,688      105,661      277,045      244,597
                                  ---------- ------------ ------------ ------------ ------------ ------------ ------------
      Total net assets            $9,713,264 $221,105,034 $148,474,445 $402,208,968 $374,542,455 $320,152,992 $563,331,161
                                  ========== ============ ============ ============ ============ ============ ============
Accumulation units outstanding       877,919   16,144,393   10,397,065   23,973,019   15,374,374   14,604,346   30,286,402
                                  ========== ============ ============ ============ ============ ============ ============
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding         --           --           --           --           --           --           --
   Unit value of accumulation
      units                       $       -- $         -- $         -- $         -- $         -- $         -- $         --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding    807,907   15,256,445    9,812,932   22,958,911   14,761,882   13,809,792   28,854,995
   Unit value of accumulation
      units                       $    11.08 $      13.71 $      14.29 $      16.79 $      24.37 $      21.94 $      18.61
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding     70,012      887,948      584,133    1,014,108      612,492      794,554    1,431,407
   Unit value of accumulation
      units                       $    10.94 $      13.50 $      14.08 $      16.57 $      24.05 $      21.64 $      18.35
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding         --           --           --           --           --           --           --
   Unit value of accumulation
      units                       $       -- $         -- $         -- $         -- $         -- $         -- $         --


(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                       12



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                   (Continued)

                                                      Franklin
                                                   Templeton VIP
                                  Franklin Income  Founding Funds
                                  Securities Fund Allocation Fund
                                     (Class 2)       (Class 2)
                                  --------------- ---------------
Assets:
   Investments in Trust, at net
      asset value                     $647,972        $829,091
Liabilities:                                 0               0
                                      --------        --------
Net assets:                           $647,972        $829,091
                                      ========        ========
   Accumulation units                 $647,972        $829,091
   Contracts in payout
      (annuitization) period                 0               0
                                      --------        --------
      Total net assets                $647,972        $829,091
                                      ========        ========
Accumulation units outstanding          64,002          83,158
                                      ========        ========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding           --              --
   Unit value of accumulation
      units                           $     --        $     --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding       63,993          83,149
   Unit value of accumulation
      units                           $  10.12        $   9.97
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding            9               9
   Unit value of accumulation
      units                           $  10.12        $   9.97
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding           --              --
   Unit value of accumulation
      units                           $     --        $     --


(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.


                                       13



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2008

                                                                       Net Asset Value    Net Asset
Variable Accounts                                            Shares       Per Share         Value         Cost
-----------------                                          ----------  ---------------  ------------  ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                     1,068,647       $15.99      $ 17,088,965  $ 15,535,600
   Capital Appreciation Portfolio (Class 1)                 3,132,107        42.12       131,934,651   112,821,509
   Government and Quality Bond Portfolio (Class 1)          6,028,176        15.29        92,173,031    89,903,960
   Growth Portfolio (Class 1)                               2,743,525        26.96        73,973,227    75,566,235
   Asset Allocation Portfolio (Class 3)                       240,006        15.92         3,820,926     3,849,003
   Capital Appreciation Portfolio (Class 3)                 2,654,980        41.67       110,634,862   111,632,487
   Government and Quality Bond Portfolio (Class 3)          3,615,015        15.24        55,105,056    53,600,074
   Growth Portfolio (Class 3)                                 144,967        26.86         3,893,356     4,055,165
   Natural Resources Portfolio (Class 3)                      123,278        73.42         9,051,703     7,752,985

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                      705,122       $11.18      $  7,886,613  $  9,846,067
   Alliance Growth Portfolio (Class 1)                      1,657,916        23.15        38,382,318    49,624,609
   Balanced Portfolio (Class 1)                             1,912,046        14.77        28,239,635    31,677,142
   Blue Chip Growth Portfolio (Class 1)                       217,086         7.41         1,608,902     1,397,032
   Capital Growth Portfolio (Class 1)                         203,084         9.57         1,943,884     1,583,690
   Cash Management Portfolio (Class 1)                      2,890,139        11.25        32,502,964    32,301,387
   Corporate Bond Portfolio (Class 1)                       7,702,419        12.12        93,350,119    90,736,701
   Davis Venture Value Portfolio (Class 1)                  3,945,793        31.67       124,976,792   101,797,635
   "Dogs" of Wall Street Portfolio (Class 1)                  379,960        10.51         3,993,931     3,750,210
   Emerging Markets Portfolio (Class 1)                       975,806        19.54        19,068,073    16,575,196
   Equity Index Portfolio (Class 1)                         1,645,143        11.78        19,373,157    18,312,347
   Equity Opportunities Portfolio (Class 1)                 1,140,626        15.98        18,231,057    18,038,032
   Fundamental Growth Portfolio (Class 1)                   1,197,791        18.04        21,612,238    23,443,249
   Global Bond Portfolio (Class 1)                          1,674,381        12.46        20,864,229    19,535,702
   Global Equities Portfolio (Class 1)                        628,808        16.85        10,592,395    10,167,489
   Growth-Income Portfolio (Class 1)                        1,403,649        27.26        38,263,550    39,170,235
   Growth Opportunities Portfolio (Class 1)                   158,651         6.79         1,077,783     1,053,245
   High-Yield Bond Portfolio (Class 1)                      2,532,049         6.98        17,677,184    18,334,495
   International Diversified Equities Portfolio (Class 1)     894,442        11.87        10,620,895     8,306,771
   International Growth and Income Portfolio (Class 1)      2,062,424        15.13        31,204,073    28,265,163
   MFS Massachusetts Investors Trust Portfolio (Class 1)      389,070        14.79         5,753,833     4,634,937
   MFS Total Return Portfolio (Class 1)                     9,535,452        16.92       161,294,974   159,091,971
   Mid-Cap Growth Portfolio (Class 1)                         404,327        10.56         4,268,355     4,274,118
   Real Estate Portfolio (Class 1)                            665,595        18.00        11,983,610    12,579,708
   Small Company Value Portfolio (Class 1)                    394,710        15.76         6,218,989     4,990,564
   Technology Portfolio (Class 1)                             155,595         2.76           429,037       476,298
   Telecom Utility Portfolio (Class 1)                        291,050        12.44         3,621,268     3,400,262
   Worldwide High Income Portfolio (Class 1)                  933,872         7.68         7,169,673     7,205,876
   Aggressive Growth Portfolio (Class 3)                       47,489        11.07           525,484       580,161
   Alliance Growth Portfolio (Class 3)                        714,185        23.00        16,426,222    15,845,168
   Balanced Portfolio (Class 3)                               104,261        14.72         1,535,078     1,575,903
   Blue Chip Growth Portfolio (Class 3)                       100,220         7.38           739,922       727,824
   Capital Growth Portfolio (Class 3)                         296,841         9.48         2,814,010     2,723,205
   Cash Management Portfolio (Class 3)                        961,414        11.20        10,769,286    10,738,302
   Corporate Bond Portfolio (Class 3)                       9,731,964        12.07       117,474,094   115,575,148
   Davis Venture Value Portfolio (Class 3)                  2,588,684        31.53        81,616,529    84,078,374
   "Dogs" of Wall Street Portfolio (Class 3)                   83,069        10.47           869,654       915,390
   Emerging Markets Portfolio (Class 3)                       302,799        19.38         5,869,661     5,809,835
   Equity Opportunities Portfolio (Class 3)                    60,759        15.91           966,485     1,075,359
   Foreign Value Portfolio (Class 3)                        1,880,888        20.59        38,732,779    39,005,890
   Fundamental Growth Portfolio (Class 3)                      80,239        17.89         1,435,774     1,376,911
   Global Bond Portfolio (Class 3)                          1,021,325        12.36        12,619,049    11,951,691
   Global Equities Portfolio (Class 3)                        100,411        16.72         1,678,705     1,686,214
   Growth-Income Portfolio (Class 3)                          216,729        27.16         5,885,515     6,224,714
   Growth Opportunities Portfolio (Class 3)                   175,102         6.68         1,170,449     1,146,017
   High-Yield Bond Portfolio (Class 3)                      3,915,006         6.95        27,212,609    28,366,352
   International Diversified Equities Portfolio (Class 3)     477,792        11.78         5,626,325     5,419,459
   International Growth and Income Portfolio (Class 3)      1,530,046        15.12        23,134,118    25,042,484
   Marsico Focused Growth Portfolio (Class 3)                 266,202        12.47         3,320,771     3,306,415
   MFS Massachusetts Investors Trust Portfolio (Class 3)       35,483        14.74           523,067       514,237
   MFS Total Return Portfolio (Class 3)                     7,074,750        16.85       119,224,419   125,879,130
   Mid-Cap Growth Portfolio (Class 3)                         151,655        10.41         1,578,667     1,498,640
   Real Estate Portfolio (Class 3)                            363,713        17.88         6,501,661     7,869,016
   Small & Mid Cap Value Portfolio (Class 3)                  828,591        17.45        14,456,548    15,013,323
   Small Company Value Portfolio (Class 3)                    984,759        15.65        15,416,331    16,463,007
   Technology Portfolio (Class 3)                             132,408         2.72           359,865       384,333
   Telecom Utility Portfolio (Class 3)                         59,020        12.39           731,526       715,208
   Worldwide High Income Portfolio (Class 3)                  386,291         7.62         2,945,070     2,967,978

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Comstock Portfolio                                      25,902,788       $12.06      $312,387,623  $337,849,364
   Growth and Income Portfolio                             15,237,851        19.20       292,566,735   297,895,204
   Strategic Growth Portfolio                                 305,257        31.82         9,713,264     7,768,218

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                              8,387,900       $26.36      $221,105,034  $223,973,234
   Mid Cap Value Portfolio                                  8,503,691        17.46       148,474,445   169,321,773

AMERICAN FUND INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                   22,723,671       $17.70      $402,208,968  $379,711,492
   Global Growth Fund                                      15,605,936        24.00       374,542,455   321,288,673
   Growth Fund                                              5,046,548        63.44       320,152,992   281,698,060
   Growth-Income Fund                                      13,968,043        40.33       563,331,161   530,611,411

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   (Class 2):
   Franklin Income Securities Fund                             37,412       $17.32      $    647,972  $    632,736
   Franklin Templeton VIP Founding Funds Allocation Fund       93,261         8.89           829,091       810,448

                 See accompanying notes to financial statements.


                                       14



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008

                                                              Government                                          Government
                                     Asset        Capital         and                       Asset      Capital        and
                                   Allocation  Appreciation  Quality Bond     Growth     Allocation Appreciation Quality Bond
                                   Portfolio     Portfolio     Portfolio     Portfolio    Portfolio   Portfolio    Portfolio
                                   (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 3)   (Class 3)    (Class 3)
                                  -----------  ------------  ------------  ------------  ---------- ------------ ------------
Investment income:
   Dividends                      $   514,664  $    486,166  $  3,346,937  $    598,636  $  53,297  $   105,998  $ 1,419,728
                                  -----------  ------------  ------------  ------------  ---------  -----------  -----------
Expenses:
   Charges for distribution,
      mortality and expense risk     (194,343)   (1,304,143)     (846,883)     (761,567)   (20,807)    (694,625)    (358,914)
                                  -----------  ------------  ------------  ------------  ---------  -----------  -----------
Net investment income (loss)          320,321      (817,977)    2,500,054      (162,931)    32,490     (588,627)   1,060,814
                                  -----------  ------------  ------------  ------------  ---------  -----------  -----------
Net realized gains (losses)
   from securities transactions:
   Proceeds from shares sold        3,190,169    19,724,642    10,420,980    13,567,452    245,961    1,350,470      570,004
   Cost of shares sold             (2,769,066)  (15,693,183)  (10,308,622)  (12,974,288)  (252,521)  (1,180,265)    (560,144)
                                  -----------  ------------  ------------  ------------  ---------  -----------  -----------
Net realized gains (losses) from
   securities transactions            421,103     4,031,459       112,358       593,164     (6,560)     170,205        9,860
Realized gain distributions           634,567    15,908,735             0     9,098,237     71,255    8,201,501            0
                                  -----------  ------------  ------------  ------------  ---------  -----------  -----------
Net realized gains (losses)         1,055,670    19,940,194       112,358     9,691,401     64,695    8,371,706        9,860
                                  -----------  ------------  ------------  ------------  ---------  -----------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period              2,947,125    26,178,636       519,648     9,333,211     80,533    3,445,320      393,095
   End of period                    1,553,365    19,113,142     2,269,071    (1,593,008)   (28,077)    (997,625)   1,504,982
                                  -----------  ------------  ------------  ------------  ---------  -----------  -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                     (1,393,760)   (7,065,494)    1,749,423   (10,926,219)  (108,610)  (4,442,945)   1,111,887
                                  -----------  ------------  ------------  ------------  ---------  -----------  -----------
Increase (decrease) in net assets
   from operations                $   (17,769) $ 12,056,723  $  4,361,835  $ (1,397,749) $ (11,425) $ 3,340,134  $ 2,182,561
                                  ===========  ============  ============  ============  =========  ===========  ===========

                 See accompanying notes to financial statements.


                                       15



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                               Natural    Aggressive    Alliance                 Blue Chip   Capital
                                    Growth    Resources     Growth       Growth       Balanced     Growth     Growth
                                  Portfolio   Portfolio   Portfolio     Portfolio    Portfolio   Portfolio  Portfolio
                                  (Class 3)  (Class 3)    (Class 1)     (Class 1)    (Class 1)   (Class 1)  (Class 1)
                                  ---------  ----------  -----------  ------------  -----------  ---------  ---------
Investment income:
   Dividends                      $  11,880  $   40,248  $    62,133  $     21,291  $   924,752  $   6,326  $  25,339
                                  ---------  ----------  -----------  ------------  -----------  ---------  ---------
Expenses:
   Charges for distribution,
      mortality and expense risk    (22,588)    (47,478)    (113,677)     (506,929)    (374,292)   (15,763)   (18,572)
                                  ---------  ----------  -----------  ------------  -----------  ---------  ---------
Net investment income (loss)        (10,708)     (7,230)     (51,544)     (485,638)     550,460     (9,437)     6,767
                                  ---------  ----------  -----------  ------------  -----------  ---------  ---------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        204,159     855,633    2,379,026    10,056,422    6,311,118    554,711    645,973
   Cost of shares sold             (206,011)   (680,019)  (2,557,508)  (12,723,452)  (6,788,347)  (459,143)  (500,068)
                                  ---------  ----------  -----------  ------------  -----------  ---------  ---------
Net realized gains (losses) from
   securities transactions           (1,852)    175,614     (178,482)   (2,667,030)    (477,229)    95,568    145,905
Realized gain distributions         264,206     212,586            0             0            0          0          0
                                  ---------  ----------  -----------  ------------  -----------  ---------  ---------
Net realized gains (losses)         262,354     388,200     (178,482)   (2,667,030)    (477,229)    95,568    145,905
                                  ---------  ----------  -----------  ------------  -----------  ---------  ---------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period              150,214     281,969     (200,406)  (14,443,730)  (2,071,346)   312,492    484,794
   End of period                   (161,809)  1,298,718   (1,959,454)  (11,242,291)  (3,437,507)   211,870    360,194
                                  ---------  ----------  -----------  ------------  -----------  ---------  ---------
Change in net unrealized
   appreciation (depreciation) of
   investments                     (312,023)  1,016,749   (1,759,048)    3,201,439   (1,366,161)  (100,622)  (124,600)
                                  ---------  ----------  -----------  ------------  -----------  ---------  ---------
Increase (decrease) in net assets
   from operations                $ (60,377) $1,397,719  $(1,989,074) $     48,771  $(1,292,930) $ (14,491) $  28,072
                                  =========  ==========  ===========  ============  ===========  =========  =========

                 See accompanying notes to financial statements.


                                       16



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                      Cash       Corporate        Davis           "Dogs"        Emerging      Equity
                                   Management       Bond         Venture          of Wall       Markets       Index
                                    Portfolio    Portfolio   Value Portfolio Street Portfolio  Portfolio    Portfolio
                                    (Class 1)    (Class 1)      (Class 1)        (Class 1)     (Class 1)    (Class 1)
                                  ------------  -----------  --------------- ---------------- -----------  -----------
Investment income:
   Dividends                      $    921,797  $ 3,539,223   $  1,265,617     $   120,959    $   377,983  $   353,269
                                  ------------  -----------   ------------     -----------    -----------  -----------
Expenses:
   Charges for distribution,
      mortality and expense risk      (279,359)    (802,807)    (1,288,574)        (53,569)      (211,838)    (282,146)
                                  ------------  -----------   ------------     -----------    -----------  -----------
Net investment income (loss)           642,438    2,736,416        (22,957)         67,390        166,145       71,123
                                  ------------  -----------   ------------     -----------    -----------  -----------
Net realized gains (losses)
   from securities transactions:
   Proceeds from shares sold        33,979,849    7,027,901     20,812,896       1,280,065      7,473,417    5,451,819
   Cost of shares sold             (33,678,563)  (6,887,288)   (16,093,136)     (1,095,070)    (4,805,041)  (4,860,163)
                                  ------------  -----------   ------------     -----------    -----------  -----------
Net realized gains (losses) from
   securities transactions             301,286      140,613      4,719,760         184,995      2,668,376      591,656
Realized gain distributions                  0            0      6,313,476         281,428      2,523,569            0
                                  ------------  -----------   ------------     -----------    -----------  -----------
Net realized gains (losses)            301,286      140,613     11,033,236         466,423      5,191,945      591,656
                                  ------------  -----------   ------------     -----------    -----------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                 519,579    2,306,297     39,334,380       1,099,940      4,502,476    3,068,186
   End of period                       201,577    2,613,418     23,179,157         243,721      2,492,877    1,060,810
                                  ------------  -----------   ------------     -----------    -----------  -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                        (318,002)     307,121    (16,155,223)       (856,219)    (2,009,599)  (2,007,376)
                                  ------------  -----------   ------------     -----------    -----------  -----------
Increase (decrease) in net assets
   from operations                $    625,722  $ 3,184,150   $ (5,144,944)    $  (322,406)   $ 3,348,491  $(1,344,597)
                                  ============  ===========   ============     ===========    ===========  ===========

                 See accompanying notes to financial statements.


                                       17



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                      Equity    Fundamental                  Global      Growth-       Growth         High-
                                  Opportunities    Growth    Global Bond    Equities      Income    Opportunities  Yield Bond
                                    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                                    (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                  ------------- -----------  -----------  -----------  -----------  ------------- ------------
Investment income:
   Dividends                       $   377,844  $         0  $    79,087  $   147,091  $   420,016    $       0   $ 1,454,021
                                   -----------  -----------  -----------  -----------  -----------    ---------   -----------
Expenses:
   Charges for distribution,
      mortality and expense risk      (191,228)    (240,520)    (151,173)    (131,252)    (487,164)     (11,018)     (179,993)
                                   -----------  -----------  -----------  -----------  -----------    ---------   -----------
Net investment income (loss)           186,616     (240,520)     (72,086)      15,839      (67,148)     (11,018)    1,274,028
                                   -----------  -----------  -----------  -----------  -----------    ---------   -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold         3,109,082    4,512,141    3,303,347    3,232,926    9,684,458      687,180     4,496,545
   Cost of shares sold              (2,705,919)  (5,255,719)  (3,098,160)  (2,896,149)  (9,179,365)    (591,963)   (4,501,190)
                                   -----------  -----------  -----------  -----------  -----------    ---------   -----------
Net realized gains (losses) from
   securities transactions             403,163     (743,578)     205,187      336,777      505,093       95,217        (4,645)
Realized gain distributions          2,145,396            0       60,774            0            0            0             0
                                   -----------  -----------  -----------  -----------  -----------    ---------   -----------
Net realized gains (losses)          2,548,559     (743,578)     265,961      336,777      505,093       95,217        (4,645)
                                   -----------  -----------  -----------  -----------  -----------    ---------   -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period               4,506,312   (4,361,815)    (392,798)   1,154,033    1,523,296      107,677     1,392,114
   End of period                       193,025   (1,831,011)   1,328,527      424,906     (906,685)      24,538      (657,311)
                                   -----------  -----------  -----------  -----------  -----------    ---------   -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                      (4,313,287)   2,530,804    1,721,325     (729,127)  (2,429,981)      (83,139)  (2,049,425)
                                   -----------  -----------  -----------  -----------  -----------   -----------  -----------
Increase (decrease) in net assets
   from operations                 $(1,578,112) $ 1,546,706  $ 1,915,200  $  (376,511) $(1,992,036)  $     1,060  $  (780,042)
                                   ===========  ===========  ===========  ===========  ===========   ===========  ===========

                See accompanying notes to financial statements.


                                       18



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                                                   MFS
                                  International International Massachusetts                                          Small
                                   Diversified    Growth and    Investors     MFS Total    Mid-Cap                  Company
                                     Equities       Income        Trust        Return       Growth   Real Estate     Value
                                    Portfolio     Portfolio     Portfolio     Portfolio   Portfolio   Portfolio    Portfolio
                                    (Class 1)     (Class 1)     (Class 1)     (Class 1)   (Class 1)   (Class 1)    (Class 1)
                                  ------------- ------------- ------------- ------------  ---------  -----------  -----------
Investment income:
   Dividends                       $   222,292   $   568,859   $   72,821   $  4,532,795  $   9,850  $   229,067  $         0
                                   -----------   -----------   ----------   ------------  ---------  -----------  -----------
Expenses:
   Charges for distribution,
      mortality and expense risk      (108,018)     (330,475)     (53,908)    (1,478,784)   (35,658)    (152,134)    (100,820)
                                   -----------   -----------   ----------   ------------  ---------  -----------  -----------
Net investment income (loss)           114,274       238,384       18,913      3,054,011    (25,808)      76,933     (100,820)
                                   -----------   -----------   ----------   ------------  ---------  -----------  -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold         2,295,555     5,769,165    1,075,934     14,603,270    795,616    7,494,414    2,718,815
   Cost of shares sold              (1,654,597)   (4,637,262)    (861,441)   (13,667,340)  (797,624)  (6,601,245)  (2,033,848)
                                   -----------   -----------   ----------   ------------  ---------  -----------  -----------
Net realized gains (losses) from
   securities transactions             640,958     1,131,903      214,493        935,930     (2,008)     893,169      684,967
Realized gain distributions                  0     4,111,882            0      8,054,758          0    2,405,521      113,160
                                   -----------   -----------   ----------   ------------  ---------  -----------  -----------
Net realized gains (losses)            640,958     5,243,785      214,493      8,990,688     (2,008)   3,298,690      798,127
                                   -----------   -----------   ----------   ------------  ---------  -----------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period               2,799,558    10,435,548    1,308,756     21,307,149   (146,520)   6,204,129    3,140,736
   End of period                     2,314,124     2,938,910    1,118,896      2,203,003     (5,763)    (596,098)   1,228,425
                                   -----------   -----------   ----------   ------------  ---------  -----------  -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                        (485,434)   (7,496,638)    (189,860)   (19,104,146)   140,757   (6,800,227)  (1,912,311)
                                   -----------   -----------   ----------   ------------  ---------  -----------  -----------
Increase (decrease) in net assets
   from operations                 $   269,798   $(2,014,469)  $   43,546   $ (7,059,447) $ 112,941  $(3,424,604) $(1,215,004)
                                   ===========   ===========   ==========   ============  =========  ===========  ===========

                 See accompanying notes to financial statements.


                                       19



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                               Telecom     Worldwide   Aggressive  Alliance             Blue Chip
                                  Technology   Utility    High Income    Growth     Growth    Balanced   Growth
                                   Portfolio  Portfolio    Portfolio    Portfolio Portfolio  Portfolio  Portfolio
                                   (Class 1)  (Class 1)    (Class 1)    (Class 3) (Class 3)  (Class 3)  (Class 3)
                                  ---------- -----------  -----------  ---------- ---------  ---------  ---------
Investment income:
   Dividends                      $       0  $   111,599  $   473,679  $   1,693  $       0  $  28,703  $    386
                                  ---------  -----------  -----------  ---------  ---------  ---------  --------
Expenses:
   Charges for distribution,
      mortality and expense risk     (4,467)     (43,034)     (69,070)    (3,717)  (139,971)    (9,575)   (3,403)
                                  ---------  -----------  -----------  ---------  ---------  ---------  --------
Net investment income (loss)         (4,467)      68,565      404,609     (2,024)  (139,971)    19,128    (3,017)
                                  ---------  -----------  -----------  ---------  ---------  ---------  --------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        310,374    1,105,136    1,390,395    127,752    932,641    373,111    84,733
   Cost of shares sold             (295,154)  (1,011,711)  (1,395,150)  (129,044)  (859,457)  (343,077)  (77,083)
                                  ---------  -----------  -----------  ---------  ---------  ---------  --------
Net realized gains (losses) from
   securities transactions           15,220       93,425       (4,755)    (1,292)    73,184     30,034     7,650
Realized gain distributions               0            0            0          0          0          0         0
                                  ---------  -----------  -----------  ---------  ---------  ---------  --------
Net realized gains (losses)          15,220       93,425       (4,755)    (1,292)    73,184     30,034     7,650
                                  ---------  -----------  -----------  ---------  ---------  ---------  --------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period               16,224      137,342      224,528     36,460    685,894     47,574    18,308
   End of period                    (47,261)     221,006      (36,203)   (54,677)   581,054    (40,825)   12,098
                                  ---------  -----------  -----------  ---------  ---------  ---------  --------
Change in net unrealized
   appreciation (depreciation) of
   investments                      (63,485)      83,664     (260,731)   (91,137)  (104,840)   (88,399)   (6,210)
                                  ---------  -----------  -----------  ---------  ---------  ---------  --------
Increase (decrease) in net assets
   from operations                $ (52,732) $   245,654  $   139,123  $ (94,453) $(171,627) $ (39,237) $ (1,577)
                                  =========  ===========  ===========  =========  =========  =========  ========

                 See accompanying notes to financial statements.


                                       20



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                                                        Davis       "Dogs"
                                   Capital      Cash      Corporate    Venture     of Wall    Emerging      Equity
                                    Growth   Management      Bond       Value       Street    Markets   Opportunities
                                  Portfolio  Portfolio    Portfolio   Portfolio   Portfolio  Portfolio    Portfolio
                                  (Class 3)  (Class 3)    (Class 3)   (Class 3)   (Class 3)  (Class 3)    (Class 3)
                                  --------- -----------  ----------  -----------  ---------  ---------  -------------
Investment income:
   Dividends                      $ 13,795  $   175,859  $2,641,298  $   408,880  $  10,062  $  62,705    $  11,544
                                  --------  -----------  ----------  -----------  ---------  ---------    ---------
Expenses:
   Charges for distribution,
      mortality and expense risk   (13,876)     (50,762)   (654,862)    (519,804)    (4,300)   (33,599)      (6,631)
                                  --------  -----------  ----------  -----------  ---------  ---------    ---------
Net investment income (loss)           (81)     125,097   1,986,436     (110,924)     5,762     29,106        4,913
                                  --------  -----------  ----------  -----------  ---------  ---------    ---------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        79,323    9,249,141     118,847      328,234    125,524    736,913       55,142
   Cost of shares sold             (68,260)  (9,259,393)   (117,517)    (312,040)  (128,736)  (666,948)     (60,557)
                                  --------  -----------  ----------  -----------  ---------  ---------    ---------
Net realized gains (losses) from
   securities transactions          11,063      (10,252)      1,330       16,194     (3,212)    69,965       (5,415)
Realized gain distributions              0            0           0    2,688,126     25,658    464,155       75,124
                                  --------  -----------  ----------  -----------  ---------  ---------    ---------
Net realized gains (losses)         11,063      (10,252)      1,330    2,704,320     22,446    534,120       69,709
                                  --------  -----------  ----------  -----------  ---------  ---------    ---------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period              77,035       33,313     769,239    2,728,887      9,230    175,443       31,000
   End of period                    90,805       30,984   1,898,946   (2,461,845)   (45,736)    59,826     (108,874)
                                  --------  -----------  ----------  -----------  ---------  ---------    ---------
Change in net unrealized
   appreciation (depreciation) of
   investments                      13,770       (2,329)  1,129,707   (5,190,732)   (54,966)  (115,617)    (139,874)
                                  --------  -----------  ----------  -----------  ---------  ---------    ---------
Increase (decrease) in net assets
   from operations                $ 24,752  $   112,516  $3,117,473  $(2,597,336) $ (26,758) $ 447,609    $ (65,252)
                                  ========  ===========  ==========  ===========  =========  =========    =========

                 See accompanying notes to financial statements.


                                       21



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                    Foreign    Fundamental   Global     Global    Growth-       Growth    High-Yield
                                     Value        Growth      Bond     Equities    Income   Opportunities     Bond
                                   Portfolio    Portfolio  Portfolio  Portfolio  Portfolio    Portfolio    Portfolio
                                   (Class 3)    (Class 3)  (Class 3)  (Class 3)  (Class 3)    (Class 3)    (Class 3)
                                  -----------  ----------- ---------  ---------  ---------  ------------- -----------
Investment income:
   Dividends                      $   495,280    $     0   $  15,516  $  17,503  $  28,035    $       0   $ 1,143,820
                                  -----------    -------   ---------  ---------  ---------    ---------   -----------
Expenses:
   Charges for distribution,
      mortality and expense risk     (247,361)    (2,498)    (51,958)   (14,179)   (33,927)      (7,084)     (142,212)
                                  -----------    -------   ---------  ---------  ---------    ---------   -----------
Net investment income (loss)          247,919     (2,498)    (36,442)     3,324     (5,892)      (7,084)    1,001,608
                                  -----------    -------   ---------  ---------  ---------    ---------   -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold          561,587      1,486     268,964    507,867    603,121      127,434       168,999
   Cost of shares sold               (538,056)    (1,369)   (244,028)  (493,513)  (604,104)    (114,238)     (181,172)
                                  -----------    -------   ---------  ---------  ---------    ---------   -----------
Net realized gains (losses) from
   securities transactions             23,531        117      24,936     14,354       (983)      13,196       (12,173)
Realized gain distributions           820,807          0      20,798          0          0            0             0
                                  -----------    -------   ---------  ---------  ---------    ---------   -----------
Net realized gains (losses)           844,338        117      45,734     14,354       (983)      13,196       (12,173)
                                  -----------    -------   ---------  ---------  ---------    ---------   -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period              1,808,900      3,404     (14,059)   112,873     52,672       37,715       153,925
   End of period                     (273,111)    58,863     667,358     (7,509)  (339,199)      24,432    (1,153,743)
                                  -----------    -------   ---------  ---------  ---------    ---------   -----------
Change in net unrealized
   appreciation (depreciation)
   of investments                  (2,082,011)    55,459     681,417   (120,382)  (391,871)     (13,283)   (1,307,668)
                                  -----------    -------   ---------  ---------  ---------    ---------   -----------
Increase (decrease) in net assets
   from operations                $  (989,754)   $53,078   $ 690,709  $(102,704) $(398,746)   $  (7,171)  $  (318,233)
                                  ===========    =======   =========  =========  =========    =========   ===========

                 See accompanying notes to financial statements.


                                       22



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                                                              MFS
                                  International International  Marsico   Massachusetts
                                   Diversified    Growth and   Focused     Investors    MFS Total     Mid-Cap
                                     Equities       Income      Growth       Trust        Return      Growth    Real Estate
                                    Portfolio     Portfolio   Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                    (Class 3)     (Class 3)   (Class 3)    (Class 3)    (Class 3)    (Class 3)   (Class 3)
                                  ------------- ------------- ---------  ------------- -----------  ---------- ------------
Investment income:
   Dividends                        $  70,044    $   201,354  $       0     $  3,079   $ 1,876,780  $     421   $    66,725
                                    ---------    -----------  ---------     --------   -----------  ---------   -----------
Expenses:
   Charges for distribution,
      mortality and expense risk      (32,335)      (126,027)   (24,391)      (2,805)     (704,813)   (10,113)      (44,015)
                                    ---------    -----------  ---------     --------   -----------  ---------   -----------
Net investment income (loss)           37,709         75,327    (24,391)         274     1,171,967     (9,692)       22,710
                                    ---------    -----------  ---------     --------   -----------  ---------   -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold          594,112        688,925    214,995       34,552        55,286    234,660       933,442
   Cost of shares sold               (546,557)      (782,826)  (206,629)     (33,270)      (55,463)  (208,618)   (1,123,253)
                                    ---------    -----------  ---------     --------   -----------  ---------   -----------
Net realized gains (losses) from
   securities transactions             47,555        (93,901)     8,366        1,282          (177)    26,042      (189,811)
Realized gain distributions                 0      1,667,114    144,510            0     3,684,245          0       841,168
                                    ---------    -----------  ---------     --------   -----------  ---------   -----------
Net realized gains (losses)            47,555      1,573,213    152,876        1,282     3,684,068     26,042       651,357
                                    ---------    -----------  ---------     --------   -----------  ---------   -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                237,212        630,362     62,315       11,405     2,088,734     76,012       147,725
   End of period                      206,866     (1,908,366)    14,356        8,830    (6,654,711)    80,027    (1,367,355)
                                    ---------    -----------  ---------     --------   -----------  ---------   -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                        (30,346)    (2,538,728)   (47,959)      (2,575)   (8,743,445)     4,015    (1,515,080)
                                    ---------    -----------  ---------     --------   -----------  ---------   -----------
Increase (decrease) in net assets
   from operations                  $  54,918    $  (890,188) $  80,526     $ (1,019)  $(3,887,410) $  20,365   $  (841,013)
                                    =========    ===========  =========     ========   ===========  =========   ===========

                 See accompanying notes to financial statements.


                                       23


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                  (continued)

                                    Small &       Small                          Worldwide
                                    Mid Cap      Company                Telecom    High                    Growth and
                                     Value        Value     Technology  Utility   Income      Comstock       Income
                                   Portfolio    Portfolio    Portfolio Portfolio Portfolio    Portfolio     Portfolio
                                   (Class 3)    (Class 3)    (Class 3) (Class 3) (Class 3)   (Class II)    (Class II)
                                  -----------  -----------  ---------  --------  ---------  ------------  ------------
Investment income:
   Dividends                      $    55,817  $         0  $       0  $  3,988  $ 136,603  $  6,239,328  $  4,685,735
                                  -----------  -----------  ---------  --------  ---------  ------------  ------------
Expenses:
   Charges for distribution,
      mortality and expense risk     (107,028)     (76,456)    (1,692)   (2,101)   (19,371)   (2,717,206)   (2,408,462)
                                  -----------  -----------  ---------  --------  ---------  ------------  ------------
Net investment income (loss)          (51,211)     (76,456)    (1,692)    1,887    117,232     3,522,122     2,277,273
                                  -----------  -----------  ---------  --------  ---------  ------------  ------------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold          546,551      364,499    145,792    95,486    216,803    30,430,964    21,682,887
   Cost of shares sold               (568,546)    (412,208)  (151,487)  (94,744)  (215,053)  (27,590,446)  (19,031,054)
                                  -----------  -----------  ---------  --------  ---------  ------------  ------------
Net realized gains (losses) from
   securities transactions            (21,995)     (47,709)    (5,695)      742      1,750     2,840,518     2,651,833
Realized gain distributions           562,800      111,486          0         0          0    15,356,708     9,104,240
                                  -----------  -----------  ---------  --------  ---------  ------------  ------------
Net realized gains (losses)           540,805       63,777     (5,695)      742      1,750    18,197,226    11,756,073
                                  -----------  -----------  ---------  --------  ---------  ------------  ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                948,837      136,414      1,426       173     46,183    41,674,956    34,205,034
   End of period                     (556,775)  (1,046,676)   (24,468)   16,318    (22,908)  (25,461,741)   (5,328,469)
                                  -----------  -----------  ---------  --------  ---------  ------------  ------------
Change in net unrealized
   appreciation (depreciation) of
   investments                     (1,505,612)  (1,183,090)   (25,894)   16,145    (69,091)  (67,136,697)  (39,533,503)
                                  -----------  -----------  ---------  --------  ---------  ------------  ------------
Increase (decrease) in net assets
   from operations                $(1,016,018) $(1,195,769) $ (33,281) $ 18,774  $  49,891  $(45,417,349) $(25,500,157)
                                  ===========  ===========  =========  ========  =========  ============  ============

                See accompanying notes to financial statements.


                                       24



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                  (continued)

                                   Strategic    Growth and      Mid Cap        Asset        Global
                                     Growth       Income         Value      Allocation      Growth                      Growth-
                                   Portfolio     Portfolio     Portfolio       Fund          Fund       Growth Fund   Income Fund
                                   (Class II)   (Class VC)    (Class VC)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Investment income:
   Dividends                      $    15,428  $  2,877,060  $    732,844  $  8,130,900  $  8,933,209  $  2,466,932  $  8,511,313
                                  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Expenses:
   Charges for distribution,
      mortality and expense risk      (83,929)   (1,943,071)   (1,375,656)   (3,150,422)   (2,929,854)   (2,705,109)   (4,692,717)
                                  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Net investment income (loss)          (68,501)      933,989      (642,812)    4,980,478     6,003,355      (238,177)    3,818,596
                                  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold        1,646,023    22,760,374    20,961,961    19,050,222    24,484,680    31,662,898    39,520,752
   Cost of shares sold             (1,283,421)  (20,040,988)  (20,301,528)  (15,802,786)  (17,760,024)  (24,011,068)  (32,656,196)
                                  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Net realized gains (losses) from
   securities transactions            362,602     2,719,386       660,433     3,247,436     6,724,656     7,651,830     6,864,556
Realized gain distributions                 0    15,865,391    21,543,731    10,903,276    12,434,372    20,273,506    16,762,344
                                  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Net realized gains (losses)           362,602    18,584,777    22,204,164    14,150,712    19,159,028    27,925,336    23,626,900
                                  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period              1,687,107    32,290,241    28,558,070    54,504,844    72,722,379    66,789,711    90,896,801
   End of period                    1,945,046    (2,868,200)  (20,847,328)   22,497,476    53,253,782    38,454,932    32,719,750
                                  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Change in net unrealized
   appreciation (depreciation) of
   investments                        257,939   (35,158,441)  (49,405,398)  (32,007,368)  (19,468,597)  (28,334,779)  (58,177,051)
                                  -----------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
   from operations                $   552,040  $(15,639,675) $(27,844,046) $(12,876,178) $  5,693,786  $   (647,620) $(30,731,555)
                                  ===========  ============  ============  ============  ============  ============  ============

                See accompanying notes to financial statements.


                                       25



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                  (continued)

                                                  Franklin Templeton
                                  Franklin Income VIP Founding Funds
                                  Securities Fund   Allocation Fund
                                   (Class 2) (1)     (Class 2) (1)
                                  --------------- ------------------
Investment income:
   Dividends                          $     0          $     0
                                      -------          -------
Expenses:
   Charges for distribution,
      mortality and expense risk         (300)            (503)
                                      -------          -------
Net investment income (loss)             (300)            (503)
                                      -------          -------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold            4,003            2,767
   Cost of shares sold                 (4,008)          (2,762)
                                      -------          -------
Net realized gains (losses) from
   securities transactions                 (5)               5
Realized gain distributions                 0                0
                                      -------          -------
Net realized gains (losses)                (5)               5
                                      -------          -------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                      0                0
   End of period                       15,236           18,643
                                      -------          -------
Change in net unrealized
   appreciation (depreciation) of
   investments                         15,236           18,643
                                      -------          -------
Increase (decrease) in net assets
   from operations                    $14,931          $18,145
                                      =======          =======

(1)  For the period from February 4, 2008 (inception) to April 30, 2008

                See accompanying notes to financial statements.


                                       26



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008

                                     Asset        Capital    Government and                  Asset        Capital    Government and
                                   Allocation  Appreciation   Quality Bond     Growth      Allocation  Appreciation   Quality Bond
                                   Portfolio     Portfolio      Portfolio     Portfolio    Portfolio     Portfolio      Portfolio
                                   (Class 1)     (Class 1)      (Class 1)     (Class 1)    (Class 3)     (Class 3)      (Class 3)
                                  -----------  ------------  -------------- ------------  -----------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)   $   320,321  $   (817,977)  $ 2,500,054   $   (162,931) $    32,490  $   (588,627)  $ 1,060,814

   Net realized gains (losses)      1,055,670    19,940,194       112,358      9,691,401       64,695     8,371,706         9,860
   Change in net unrealized
      appreciation (depreciation)
      of investments               (1,393,760)   (7,065,494)    1,749,423    (10,926,219)    (108,610)   (4,442,945)    1,111,887
                                  -----------  ------------   -----------   ------------  -----------  ------------   -----------
   Increase (decrease) in net
      assets from operations          (17,769)   12,056,723     4,361,835     (1,397,749)     (11,425)    3,340,134     2,182,561
                                  -----------  ------------   -----------   ------------  -----------  ------------   -----------
From capital transactions:
      Net proceeds from units
         sold                         260,519       928,422       595,240        533,124      531,540    15,227,531     4,230,059
      Cost of units redeemed       (2,032,071)  (13,134,940)   (9,691,933)    (7,783,569)     (82,654)   (2,964,246)   (1,894,659)
      Net transfers                   411,104    (3,544,723)    9,046,820     (4,238,426)   1,895,242    49,126,576    22,160,985
      Contract maintenance charge           0             0             0              0         (407)       (7,883)       (4,735)
                                  -----------  ------------   -----------   ------------  -----------  ------------   -----------
   Increase (decrease) in net
      assets from capital
      transactions                 (1,360,448)  (15,751,241)      (49,873)   (11,488,871)   2,343,721    61,381,978    24,491,650
                                  -----------  ------------   -----------   ------------  -----------  ------------   -----------
Increase (decrease) in net assets  (1,378,217)   (3,694,518)    4,311,962    (12,886,620)   2,332,296    64,722,112    26,674,211
Net assets at beginning of period  18,467,182   135,629,169    87,861,069     86,859,847    1,488,630    45,912,750    28,430,845
                                  -----------  ------------   -----------   ------------  -----------  ------------   -----------
Net assets at end of period       $17,088,965  $131,934,651   $92,173,031   $ 73,973,227  $ 3,820,926  $110,634,862   $55,105,056
                                  ===========  ============   ===========   ============  ===========  ============   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          10,339        45,178        39,716         30,568       36,460       931,159       296,676
   Units redeemed                     (89,994)     (650,054)     (626,452)      (484,389)      (5,840)     (182,829)     (132,932)
   Units transferred                   32,940      (231,350)      626,066       (335,989)     131,892     3,011,877     1,568,145
                                  -----------  ------------   -----------   ------------  -----------  ------------   -----------
Increase (decrease) in units
   outstanding                        (46,715)     (836,226)       39,330       (789,810)     162,512     3,760,207     1,731,889
Beginning units                       916,119     8,114,213     5,953,394      5,772,736      103,436     3,085,252     2,044,042
                                  -----------  ------------   -----------   ------------  -----------  ------------   -----------
Ending units                          869,404     7,277,987     5,992,724      4,982,926      265,948     6,845,459     3,775,931
                                  ===========  ============   ===========   ============  ===========  ============   ===========

                See accompanying notes to financial statements.


                                       27



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                  (Continued)

                                                Natural    Aggressive    Alliance                 Blue Chip    Capital
                                    Growth     Resources     Growth       Growth      Balanced     Growth      Growth
                                   Portfolio   Portfolio   Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                   (Class 3)   (Class 3)   (Class 1)    (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                  ----------  ----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $  (10,708) $   (7,230) $   (51,544) $  (485,638) $   550,460  $   (9,437) $    6,767

   Net realized gains (losses)       262,354     388,200     (178,482)  (2,667,030)    (477,229)     95,568     145,905
   Change in net unrealized
      appreciation (depreciation)
      of investments                (312,023)  1,016,749   (1,759,048)   3,201,439   (1,366,161)   (100,622)   (124,600)
                                  ----------  ----------  -----------  -----------  -----------  ----------  ----------
   Increase (decrease) in net
      assets from operations         (60,377)  1,397,719   (1,989,074)      48,771   (1,292,930)    (14,491)     28,072
                                  ----------  ----------  -----------  -----------  -----------  ----------  ----------
From capital transactions:
      Net proceeds from units
         sold                        899,409   1,423,309      257,213      264,891      214,310       9,453       6,314
      Cost of units redeemed        (118,859)   (304,181)  (1,397,588)  (7,950,572)  (5,333,542)   (153,344)   (411,046)
      Net transfers                1,247,585   4,014,147     (507,416)  (1,469,969)    (352,198)   (111,455)    146,264
      Contract maintenance charge       (313)       (519)           0            0            0           0           0
                                  ----------  ----------  -----------  -----------  -----------  ----------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                 2,027,822   5,132,756   (1,647,791)  (9,155,650)  (5,471,430)   (255,346)   (258,468)
                                  ----------  ----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets  1,967,445   6,530,475   (3,636,865)  (9,106,879)  (6,764,360)   (269,837)   (230,396)
Net assets at beginning of period  1,925,911   2,521,228   11,523,478   47,489,197   35,003,995   1,878,739   2,174,280
                                  ----------  ----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of period       $3,893,356  $9,051,703  $ 7,886,613  $38,382,318  $28,239,635  $1,608,902  $1,943,884
                                  ==========  ==========  ===========  ===========  ===========  ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                         67,866     107,610       20,237        7,962       14,637       1,388         679
   Units redeemed                     (8,854)    (22,762)     (85,073)    (304,255)    (330,527)    (23,387)    (46,261)
   Units transferred                  93,601     305,811      (37,193)     (95,777)     (22,925)    (19,129)     15,305
                                  ----------  ----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in units
   outstanding                       152,613     390,659     (102,029)    (392,070)    (338,815)    (41,128)    (30,277)
Beginning units                      143,500     226,414      686,222    2,189,625    2,217,107     289,877     247,323
                                  ----------  ----------  -----------  -----------  -----------  ----------  ----------
Ending units                         296,113     617,073      584,193    1,797,555    1,878,292     248,749     217,046
                                  ==========  ==========  ===========  ===========  ===========  ==========  ==========

                See accompanying notes to financial statements.


                                       28



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                  (Continued)

                                                                 Davis      "Dogs" of
                                      Cash       Corporate      Venture        Wall       Emerging      Equity        Equity
                                   Management       Bond         Value        Street      Markets       Index     Opportunities
                                    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                    (Class 1)    (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)
                                  ------------  -----------  ------------  -----------  -----------  -----------  -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $    642,438  $ 2,736,416  $    (22,957) $    67,390  $   166,145  $    71,123   $   186,616

   Net realized gains (losses)         301,286      140,613    11,033,236      466,423    5,191,945      591,656     2,548,559
   Change in net unrealized
      appreciation (depreciation)
      of investments                  (318,002)     307,121   (16,155,223)    (856,219)  (2,009,599)  (2,007,376)   (4,313,287)
                                  ------------  -----------  ------------  -----------  -----------  -----------   -----------
   Increase (decrease) in net
      assets from operations           625,722    3,184,150    (5,144,944)    (322,406)   3,348,491   (1,344,597)   (1,578,112)
                                  ------------  -----------  ------------  -----------  -----------  -----------   -----------
From capital transactions:
      Net proceeds from units
         sold                          476,886      618,300     1,085,445       32,509      130,701      149,398       130,615
      Cost of units redeemed       (24,274,820)  (7,564,226)  (13,759,782)    (766,586)  (2,222,692)  (4,557,439)   (2,026,461)
      Net transfers                 31,800,002    8,994,792    (5,609,241)    (215,288)   1,658,849     (630,772)     (684,438)
      Contract maintenance charge            0            0             0            0            0            0             0
                                  ------------  -----------  ------------  -----------  -----------  -----------   -----------
   Increase (decrease) in net
      assets from capital
      transactions                   8,002,068    2,048,866   (18,283,578)    (949,365)    (433,142)  (5,038,813)   (2,580,284)
                                  ------------  -----------  ------------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets    8,627,790    5,233,016   (23,428,522)  (1,271,771)   2,915,349   (6,383,410)   (4,158,396)
Net assets at beginning of period   23,875,174   88,117,103   148,405,314    5,265,702   16,152,724   25,756,567    22,389,453
                                  ------------  -----------  ------------  -----------  -----------  -----------   -----------
Net assets at end of period       $ 32,502,964  $93,350,119  $124,976,792  $ 3,993,931  $19,068,073  $19,373,157   $18,231,057
                                  ============  ===========  ============  ===========  ===========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           38,731       40,122        52,529        2,299        4,504       13,448         7,994
   Units redeemed                   (2,007,546)    (486,388)     (707,729)     (56,131)     (82,168)    (420,629)     (135,849)
   Units transferred                 2,645,790      591,728      (291,746)     (15,609)      59,254      (55,755)      (48,539)
                                  ------------  -----------  ------------  -----------  -----------  -----------   -----------
Increase (decrease) in units
   outstanding                         676,975      145,462      (946,946)     (69,441)     (18,410)    (462,936)     (176,394)
Beginning units                      1,908,753    5,762,823     8,070,942      373,356      705,715    2,345,019     1,550,960
                                  ------------  -----------  ------------  -----------  -----------  -----------   -----------
Ending units                         2,585,728    5,908,285     7,123,996      303,915      687,305    1,882,083     1,374,566
                                  ============  ===========  ============  ===========  ===========  ===========   ===========

                See accompanying notes to financial statements.


                                       29


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                                                                                                 International
                                  Fundamental     Global       Global      Growth-        Growth     High-Yield   Diversified
                                     Growth        Bond       Equities      Income    Opportunities     Bond        Equities
                                   Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio     Portfolio
                                   (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                  -----------  -----------  -----------  -----------  ------------- -----------  -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $  (240,520) $   (72,086) $    15,839  $   (67,148)  $  (11,018)  $ 1,274,028   $   114,274
   Net realized gains (losses)       (743,578)     265,961      336,777      505,093       95,217        (4,645)      640,958
   Change in net unrealized
      appreciation (depreciation)
      of investments                2,530,804    1,721,325     (729,127)  (2,429,981)     (83,139)   (2,049,425)     (485,434)
                                  -----------  -----------  -----------  -----------   ----------   -----------   -----------
   Increase (decrease) in net
      assets from operations        1,546,706    1,915,200     (376,511)  (1,992,036)       1,060      (780,042)      269,798
                                  -----------  -----------  -----------  -----------   ----------   -----------   -----------
From capital transactions:
      Net proceeds from units
         sold                         146,928      143,973      216,556      289,870       33,617       109,323       132,302
      Cost of units redeemed       (3,352,362)  (1,618,716)  (1,999,405)  (6,536,713)    (260,050)   (2,329,271)   (1,226,875)
      Net transfers                  (769,194)   8,230,910      134,267      344,841      217,315      (111,371)    1,346,286
      Contract maintenance charge           0            0            0            0            0             0             0
                                  -----------  -----------  -----------  -----------   ----------   -----------   -----------
   Increase (decrease) in net
      assets from capital
      transactions                 (3,974,628)   6,756,167   (1,648,582)  (5,902,002)      (9,118)   (2,331,319)      251,713
                                  -----------  -----------  -----------  -----------   ----------   -----------   -----------
Increase (decrease) in net assets  (2,427,922)   8,671,367   (2,025,093)  (7,894,038)      (8,058)   (3,111,361)      521,511
Net assets at beginning of period  24,040,160   12,192,862   12,617,488   46,157,588    1,085,841    20,788,545    10,099,384
                                  -----------  -----------  -----------  -----------   ----------   -----------   -----------
Net assets at end of period       $21,612,238  $20,864,229  $10,592,395  $38,263,550   $1,077,783   $17,677,184   $10,620,895
                                  ===========  ===========  ===========  ===========   ==========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          12,531        9,408       11,792        9,605        5,000         6,114        10,007
   Units redeemed                    (236,838)     (96,250)     (99,982)    (257,820)     (40,829)     (144,272)      (95,810)
   Units transferred                  (83,761)     538,225       11,555       36,144       29,950        (3,375)      115,740
                                  -----------  -----------  -----------  -----------   ----------   -----------   -----------
Increase (decrease) in units
   outstanding                       (308,068)     451,383      (76,635)    (212,071)      (5,879)     (141,533)       29,937
Beginning units                     2,167,678      818,750      697,578    2,172,631      181,505     1,264,402       812,228
                                  -----------  -----------  -----------  -----------   ----------   -----------   -----------
Ending units                        1,859,610    1,270,133      620,943    1,960,560      175,626     1,122,869       842,165
                                  ===========  ===========  ===========  ===========   ==========   ===========   ===========

                 See accompanying notes to financial statements.


                                       30



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                                     MFS
                                  International Massachusetts
                                    Growth and    Investors     MFS Total     Mid-Cap                     Small
                                      Income        Trust        Return       Growth     Real Estate  Company Value Technology
                                    Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                    (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)
                                  ------------- ------------- ------------  ----------  ------------  ------------- ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)    $   238,384   $   18,913   $  3,054,011  $  (25,808) $     76,933   $  (100,820)  $ (4,467)
   Net realized gains (losses)       5,243,785      214,493      8,990,688      (2,008)    3,298,690       798,127     15,220
   Change in net unrealized
      appreciation (depreciation)
      of investments                (7,496,638)    (189,860)   (19,104,146)    140,757    (6,800,227)   (1,912,311)   (63,485)
                                   -----------   ----------   ------------  ----------  ------------   -----------   --------
   Increase (decrease) in net
      assets from operations        (2,014,469)      43,546     (7,059,447)    112,941    (3,424,604)   (1,215,004)   (52,732)
                                   -----------   ----------   ------------  ----------  ------------   -----------   --------
From capital transactions:
      Net proceeds from units
         sold                          403,706       14,322        770,196      24,981        77,789        85,069      7,767
      Cost of units redeemed        (3,263,090)    (480,049)   (13,757,329)   (418,529)   (1,459,197)   (1,094,477)   (50,355)
      Net transfers                  2,459,860     (453,918)     3,713,759     447,728    (5,230,484)   (1,485,046)   163,954
      Contract maintenance charge            0            0              0           0             0             0          0
                                   -----------   ----------   ------------  ----------  ------------   -----------   --------
   Increase (decrease) in net
      assets from capital
      transactions                    (399,524)    (919,645)    (9,273,374)     54,180    (6,611,892)   (2,494,454)   121,366
                                   -----------   ----------   ------------  ----------  ------------   -----------   --------
Increase (decrease) in net assets   (2,413,993)    (876,099)   (16,332,821)    167,121   (10,036,496)   (3,709,458)    68,634
Net assets at beginning of period   33,618,066    6,629,932    177,627,795   4,101,234    22,020,106     9,928,447    360,403
                                   -----------   ----------   ------------  ----------  ------------   -----------   --------
Net assets at end of period        $31,204,073   $5,753,833   $161,294,974  $4,268,355  $ 11,983,610   $ 6,218,989   $429,037
                                   ===========   ==========   ============  ==========  ============   ===========   ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           22,743        1,228         45,856       2,616         2,415         2,910      3,156
   Units redeemed                     (189,613)     (40,925)      (838,889)    (42,202)      (45,911)      (39,693)   (19,394)
   Units transferred                   136,634      (39,537)       222,264      48,006      (163,685)      (57,002)    46,391
                                   -----------   ----------   ------------  ----------  ------------   -----------   --------
Increase (decrease) in units
   outstanding                         (30,236)     (79,234)      (570,769)      8,420      (207,181)      (93,785)    30,153
Beginning units                      1,930,818      571,906     10,626,450     432,792       589,555       340,916    147,503
                                   -----------   ----------   ------------  ----------  ------------   -----------   --------
Ending units                         1,900,582      492,672     10,055,681     441,212       382,374       247,131    177,656
                                   ===========   ==========   ============  ==========  ============   ===========   ========

                 See accompanying notes to financial statements.


                                       31



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                    Telecom    Worldwide  Aggressive   Alliance               Blue Chip   Capital
                                    Utility   High Income   Growth      Growth     Balanced     Growth    Growth
                                   Portfolio   Portfolio   Portfolio  Portfolio    Portfolio  Portfolio  Portfolio
                                   (Class 1)   (Class 1)   (Class 3)  (Class 3)    (Class 3)  (Class 3)  (Class 3)
                                  ----------  ----------- ---------- -----------  ----------  --------- ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   68,565  $  404,609   $ (2,024) $  (139,971) $   19,128  $ (3,017) $      (81)
   Net realized gains (losses)        93,425      (4,755)    (1,292)      73,184      30,034     7,650      11,063
   Change in net unrealized
      appreciation (depreciation)
      of investments                  83,664    (260,731)   (91,137)    (104,840)    (88,399)   (6,210)     13,770
                                  ----------  ----------   --------  -----------  ----------  --------  ----------
   Increase (decrease) in net
      assets from operations         245,654     139,123    (94,453)    (171,627)    (39,237)   (1,577)     24,752
                                  ----------  ----------   --------  -----------  ----------  --------  ----------
From capital transactions:
      Net proceeds from units
         sold                         65,307      41,188     64,301      329,447     482,821   302,807     510,528
      Cost of units redeemed        (506,966)   (774,224)   (25,796)    (690,682)    (81,809)   (2,115)    (21,542)
      Net transfers                  257,432     507,702    259,559    3,870,579     434,763   236,784   1,321,784
      Contract maintenance charge          0           0        (67)      (2,399)       (117)      (36)       (180)
                                  ----------  ----------   --------  -----------  ----------  --------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                  (184,227)   (225,334)   297,997    3,506,945     835,658   537,440   1,810,590
                                  ----------  ----------   --------  -----------  ----------  --------  ----------
Increase (decrease) in net assets     61,427     (86,211)   203,544    3,335,318     796,421   535,863   1,835,342
Net assets at beginning of period  3,559,841   7,255,884    321,940   13,090,904     738,657   204,059     978,668
                                  ----------  ----------   --------  -----------  ----------  --------  ----------
Net assets at end of period       $3,621,268  $7,169,673   $525,484  $16,426,222  $1,535,078  $739,922  $2,814,010
                                  ==========  ==========   ========  ===========  ==========  ========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          4,498       2,386      5,827       37,626      47,656    47,510      58,389
   Units redeemed                    (30,947)    (45,865)    (2,612)     (81,003)     (8,229)     (325)     (2,451)
   Units transferred                  19,648      32,833     24,381      444,249      45,425    36,119     148,126
                                  ----------  ----------   --------  -----------  ----------  --------  ----------
Increase (decrease) in units
   outstanding                        (6,801)    (10,646)    27,596      400,872      84,852    83,304     204,064
Beginning units                      228,872     441,898     27,200    1,540,187      72,752    31,532     111,654
                                  ----------  ----------   --------  -----------  ----------  --------  ----------
Ending units                         222,071     431,252     54,796    1,941,059     157,604   114,836     315,718
                                  ==========  ==========   ========  ===========  ==========  ========  ==========

                 See accompanying notes to financial statements.


                                       32



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                                                Davis     "Dogs" of
                                      Cash       Corporate     Venture       Wall    Emerging       Equity      Foreign
                                   Management      Bond         Value       Street    Markets   Opportunities    Value
                                   Portfolio     Portfolio    Portfolio   Portfolio  Portfolio    Portfolio    Portfolio
                                   (Class 3)     (Class 3)    (Class 3)   (Class 3)  (Class 3)    (Class 3)    (Class 3)
                                  -----------  ------------  -----------  --------- ----------  ------------- -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   125,097  $  1,986,436  $  (110,924) $  5,762  $   29,106    $  4,913    $   247,919
   Net realized gains (losses)        (10,252)        1,330    2,704,320    22,446     534,120      69,709        844,338
   Change in net unrealized
      appreciation (depreciation)
      of investments                   (2,329)    1,129,707   (5,190,732)  (54,966)   (115,617)   (139,874)    (2,082,011)
                                  -----------  ------------  -----------  --------  ----------    --------    -----------
   Increase (decrease) in net
      assets from operations          112,516     3,117,473   (2,597,336)  (26,758)    447,609     (65,252)      (989,754)
                                  -----------  ------------  -----------  --------  ----------    --------    -----------
From capital transactions:
      Net proceeds from units
         sold                       2,245,832    14,086,830   10,526,250    62,062   1,198,680      21,820      5,138,944
      Cost of units redeemed       (3,583,103)   (3,112,800)  (2,254,891)  (13,675)   (124,467)    (21,212)    (1,033,176)
      Net transfers                 9,409,236    62,138,100   37,789,346   603,731   2,317,952     431,902     18,392,220
      Contract maintenance charge        (304)       (7,563)      (6,520)      (98)       (418)        (96)        (2,543)
                                  -----------  ------------  -----------  --------  ----------    --------    -----------
   Increase (decrease) in net
      assets from capital
      transactions                  8,071,661    73,104,567   46,054,185   652,020   3,391,747     432,414     22,495,445
                                  -----------  ------------  -----------  --------  ----------    --------    -----------
Increase (decrease) in net assets   8,184,177    76,222,040   43,456,849   625,262   3,839,356     367,162     21,505,691
Net assets at beginning of period   2,585,109    41,252,054   38,159,680   244,392   2,030,305     599,323     17,227,088
                                  -----------  ------------  -----------  --------  ----------    --------    -----------
Net assets at end of period       $10,769,286  $117,474,094  $81,616,529  $869,654  $5,869,661    $966,485    $38,732,779
                                  ===========  ============  ===========  ========  ==========    ========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                         189,448       928,340      645,456     4,019      38,638       1,674        417,625
   Units redeemed                    (302,089)     (204,209)    (142,820)     (925)     (3,920)     (1,675)       (85,047)
   Units transferred                  793,987     4,085,387    2,352,225    40,257      74,347      33,315      1,503,145
                                  -----------  ------------  -----------  --------  ----------    --------    -----------
Increase (decrease) in units
   outstanding                        681,346     4,809,518    2,854,861    43,351     109,065      33,314      1,835,723
Beginning units                       221,901     2,737,040    2,334,998    15,406      78,177      44,392      1,412,237
                                  -----------  ------------  -----------  --------  ----------    --------    -----------
Ending units                          903,247     7,546,558    5,189,859    58,757     187,242      77,706      3,247,960
                                  ===========  ============  ===========  ========  ==========    ========    ===========

                 See accompanying notes to financial statements.


                                       33



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                                                                                              International
                                  Fundamental    Global      Global      Growth-       Growth     High-Yield   Diversified
                                     Growth       Bond      Equities     Income    Opportunities     Bond        Equities
                                   Portfolio   Portfolio    Portfolio   Portfolio    Portfolio    Portfolio     Portfolio
                                   (Class 3)   (Class 3)    (Class 3)   (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                  ----------- -----------  ----------  ----------  ------------- -----------  -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   (2,498) $   (36,442) $    3,324  $   (5,892)  $   (7,084)  $ 1,001,608  $   37,709
   Net realized gains (losses)           117       45,734      14,354        (983)      13,196       (12,173)     47,555
   Change in net unrealized
      appreciation (depreciation)
      of investments                  55,459      681,417    (120,382)   (391,871)     (13,283)   (1,307,668)    (30,346)
                                  ----------  -----------  ----------  ----------   ----------   -----------  ----------
   Increase (decrease) in net
      assets from operations          53,078      690,709    (102,704)   (398,746)      (7,171)     (318,233)     54,918
                                  ----------  -----------  ----------  ----------   ----------   -----------  ----------
From capital transactions:
      Net proceeds from units
         sold                        652,195    2,175,382     331,967   1,258,619      219,574     4,399,513   1,042,990
      Cost of units redeemed          (3,568)    (238,022)    (78,767)    (96,077)     (24,858)     (611,724)    (75,119)
      Net transfers                  648,818    7,400,533     229,458   4,019,333      462,046    16,793,930   2,331,605
      Contract maintenance charge        (28)        (518)       (153)       (271)         (88)       (1,153)       (317)
                                  ----------  -----------  ----------  ----------   ----------   -----------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                 1,297,417    9,337,375     482,505   5,181,604      656,674    20,580,566   3,299,159
                                  ----------  -----------  ----------  ----------   ----------   -----------  ----------
Increase (decrease) in net assets  1,350,495   10,028,084     379,801   4,782,858      649,503    20,262,333   3,354,077
Net assets at beginning of period     85,279    2,590,965   1,298,904   1,102,657      520,946     6,950,276   2,272,248
                                  ----------  -----------  ----------  ----------   ----------   -----------  ----------
Net assets at end of period       $1,435,774  $12,619,049  $1,678,705  $5,885,515   $1,170,449   $27,212,609  $5,626,325
                                  ==========  ===========  ==========  ==========   ==========   ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                         84,157      144,548      27,651     112,631       35,088       293,813      97,198
   Units redeemed                       (470)     (15,873)     (6,975)     (9,186)      (3,965)      (41,490)     (7,128)
   Units transferred                  82,790      498,368      17,470     364,985       73,370     1,129,257     214,042
                                  ----------  -----------  ----------  ----------   ----------   -----------  ----------
Increase (decrease) in units
   outstanding                       166,477      627,043      38,146     468,430      104,493     1,381,580     304,112
Beginning units                       11,279      191,065     112,385     101,291       87,358       450,753     215,249
                                  ----------  -----------  ----------  ----------   ----------   -----------  ----------
Ending units                         177,756      818,108     150,531     569,721      191,851     1,832,333     519,361
                                  ==========  ===========  ==========  ==========   ==========   ===========  ==========

                 See accompanying notes to financial statements.


                                       34



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                  (Continued)

                                                                 MFS
                                  International   Marsico   Massachusetts                                          Small &
                                    Growth and    Focused     Investors     MFS Total     Mid-Cap       Real       Mid Cap
                                      Income      Growth        Trust        Return       Growth       Estate       Value
                                    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio   Portfolio    Portfolio
                                     (Class 3)   (Class 3)    (Class 3)     (Class 3)    (Class 3)   (Class 3)    (Class 3)
                                  ------------- ----------  ------------- ------------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)    $    75,327  $  (24,391)   $    274    $  1,171,967  $   (9,692) $    22,710  $   (51,211)
   Net realized gains (losses)       1,573,213     152,876       1,282       3,684,068      26,042      651,357      540,805
   Change in net unrealized
      appreciation (depreciation)
      of investments                (2,538,728)    (47,959)     (2,575)     (8,743,445)      4,015   (1,515,080)  (1,505,612)
                                   -----------  ----------    --------    ------------  ----------  -----------  -----------
   Increase (decrease) in net
      assets from operations          (890,188)     80,526      (1,019)     (3,887,410)     20,365     (841,013)  (1,016,018)
                                   -----------  ----------    --------    ------------  ----------  -----------  -----------
From capital transactions:
      Net proceeds from units
         sold                        4,520,250     241,490     188,854      14,571,746     310,369      922,215    1,388,283
      Cost of units redeemed          (453,525)   (117,416)     (1,314)     (3,617,797)    (57,198)    (219,628)    (390,376)
      Net transfers                 13,079,521     977,920     162,359      66,402,210     447,808    2,557,363    4,051,079
      Contract maintenance charge         (998)       (325)        (25)         (7,829)       (198)        (628)      (1,506)
                                   -----------  ----------    --------    ------------  ----------  -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                  17,145,248   1,101,669     349,874      77,348,330     700,781    3,259,322    5,047,480
                                   -----------  ----------    --------    ------------  ----------  -----------  -----------
Increase (decrease) in net assets   16,255,060   1,182,195     348,855      73,460,920     721,146    2,418,309    4,031,462
Net assets at beginning of period    6,879,058   2,138,576     174,212      45,763,499     857,521    4,083,352   10,425,086
                                   -----------  ----------    --------    ------------  ----------  -----------  -----------
Net assets at end of period        $23,134,118  $3,320,771    $523,067    $119,224,419  $1,578,667  $ 6,501,661  $14,456,548
                                   ===========  ==========    ========    ============  ==========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          284,727      22,232      16,237         885,477      32,051       26,438      128,653
   Units redeemed                      (29,010)    (10,283)       (114)       (223,893)     (6,038)      (6,603)     (36,944)
   Units transferred                   822,288      90,109      13,794       4,062,077      47,182       73,461      362,190
                                   -----------  ----------    --------    ------------  ----------  -----------  -----------
Increase (decrease) in units
   outstanding                       1,078,005     102,058      29,917       4,723,661      73,195       93,296      453,899
Beginning units                        423,527     203,598      15,110       2,743,739      90,634      102,154      908,556
                                   -----------  ----------    --------    ------------  ----------  -----------  -----------
Ending units                         1,501,532     305,656      45,027       7,467,400     163,829      195,450    1,362,455
                                   ===========  ==========    ========    ============  ==========  ===========  ===========

                 See accompanying notes to financial statements.


                                       35


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                     Small                            Worldwide
                                    Company                 Telecom     High                    Growth and    Strategic
                                     Value     Technology   Utility    Income      Comstock       Income       Growth
                                   Portfolio    Portfolio  Portfolio  Portfolio    Portfolio     Portfolio    Portfolio
                                   (Class 3)    (Class 3)  (Class 3)  (Class 3)   (Class II)    (Class II)   (Class II)
                                  -----------  ---------- ---------- ----------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   (76,456)  $ (1,692)  $  1,887  $  117,232  $  3,522,122  $  2,277,273  $  (68,501)
   Net realized gains (losses)         63,777     (5,695)       742       1,750    18,197,226    11,756,073     362,602
   Change in net unrealized
      appreciation (depreciation)
      of investments               (1,183,090)   (25,894)    16,145     (69,091)  (67,136,697)  (39,533,503)    257,939
                                  -----------   --------   --------  ----------  ------------  ------------  ----------
   Increase (decrease) in net
      assets from operations       (1,195,769)   (33,281)    18,774      49,891   (45,417,349)  (25,500,157)    552,040
                                  -----------   --------   --------  ----------  ------------  ------------  ----------
From capital transactions:
      Net proceeds from units
         sold                       2,885,781    154,634    236,196     171,201    16,883,274    16,196,315     250,139
      Cost of units redeemed         (219,424)   (15,923)    (8,111)    (69,259)  (22,801,015)  (17,560,402)   (654,449)
      Net transfers                10,578,515    215,121    452,353   1,234,452    58,995,996    61,528,663     141,205
      Contract maintenance charge        (586)       (71)       (56)       (225)      (10,142)       (9,807)       (283)
                                  -----------   --------   --------  ----------  ------------  ------------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                 13,244,286    353,761    680,382   1,336,169    53,068,113    60,154,769    (263,388)
                                  -----------   --------   --------  ----------  ------------  ------------  ----------
Increase (decrease) in net assets  12,048,517    320,480    699,156   1,386,060     7,650,764    34,654,612     288,652
Net assets at beginning of period   3,367,814     39,385     32,370   1,559,010   304,736,859   257,912,123   9,424,612
                                  -----------   --------   --------  ----------  ------------  ------------  ----------
Net assets at end of period       $15,416,331   $359,865   $731,526  $2,945,070  $312,387,623  $292,566,735  $9,713,264
                                  ===========   ========   ========  ==========  ============  ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                         286,578     63,542     19,465      11,253     1,143,465       986,845      23,349
   Units redeemed                     (23,486)    (5,898)      (683)     (4,530)   (1,581,980)   (1,085,466)    (59,634)
   Units transferred                1,088,097     75,858     37,273      80,781     4,053,016     3,781,878      13,867
                                  -----------   --------   --------  ----------  ------------  ------------  ----------
Increase (decrease) in units
   outstanding                      1,351,189    133,502     56,055      87,504     3,614,501     3,683,257     (22,418)
Beginning units                       314,883     16,146      2,799     102,373    19,886,050    15,346,236     900,337
                                  -----------   --------   --------  ----------  ------------  ------------  ----------
Ending units                        1,666,072    149,648     58,854     189,877    23,500,551    19,029,493     877,919
                                  ===========   ========   ========  ==========  ============  ============  ==========

                 See accompanying notes to financial statements.


                                       36



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                     Growth
                                       and         Mid Cap        Asset
                                      Income        Value      Allocation      Global        Growth     Growth-Income
                                    Portfolio     Portfolio       Fund       Growth Fund      Fund           Fund
                                   (Class VC)    (Class VC)    (Class 2)      (Class 2)    (Class 2)      (Class 2)
                                  ------------  ------------  ------------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $    933,989  $   (642,812) $  4,980,478  $  6,003,355  $   (238,177) $  3,818,596
   Net realized gains (losses)      18,584,777    22,204,164    14,150,712    19,159,028    27,925,336    23,626,900
   Change in net unrealized
      appreciation (depreciation)
      of investments               (35,158,441)  (49,405,398)  (32,007,368)  (19,468,597)  (28,334,779)  (58,177,051)
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from operations       (15,639,675)  (27,844,046)  (12,876,178)    5,693,786      (647,620)  (30,731,555)
                                  ------------  ------------  ------------  ------------  ------------  ------------
From capital transactions:
      Net proceeds from units
         sold                        8,834,702     7,621,514    25,538,640    25,817,815    20,613,104    37,206,255
      Cost of units redeemed       (15,647,800)  (11,231,761)  (25,306,032)  (20,404,459)  (21,419,812)  (36,786,328)
      Net transfers                 23,804,383    14,632,660    99,838,448    69,847,247    34,993,360    91,646,082
      Contract maintenance charge       (5,706)       (1,817)      (10,186)      (12,717)       (8,000)      (16,589)
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from capital
      transactions                  16,985,579    11,020,596   100,060,870    75,247,886    34,178,652    92,049,420
                                  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets    1,345,904   (16,823,450)   87,184,692    80,941,672    33,531,032    61,317,865
Net assets at beginning of period  219,759,130   165,297,895   315,024,276   293,600,783   286,621,960   502,013,296
                                  ------------  ------------  ------------  ------------  ------------  ------------
Net assets at end of period       $221,105,034  $148,474,445  $402,208,968  $374,542,455  $320,152,992  $563,331,161
                                  ============  ============  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          610,530       472,965     1,463,392     1,050,271       903,844     1,896,410
   Units redeemed                   (1,090,339)     (717,493)   (1,465,102)     (833,138)     (945,300)   (1,894,003)
   Units transferred                 1,643,092       907,379     5,760,428     2,843,755     1,541,492     4,699,958
                                  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                       1,163,283       662,851     5,758,718     3,060,888     1,500,036     4,702,365
Beginning units                     14,981,110     9,734,214    18,214,301    12,313,486    13,104,310    25,584,037
                                  ------------  ------------  ------------  ------------  ------------  ------------
Ending units                        16,144,393    10,397,065    23,973,019    15,374,374    14,604,346    30,286,402
                                  ============  ============  ============  ============  ============  ============

                 See accompanying notes to financial statements.


                                       37



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (Continued)

                                                  Franklin Templeton VIP
                                  Franklin Income     Founding Funds
                                  Securities Fund     Allocation Fun
                                   (Class 2) (1)       (Class 2) (1)
                                  --------------- ----------------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)      $    (300)         $    (503)
   Net realized gains (losses)              (5)                 5
   Change in net unrealized
      appreciation (depreciation)
      of investments                    15,236             18,643
                                     ---------          ---------
      Increase (decrease) in net
         assets from operations         14,931             18,145
                                     ---------          ---------
From capital transactions:
      Net proceeds from units
         sold                          347,845            253,730
      Cost of units redeemed              (142)            (1,335)
      Net transfers                    285,338            558,551
      Contract maintenance charge            0                  0
                                     ---------          ---------
   Increase (decrease) in net
      assets from capital
      transactions                     633,041            810,946
                                     ---------          ---------
Increase (decrease) in net assets      647,972            829,091
Net assets at beginning of period            0                  0
                                     ---------          ---------
Net assets at end of period          $ 647,972          $ 829,091
                                     =========          =========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           35,235             26,209
   Units redeemed                          (14)              (137)
   Units transferred                    28,781             57,086
                                     ---------          ---------
Increase (decrease) in units
   outstanding                          64,002             83,158
Beginning units                              0                  0
                                     ---------          ---------
Ending units                            64,002             83,158
                                     =========          =========

(1)  For the period from February 4, 2008 (inception) to April 30, 2008

                 See accompanying notes to financial statements.


                                       38



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007

                                                              Government                                              Government
                                      Asset       Capital         and                       Asset        Capital         and
                                   Allocation  Appreciation  Quality Bond     Growth      Allocation   Appreciation  Quality Bond
                                    Portfolio    Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                    (Class 1)    (Class 1)     (Class 1)    (Class 1)   (Class 3) (1) (Class 3) (1) (Class 3) (1)
                                  ------------ ------------  ------------  -----------  ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)   $   364,044  $   (998,011) $  2,347,861  $  (263,333)  $    5,692    $  (149,450)  $    64,368
   Net realized gains (losses)        325,089       838,094        31,733    7,335,224        1,043         18,656           710
   Change in net unrealized
      appreciation (depreciation)
      of investments                1,121,330    12,531,390     2,300,344    2,890,404       80,533      3,445,320       393,095
                                  -----------  ------------  ------------  -----------   ----------    -----------   -----------
   Increase (decrease) in net
      assets from operations        1,810,463    12,371,473     4,679,938    9,962,295       87,268      3,314,526       458,173
                                  -----------  ------------  ------------  -----------   ----------    -----------   -----------
From capital transactions:
      Net proceeds from units
         sold                         635,945     2,372,499       748,259      881,779      449,925     14,735,479     7,520,287
      Cost of units redeemed       (3,018,210)  (11,426,267)  (10,444,656)    -7856562      (21,698)      (431,716)     (302,006)
                                                                           -----------
      Net transfers                 1,220,388    10,308,869     9,788,228    4,797,512      973,135     28,294,484    20,754,420
      Contract maintenance charge           0             0             0            0            0            (23)          (29)
                                  -----------  ------------  ------------  -----------   ----------    -----------   -----------
   Increase (decrease) in net
      assets from capital
      transactions                 (1,161,877)    1,255,101        91,831   (2,177,271)   1,401,362     42,598,224    27,972,672
                                  -----------  ------------  ------------  -----------   ----------    -----------   -----------
Increase (decrease) in net assets     648,586    13,626,574     4,771,769    7,785,024    1,488,630     45,912,750    28,430,845
Net assets at beginning of period  17,818,596   122,002,595    83,089,300   79,074,823            0              0             0
                                  -----------  ------------  ------------  -----------   ----------    -----------   -----------
Net assets at end of period       $18,467,182  $135,629,169  $ 87,861,069  $86,859,847   $1,488,630    $45,912,750   $28,430,845
                                  ===========  ============  ============  ===========   ==========    ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          28,909       145,485        52,098       58,352       33,816      1,078,175       553,154
   Units redeemed                    (135,722)     (631,965)     (681,601)    (480,252)      (1,582)       (30,381)      (21,927)
   Units transferred                   73,177       822,574       730,738      430,993       71,202      2,037,458     1,512,815
                                  -----------  ------------  ------------  -----------   ----------    -----------   -----------
Increase (decrease) in units
   outstanding                        (33,636)      336,094       101,235        9,093      103,436      3,085,252     2,044,042
Beginning units                       949,755     7,778,119     5,852,159    5,763,643            0              0             0
                                  -----------  ------------  ------------  -----------   ----------    -----------   -----------
Ending units                          916,119     8,114,213     5,953,394    5,772,736      103,436      3,085,252     2,044,042
                                  ===========  ============  ============  ===========   ==========    ===========   ===========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.


                                       39



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                   Natural     Aggressive    Alliance                  Blue Chip    Capital
                                      Growth      Resources      Growth       Growth       Balanced     Growth      Growth
                                    Portfolio     Portfolio    Portfolio     Portfolio    Portfolio    Portfolio   Portfolio
                                  (Class 3) (1) (Class 3) (1)  (Class 1)     (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                  ------------- ------------- -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)    $   (6,169)   $   (5,456)  $  (116,841) $   (530,108) $   561,777  $  (10,545) $  (11,821)
   Net realized gains (losses)         71,571        11,939      (469,888)   (5,584,431)  (1,334,157)     19,780      90,003
   Change in net unrealized
      appreciation (depreciation)
      of investments                  150,214       281,969     1,904,352     6,546,649    4,639,857     161,719     225,211
                                   ----------    ----------   -----------  ------------  -----------  ----------  ----------
   Increase (decrease) in net
      assets from operations          215,616       288,452     1,317,623       432,110    3,867,477     170,954     303,393
                                   ----------    ----------   -----------  ------------  -----------  ----------  ----------
From capital transactions:
      Net proceeds from units
         sold                         854,859       742,873       633,044       638,625      240,875     120,149      27,273
      Cost of units redeemed           (9,128)      (37,433)   (1,899,393)  (10,648,625)  (7,899,293)   (116,176)   (486,052)
      Net transfers                   864,564     1,527,336      (410,621)   (2,114,262)    (488,879)      7,489     420,349
      Contract maintenance charge           0             0             0             0            0           0           0
                                   ----------    ----------   -----------  ------------  -----------  ----------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                  1,710,295     2,232,776    (1,676,970)  (12,124,262)  (8,147,297)     11,462     (38,430)
                                   ----------    ----------   -----------  ------------  -----------  ----------  ----------
Increase (decrease) in net assets   1,925,911     2,521,228      (359,347)  (11,692,152)  (4,279,820)    182,416     264,963
Net assets at beginning of period           0             0    11,882,825    59,181,349   39,283,815   1,696,323   1,909,317
                                   ----------    ----------   -----------  ------------  -----------  ----------  ----------
Net assets at end of period        $1,925,911    $2,521,228   $11,523,478  $ 47,489,197  $35,003,995  $1,878,739  $2,174,280
                                   ==========    ==========   ===========  ============  ===========  ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          72,724        75,609        54,580        29,674       15,609      19,283       3,616
   Units redeemed                        (727)       (3,681)     (118,937)     (458,209)    (506,335)    (19,618)    (58,956)
   Units transferred                   71,503       154,486       (28,800)      (94,974)     (29,939)      1,587      53,828
                                   ----------    ----------   -----------  ------------  -----------  ----------  ----------
Increase (decrease) in units
   outstanding                        143,500       226,414       (93,157)     (523,509)    (520,665)      1,252      (1,512)
Beginning units                             0             0       779,379     2,713,134    2,737,772     288,625     248,835
                                   ----------    ----------   -----------  ------------  -----------  ----------  ----------
Ending units                          143,500       226,414       686,222     2,189,625    2,217,107     289,877     247,323
                                   ==========    ==========   ===========  ============  ===========  ==========  ==========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.


                                       40



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                      Cash       Corporate   Davis Venture   "Dogs" of     Emerging      Equity       Equity
                                   Management       Bond         Value      Wall Street    Markets       Income       Index
                                    Portfolio    Portfolio     Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                    (Class 1)    (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                  ------------  -----------  -------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $    327,012  $ 2,906,799  $     70,654   $    64,825  $   (22,190) $    91,214  $    80,346
   Net realized gains (losses)         260,992       79,875     2,182,206       283,395    3,627,160    1,274,659      198,855
   Change in net unrealized
      appreciation (depreciation)
      of investments                   222,631    3,248,796    16,549,321       449,010   (1,420,377)  (1,030,943)   2,867,605
                                  ------------  -----------  ------------   -----------  -----------  -----------  -----------
   Increase (decrease) in net
      assets from operations           810,635    6,235,470    18,802,181       797,230    2,184,593      334,930    3,146,806
                                  ------------  -----------  ------------   -----------  -----------  -----------  -----------
From capital transactions:
      Net proceeds from units
         sold                          453,162      840,736     2,010,234        45,125      212,692       31,845      253,946
      Cost of units redeemed       (12,971,985)  (7,046,015)  (13,485,396)   (1,173,887)  (1,633,765)    (974,075)  (6,846,990)
      Net transfers                 16,429,416   12,967,688    13,906,194       180,205     (387,199)  (4,891,895)    (501,906)
      Contract maintenance charge            0            0             0             0            0            0            0
                                  ------------  -----------  ------------   -----------  -----------  -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                   3,910,593    6,762,409     2,431,032      (948,557)  (1,808,272)  (5,834,125)  (7,094,950)
                                  ------------  -----------  ------------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets    4,721,228   12,997,879    21,233,213      (151,327)     376,321   (5,499,195)  (3,948,144)
Net assets at beginning of period   19,153,946   75,119,224   127,172,101     5,417,029   15,776,403    5,499,195   29,704,711
                                  ------------  -----------  ------------   -----------  -----------  -----------  -----------
Net assets at end of period       $ 23,875,174  $88,117,103  $148,405,314   $ 5,265,702  $16,152,724  $        --  $25,756,567
                                  ============  ===========  ============   ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           39,103       57,243       100,033         3,415       11,034        2,445       25,019
   Units redeemed                   (1,087,364)    (467,494)     (702,518)      (92,610)     (85,503)     (75,512)    (689,119)
   Units transferred                 1,390,916      904,766       746,434        12,866      (33,963)    (354,429)     (50,757)
                                  ------------  -----------  ------------   -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                         342,655      494,515       143,949       (76,329)    (108,432)    (427,496)    (714,857)
Beginning units                      1,566,098    5,268,308     7,926,993       449,685      814,147      427,496    3,059,876
                                  ------------  -----------  ------------   -----------  -----------  -----------  -----------
Ending units                         1,908,753    5,762,823     8,070,942       373,356      705,715            0    2,345,019
                                  ============  ===========  ============   ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.


                                       41


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                     Equity      Fundamental   Global        Global       Growth-      Growth       High-Yield
                                  Opportunities    Growth       Bond       Equities        Income    Opportunities    Bond
                                    Portfolio     Portfolio   Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                                    (Class 1)     (Class 1)   (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                  ------------- ------------ ------------ ------------ ------------- ------------- -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   153,624   $  (263,420) $   953,426  $   (25,969) $   (190,678) $    (9,020)  $ 1,291,255
   Net realized gains (losses)        722,442    (1,906,657)     228,698      (96,802)     (810,480)      11,917        77,889
   Change in net unrealized
      appreciation (depreciation)
      of investments                1,659,557     3,144,258     (830,874)   1,944,374     4,818,208      (15,841)      684,727
                                  ------------- ------------ ------------ ------------ ------------- ------------- -----------
   Increase (decrease) in net
      assets from operations        2,535,623       974,181      351,250    1,821,603     3,817,050      (12,944)    2,053,871
                                  ------------- ------------ ------------ ------------ ------------- ------------- -----------
From capital transactions:
      Net proceeds from units
         sold                         216,678       196,231      242,432      409,109       490,358       17,601       298,947
      Cost of units redeemed       (2,430,775)   (4,114,384)  (1,449,529)  (1,812,605)   (9,065,798)    (115,646)   (2,357,649)
      Net transfers                   263,356    (1,026,905)   2,063,514      835,787      (884,269)      92,198     3,500,531
      Contract maintenance charge           0            0            0            0             0            0             0
                                  ------------- ------------ ------------ ------------ ------------- ------------- -----------
   Increase (decrease) in net
      assets from capital
         transactions              (1,950,741)   (4,945,058)     856,417     (567,709)   (9,459,709)      (5,847)    1,441,829
                                  ------------- ------------ ------------ ------------ ------------- ------------- -----------
Increase (decrease) in net assets     584,882    (3,970,877)   1,207,667    1,253,894    (5,642,659)     (18,791)    3,495,700
Net assets at beginning of period  21,804,571    28,011,037   10,985,195   11,363,594    51,800,247    1,104,632    17,292,845
                                  ------------- ------------ ------------ ------------ ------------- ------------- -----------
Net assets at end of period       $22,389,453   $24,040,160  $12,192,862  $12,617,488  $ 46,157,588  $ 1,085,841   $20,788,545
                                  ============= ============ ============ ============ ============= ============= ===========
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                         15,288       13,877       17,081       25,511        23,418        3,177        17,149
     Units redeemed                   (165,504)    (285,833)     (91,462)    (101,162)     (353,532)     (20,997)     (143,399)
     Units transferred                  30,040     (109,785)     155,783       69,966        (6,212)      16,127       232,232
                                  ------------- ------------ ------------ ------------ ------------- ------------- -----------
Increase (decrease) in units
   outstanding                        (120,176)    (381,741)      81,402       (5,685)     (336,326)      (1,693)      105,982
Beginning units                      1,671,136    2,549,419      737,348      703,263     2,508,957      183,198     1,158,420
                                  ------------- ------------ ------------ ------------ ------------- ------------- -----------
Ending units                         1,550,960    2,167,678      818,750      697,578     2,172,631      181,505     1,264,402
                                  ============= ============ ============ ============ ============= ============= ===========

                 See accompanying notes to financial statements.


                                       42



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                  (Continued)

                                  International International       MFS            MFS
                                   Diversified    Growth and   Massachusetts      Total       Mid-Cap       Real     Small Company
                                    Equities       Income     Investors Trust    Return       Growth       Estate       Value
                                    Portfolio     Portfolio      Portfolio      Portfolio    Portfolio    Portfolio    Portfolio
                                    (Class 1)     (Class 1)      (Class 1)      (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                  ------------- ------------- --------------- ------------- ----------- ------------ -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)    $   (55,639)  $    82,499     $   (11,013) $  2,522,493  $  (34,304) $    46,525  $ (120,847)
   Net realized gains (losses)         370,655     1,123,327          94,832     6,077,606    (118,777)   2,919,119   1,287,503
   Change in net unrealized
      appreciation (depreciation)
         of investments              1,001,698     3,700,360         670,736    11,236,772     236,677    1,407,196    (541,705)
                                  ------------- ------------- --------------- ------------- ----------- ------------ -------------
   Increase (decrease) in net
      assets from operations         1,316,714     4,906,186         754,555    19,836,871      83,596    4,372,840     624,951
                                  ------------- ------------- --------------- ------------- ----------- ------------ -------------
From capital transactions:
      Net proceeds from units
         sold                          238,744       751,145          65,480     1,622,975      61,081      687,786     390,400
      Cost of units redeemed        (1,245,398)   (2,418,854)       (643,305)  (10,797,557)   (297,422)  (2,503,910) (1,727,603)
      Net transfers                  1,410,678     5,951,935       (257,996)    16,831,589     (32,351)   2,864,769     190,326
      Contract maintenance charge            0             0               0             0           0            0           0
                                  ------------- ------------- --------------- ------------- ----------- ------------ -------------
   Increase (decrease) in net
      assets from capital
         transactions                  404,024     4,284,226       (835,821)     7,657,007    (268,692)   1,048,645  (1,146,877)
                                  ------------- ------------- --------------- ------------- ----------- ------------ -------------
Increase (decrease) in net assets    1,720,738     9,190,412        (81,266)    27,493,878    (185,096)   5,421,485    (521,926)
Net assets at beginning of period    8,378,646    24,427,654       6,711,198   150,133,917   4,286,330   16,598,621  10,450,373
                                  ------------- ------------- --------------- ------------- ----------- ------------ -------------
Net assets at end of period        $10,099,384   $33,618,066     $ 6,629,932  $177,627,795  $4,101,234  $22,020,106  $9,928,447
                                  ============= ============= =============== ============= =========== ============ =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                         20,135        46,493           6,208       106,542       7,006       20,806      14,339
     Units redeemed                   (100,142)     (147,197)        (62,215)     (696,332)    (33,829)     (77,437)    (64,643)
     Units transferred                 142,959       407,372         (23,597)    1,129,976      (3,170)      84,188       6,750
                                  ------------- ------------- --------------- ------------- ----------- ------------ -------------
Increase (decrease) in units
   outstanding                          62,952       306,668         (79,604)      540,186     (29,993)      27,557     (43,554)
Beginning units                        749,276     1,624,150         651,510    10,086,264     462,785      561,998     384,470
                                  ------------- ------------- --------------- ------------- ----------- ------------ -------------
Ending units                           812,228     1,930,818         571,906    10,626,450     432,792      589,555     340,916
                                  ============= ============= =============== ============= =========== ============ =============

                See accompanying notes to financial statements.


                                       43



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                               Telecom    Worldwide   Aggressive     Alliance                   Blue Chip
                                  Technology   Utility   High Income     Growth       Growth       Balanced       Growth
                                   Portfolio  Portfolio   Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                  (Class 1)   (Class 1)   (Class 1)  (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1)
                                  ---------- ----------- ----------- ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $ (3,156)  $   73,657  $  445,291      $ (1,242) $   (41,308)      $  6,828      $ (1,202)
   Net realized gains (losses)      (3,112)    (113,393)    (15,468)        1,767          (41)         2,205        6,568
   Change in net unrealized
      appreciation (depreciation)
         of investments              7,517      854,947     224,857        36,460      685,894         47,574        18,308
                                  ---------- ----------- ----------- ------------- ------------- ------------- -------------
   Increase (decrease) in net
      assets from operations         1,249      815,211     654,680        36,985      644,545         56,607        23,674
                                  ---------- ----------- ----------- ------------- ------------- ------------- -------------
From capital transactions:
         Net proceeds from units
            sold                       249       33,958     200,950        53,907    3,019,915        446,564        66,019
         Cost of units redeemed    (30,528)    (677,717)   (735,080)       (6,257)    (136,603)        (3,693)         (281)
         Net transfers             (20,147)     332,959     525,078       237,305    9,563,056        239,179       114,647
         Contract maintenance
            charge                       0            0           0             0           (9)             0             0
                                  ---------- ----------- ----------- ------------- ------------- ------------- -------------
   Increase (decrease) in net
      assets from capital
         transactions              (50,426)    (310,800)     (9,052)      284,955   12,446,359        682,050       180,385
                                  ---------- ----------- ----------- ------------- ------------- ------------- -------------
Increase (decrease) in net assets  (49,177)     504,411     645,628       321,940   13,090,904        738,657       204,059
Net assets at beginning of period  409,580    3,055,430   6,610,256             0            0              0             0
                                  ---------- ----------- ----------- ------------- ------------- ------------- -------------
Net assets at end of period       $ 360,403  $3,559,841  $7,255,884      $321,940  $13,090,904       $738,657      $204,059
                                  ========== =========== =========== ============= ============= ============= =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          113        2,497      13,455         5,178      376,713         48,082        11,719
   Units redeemed                  (13,328)     (47,428)    (44,824)         (574)     (16,629)          (378)          (47)
   Units transferred                (9,320)      26,503      35,342        22,596    1,180,103         25,048        19,860
                                  ---------- ----------- ----------- ------------- ------------- ------------- -------------
Increase (decrease) in units
   outstanding                     (22,535)     (18,428)      3,973        27,200    1,540,187         72,752        31,532
Beginning units                    170,038      247,300     437,925             0            0              0             0
                                  ---------- ----------- ----------- ------------- ------------- ------------- -------------
Ending units                       147,503      228,872     441,898        27,200    1,540,187         72,752        31,532
                                  ========== =========== =========== ============= ============= ============= =============

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.


                                       44


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                     Capital         Cash       Corporate   Davis Venture   "Dogs" of     Emerging        Equity
                                      Growth      Management      Bond          Value      Wall Street     Markets    Opportunities
                                    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                  (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1)
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)     $ (3,014)    $    5,865    $   271,457   $   (46,459)    $    331    $   (2,629)    $    424
   Net realized gains (losses)           911         10,916            539            (4)       1,169        74,080        2,413
   Change in net unrealized
      appreciation (depreciation)
      of investments                  77,035         33,313        769,239     2,728,887        9,230       175,443       31,000
                                    --------     ----------    -----------   -----------     --------    ----------     --------
   Increase (decrease) in net
      assets from operations          74,932         50,094      1,041,235     2,682,424       10,730       246,894       33,837
                                    --------     ----------    -----------   -----------     --------    ----------     --------
From capital transactions:
      Net proceeds from units
         sold                        631,484      2,420,021     10,297,668    11,325,659       64,369       343,180      182,810
      Cost of units redeemed          (2,544)      (263,992)      (766,707)     (278,150)        (959)       (8,396)     (11,709)
      Net transfers                  274,796        378,986     30,679,895    24,429,767      170,252     1,448,627      394,385
      Contract maintenance charge          0              0            (37)          (20)           0             0            0
                                    --------     ----------    -----------   -----------     --------    ----------     --------
   Increase (decrease) in net
      assets from capital
      transactions                   903,736      2,535,015     40,210,819    35,477,256      233,662     1,783,411      565,486
                                    --------     ----------    -----------   -----------     --------    ----------     --------
Increase (decrease) in net assets    978,668      2,585,109     41,252,054    38,159,680      244,392     2,030,305      599,323
Net assets at beginning of period          0              0              0             0            0             0            0
                                    --------     ----------    -----------   -----------     --------    ----------     --------
Net assets at end of period         $978,668     $2,585,109    $41,252,054   $38,159,680     $244,392    $2,030,305     $599,323
                                    ========     ==========    ===========   ===========     ========    ==========     ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                         78,521        211,803        705,814       753,031        4,392        15,782       14,544
   Units redeemed                       (304)       (22,852)       (51,666)      (17,923)         (62)         (356)        (961)
   Units transferred                  33,437         32,950      2,082,892     1,599,890       11,076        62,751       30,809
                                    --------     ----------    -----------   -----------     --------    ----------     --------
Increase (decrease) in units
   outstanding                       111,654        221,901      2,737,040     2,334,998       15,406        78,177       44,392
Beginning units                            0              0              0             0            0             0            0
                                    --------     ----------    -----------   -----------     --------    ----------     --------
Ending units                         111,654        221,901      2,737,040     2,334,998       15,406        78,177       44,392
                                    ========     ==========    ===========   ===========     ========    ==========     ========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.


                                       45



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                     Foreign     Fundamental      Global        Global       Growth-       Growth       High-Yield
                                      Value         Growth         Bond        Equities       Income    Opportunities      Bond
                                    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                  (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1)
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $    (15,554)    $  (332)    $   49,925    $   (1,799)   $   (1,798)    $ (2,072)    $   90,951
   Net realized gains (losses)          50,201       2,848         11,319         4,838         2,935          268            740
   Change in net unrealized
      appreciation (depreciation)
      of investments                 1,808,900       3,404        (14,059)      112,873        52,672       37,715        153,925
                                  ------------     -------     ----------    ----------    ----------     --------     ----------
   Increase (decrease) in net
      assets from operations         1,843,547       5,920         47,185       115,912        53,809       35,911        245,616
                                  ------------     -------     ----------    ----------    ----------     --------     ----------
From capital transactions:
      Net proceeds from units
         sold                        5,845,336      14,931        938,164       461,806       483,242       74,682      2,002,509
      Cost of units redeemed          (152,207)       (269)       (20,378)       (6,676)       (7,082)      (2,261)       (85,596)
      Net transfers                  9,690,414      64,697      1,625,994       727,862       572,688      412,614      4,787,747
      Contract maintenance charge           (2)          0              0             0             0            0              0
                                  ------------     -------     ----------    ----------    ----------     --------     ----------
   Increase (decrease) in net
      assets from capital
      transactions                  15,383,541      79,359      2,543,780     1,182,992     1,048,848      485,035      6,704,660
                                  ------------     -------     ----------    ----------    ----------     --------     ----------
Increase (decrease) in net assets   17,227,088      85,279      2,590,965     1,298,904     1,102,657      520,946      6,950,276
Net assets at beginning of period            0           0              0             0             0            0              0
                                  ------------     -------     ----------    ----------    ----------     --------     ----------
Net assets at end of period       $ 17,227,088     $85,279     $2,590,965    $1,298,904    $1,102,657     $520,946     $6,950,276
                                  ============     =======     ==========    ==========    ==========     ========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          540,496       2,098         70,481        43,638        46,289       13,654        136,313
   Units redeemed                      (13,447)        (36)        (1,518)         (621)         (667)        (398)        (5,692)
   Units transferred                   885,188       9,217        122,102        69,368        55,669       74,102        320,132
                                  ------------     -------     ----------    ----------    ----------     --------     ----------
Increase (decrease) in units
   outstanding                       1,412,237      11,279        191,065       112,385       101,291       87,358        450,753
Beginning units                              0           0              0             0             0            0              0
                                  ------------     -------     ----------    ----------    ----------     --------     ----------
Ending units                         1,412,237      11,279        191,065       112,385       101,291       87,358        450,753
                                  ============     =======     ==========    ==========    ==========     ========     ==========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.


                                       46



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                                                 MFS
                                  International International    Marsico    Massachusetts      MFS
                                   Diversified    Growth and     Focused      Investors       Total        Mid-Cap         Real
                                     Equities       Income        Growth        Trust         Return       Growth         Estate
                                    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                  (Class 3) (1)   (Class 3)   (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1) (Class 3) (1)
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)    $   (5,776)   $   (3,308)   $   (8,428)    $   (428)    $    92,438    $ (3,696)    $   (2,921)
   Net realized gains (losses)            144        23,090        48,627           17         364,007         119         87,294
   Change in net unrealized
      appreciation (depreciation)
      of investments                  237,212       630,362        62,315       11,405       2,088,734      76,012        147,725
                                   ----------    ----------    ----------     --------     -----------    --------     ----------
   Increase (decrease) in net
      assets from operations          231,580       650,144       102,514       10,994       2,545,179      72,435        232,098
                                   ----------    ----------    ----------     --------     -----------    --------     ----------
From capital transactions:
      Net proceeds from units
         sold                         743,020     2,122,882       891,002      123,512      11,363,305     290,536      1,017,013
      Cost of units redeemed           (7,204)      (27,316)      (40,888)         (40)       (486,095)     (5,038)       (21,943)
      Net transfers                 1,304,852     4,133,348     1,185,948       39,746      32,341,143     499,588      2,856,184
      Contract maintenance charge           0             0             0            0             (33)          0              0
                                   ----------    ----------    ----------     --------     -----------    --------     ----------
   Increase (decrease) in net
      assets from capital
      transactions                  2,040,668     6,228,914     2,036,062      163,218      43,218,320     785,086      3,851,254
                                   ----------    ----------    ----------     --------     -----------    --------     ----------
Increase (decrease) in net assets   2,272,248     6,879,058     2,138,576      174,212      45,763,499     857,521      4,083,352
Net assets at beginning of period           0             0             0            0               0           0              0
                                   ----------    ----------    ----------     --------     -----------    --------     ----------
Net assets at end of period        $2,272,248    $6,879,058    $2,138,576     $174,212     $45,763,499    $857,521     $4,083,352
                                   ==========    ==========    ==========     ========     ===========    ========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          80,432       147,089        90,058       11,441         728,861      33,733         27,738
   Units redeemed                        (736)       (1,805)       (3,823)          (4)        (30,258)       (555)          (562)
   Units transferred                  135,553       278,243       117,363        3,673       2,045,136      57,456         74,978
                                   ----------    ----------    ----------     --------     -----------    --------     ----------
Increase (decrease) in units
   outstanding                        215,249       423,527       203,598       15,110       2,743,739      90,634        102,154
Beginning units                             0             0             0            0               0           0              0
                                   ----------    ----------    ----------     --------     -----------    --------     ----------
Ending units                          215,249       423,527       203,598       15,110       2,743,739      90,634        102,154
                                   ==========    ==========    ==========     ========     ===========    ========     ==========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.


                                       47


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                  Small
                                  Small & Mid    Company               Telecom   Worldwide
                                   Cap Value      Value    Technology  Utility  High Income                Strategic
                                   Portfolio    Portfolio   Portfolio Portfolio  Portfolio    Comstock      Growth
                                   (Class 3)    (Class 3)   (Class 3) (Class 3)  (Class 3)    Portfolio    Portfolio
                                      (1)          (1)         (1)       (2)        (1)      (Class II)   (Class II)
                                  -----------  ----------  ---------- --------- ----------- ------------  ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $   (32,374) $   (9,175)  $  (130)   $     6  $   17,484  $  1,018,627  $  (79,762)

   Net realized gains (losses)        165,574      45,373       222         (1)        186     8,802,075     206,778
   Change in net unrealized
      appreciation (depreciation)
      of investments                  948,837     136,414     1,426        173      46,183    26,501,979      (1,378)
                                  -----------  ----------   -------    -------  ----------  ------------  ----------
   Increase (decrease) in net
      assets from operations        1,082,037     172,612     1,518        178      63,853    36,322,681     125,638
                                  -----------  ----------   -------    -------  ----------  ------------  ----------
From capital transactions:
      Net proceeds from units
         sold                       2,633,857   1,010,629    20,774      9,331     536,608    19,752,998     352,687
      Cost of units redeemed          (77,980)     (9,200)     (535)         0      (8,284)  (15,318,223)   (592,732)
      Net transfers                 6,787,172   2,193,773    17,628     22,861     966,833    57,414,925     234,781
      Contract maintenance charge           0           0         0          0           0           (28)          0
                                  -----------  ----------   -------    -------  ----------  ------------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                  9,343,049   3,195,202    37,867     32,192   1,495,157    61,849,672      (5,264)
                                  -----------  ----------   -------    -------  ----------  ------------  ----------
Increase (decrease) in net assets  10,425,086   3,367,814    39,385     32,370   1,559,010    98,172,353     120,374
Net assets at beginning of period           0           0         0          0           0   206,564,506   9,304,238
                                  -----------  ----------   -------    -------  ----------  ------------  ----------
Net assets at end of period       $10,425,086  $3,367,814   $39,385    $32,370  $1,559,010  $304,736,859  $9,424,612
                                  ===========  ==========   =======    =======  ==========  ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                         259,557      99,271     8,657        806      36,897     1,398,460      35,534
   Units redeemed                      (7,262)       (894)     (224)         0        (562)   (1,087,917)    (60,516)
   Units transferred                  656,261     216,506     7,713      1,993      66,038     4,098,504      27,629
                                  -----------  ----------   -------    -------  ----------  ------------  ----------
Increase (decrease) in units
   outstanding                        908,556     314,883    16,146      2,799     102,373     4,409,047       2,647
Beginning units                             0           0         0          0           0    15,477,003     897,690
                                  -----------  ----------   -------    -------  ----------  ------------  ----------
Ending units                          908,556     314,883    16,146      2,799     102,373    19,886,050     900,337
                                  ===========  ==========   =======    =======  ==========  ============  ==========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

(2)  For the period from August 28, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.


                                       48



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                   Growth and    Growth and      Mid Cap        Asset        Global                      Growth-
                                     Income        Income         Value      Allocation      Growth        Growth        Income
                                    Portfolio     Portfolio     Portfolio       Fund          Fund          Fund          Fund
                                   (Class II)    (Class VC)    (Class VC)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)   $  1,560,165  $    747,606  $   (524,992) $  3,398,976  $   (360,813) $   (174,668) $  2,756,365

   Net realized gains (losses)      10,008,380     7,286,098    12,010,189     4,253,373     1,506,970     3,516,596    10,846,870
   Change in net unrealized
      appreciation (depreciation)
      of investments                19,106,946    13,310,118    12,866,367    19,747,096    36,001,567    20,619,808    42,080,770
                                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from operations        30,675,491    21,343,822    24,351,564    27,399,445    37,147,724    23,961,736    55,684,005
                                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
From capital transactions:
      Net proceeds from units
         sold                       18,354,469    13,628,992     5,325,337    20,303,345    25,212,026    18,451,296    35,884,249
      Cost of units redeemed       (13,776,062)  (11,283,425)   (9,456,035)  (16,682,086)  (11,698,154)  (14,751,359)  (24,681,905)
      Net transfers                 60,348,773    37,931,320    14,107,913    63,724,851    72,198,401    46,706,938    91,684,359
      Contract maintenance charge          (27)           (6)            0           (31)          (33)          (16)          (39)
                                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from capital
      transactions                  64,927,153    40,276,881     9,977,215    67,346,079    85,712,240    50,406,859   102,886,664
                                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets   95,602,644    61,620,703    34,328,779    94,745,524   122,859,964    74,368,595   158,570,669
Net assets at beginning of period  162,309,479   158,138,427   130,969,116   220,278,752   170,740,819   212,253,365   343,442,627
                                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net assets at end of period       $257,912,123  $219,759,130  $165,297,895  $315,024,276  $293,600,783  $286,621,960  $502,013,296
                                  ============  ============  ============  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                        1,198,919       991,146       342,175     1,257,363     1,177,061       912,432     1,977,033
   Units redeemed                     (899,910)     (822,325)     (632,593)   (1,038,384)     (546,025)     (730,987)   (1,364,117)
   Units transferred                 3,964,579     2,791,110       970,850     3,958,935     3,399,211     2,340,459     5,097,017
                                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                       4,263,588     2,959,931       680,432     4,177,914     4,030,247     2,521,904     5,709,933
Beginning units                     11,082,648    12,021,179     9,053,782    14,036,387     8,283,239    10,582,406    19,874,104
                                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Ending units                        15,346,236    14,981,110     9,734,214    18,214,301    12,313,486    13,104,310    25,584,037
                                  ============  ============  ============  ============  ============  ============  ============

                 See accompanying notes to financial statements.


                                       49


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     Polaris Plus, Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum Series.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of seventy-eight variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following:
     (1) the nine currently available Class 1 and Class 3 investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) the fifty-eight currently available Class 1 and Class 3 investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"), (3) the three currently available Class II investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"), (4) the two currently available Class VC investment portfolios of Lord Abbett Series Fund, Inc. ("Lord Abbett Fund"), or (5) the four currently available Class 2 investment portfolios of American Fund Insurance Series ("American Series"), (6) the two currently available Class 2 investment portfolios of Franklin Templeton Variable Insurance Products Trust ("Franklin Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the American Series, the Class II shares in the Van Kampen Trust, the Class 2 shares in the Franklin Trust and the Class 3 shares in the Anchor Trust and the SunAmerica Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund are not subject to 12b-1 fees.

     The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Lord Abbett Fund, the Franklin Trust and the American Series (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in


                                       50



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies.

     Participants may elect to have payments allocated to the guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

     Prior to May 1, 2007, the Equity Opportunities Portfolio was formerly named Federated American Leaders Portfolio, the Marsico Focused Growth Portfolio was formerly named Marsico Growth Portfolio, the Mid-Cap Growth Portfolio was formerly named MFS Mid-Cap Growth Portfolio, the Balanced Portfolio was formerly named SunAmerica Balanced Portfolio, the Capital Growth Portfolio was formerly named Goldman Sachs Research Portfolio, and the Fundamental Growth Portfolio was formerly named Putnam Growth: Voyager Portfolio.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     Effective May 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning May 1, 2007, with no impact on the total increase (decrease) in net assets from operations. Since records of purchases and sales of investments are not readily available for prior periods, it is impracticable to determine the prior periods reclassification between realized gains and losses and unrealized appreciation and depreciation of investments.


                                       51



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the

     Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

     Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

     RECENT ACCOUNTING STANDARDS: In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (the "Statement"). This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Separate Account will adopt this guidance effective May 1, 2008. The Separate Account's adoption of this guidance is not expected to have a material effect on the Separate Account's financial position and results of operations.


                                       52



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: The Polaris Plus and Polaris II A-Class Platinum Series contracts provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 6% for the Polaris Plus product and 0.50% for the Polaris II A-Class Platinum Series product, of any amount withdrawn that exceed the free withdrawal amount and are recorded as a redemption in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris II Asset Manager and Polaris II A-Class contracts.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge for Polaris II A-Class Platinum is charged $35 per contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded in the accompanying Statement of Changes in Net Assets. There are no contract maintenance charges under the Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class contracts.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account annual charges are recorded as a charge in the Statement of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, is as follows:
     Polaris Plus, 0.85% or 1.25%, Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum Series, 0.85% or 1.10%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.


                                       53



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. There are no transfer fees under the Polaris Plus contracts.

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

     MARKETLOCK AND MARKETLOCK FOR LIFE PLUS FEE: The optional MarketLock and MarketLock for Life Plus features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris II A-Class Platinum Series. The annual fee for MarketLock is 0.50% of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     The MarketLock for Life Plus feature is offered in Polaris II A-Class Platinum Series. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as a redemption in the Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     SALES CHARGE: For the Polaris II A-Class and the Polaris II A-Class Platinum Series products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount, and is paid to the Company. The


                                       54



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     net proceeds from units sold are recorded in the accompanying Statement of Changes in Net Assets.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit. Premium taxes are recorded as redemptions in the Statement of Changes in Net Assets.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2008 consist of the following:

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)               $  2,784,609     $ 3,190,169
Capital Appreciation Portfolio (Class 1)             19,064,159      19,724,642
Government and Quality Bond Portfolio (Class 1)      12,871,161      10,420,980
Growth Portfolio (Class 1)                           11,013,887      13,567,452
Asset Allocation Portfolio (Class 3)                  2,693,427         245,961
Capital Appreciation Portfolio (Class 3)             70,345,322       1,350,470
Government and Quality Bond Portfolio (Class 3)      26,122,468         570,004
Growth Portfolio (Class 3)                            2,485,479         204,159
Natural Resources Portfolio (Class 3)                 6,193,745         855,633

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)              $    679,691     $ 2,379,026
Alliance Growth Portfolio (Class 1)                     415,134      10,056,422
Balanced Portfolio (Class 1)                          1,390,148       6,311,118
Blue Chip Growth Portfolio (Class 1)                    289,928         554,711
Capital Growth Portfolio (Class 1)                      394,272         645,973


                                       55



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
SUNAMERICA TRUST (continued):
Cash Management Portfolio (Class 1)                $ 42,624,355     $33,979,849
Corporate Bond Portfolio (Class 1)                   11,813,183       7,027,901
Davis Venture Value Portfolio (Class 1)               8,819,837      20,812,896
"Dogs" of Wall Street Portfolio (Class 1)               679,518       1,280,065
Emerging Markets Portfolio (Class 1)                  9,729,989       7,473,417
Equity Index Portfolio (Class 1)                        484,129       5,451,819
Equity Opportunities Portfolio (Class 1)              2,860,810       3,109,082
Fundamental Growth Portfolio (Class 1)                  296,993       4,512,141
Global Bond Portfolio (Class 1)                      10,048,202       3,303,347
Global Equities Portfolio (Class 1)                   1,600,183       3,232,926
Growth-Income Portfolio (Class 1)                     3,715,308       9,684,458
Growth Opportunities Portfolio (Class 1)                667,044         687,180
High-Yield Bond Portfolio (Class 1)                   3,439,254       4,496,545
International Diversified Equities Portfolio
   (Class 1)                                          2,661,542       2,295,555
International Growth & Income Portfolio
   (Class 1)                                          9,719,907       5,769,165
MFS Massachusetts Investors Trust Portfolio
   (Class 1)                                            175,202       1,075,934
MFS Total Return Portfolio (Class 1)                 16,438,665      14,603,270
Mid-Cap Growth Portfolio (Class 1)                      823,988         795,616
Real Estate Portfolio (Class 1)                       3,364,976       7,494,414
Small Company Value Portfolio (Class 1)                 236,701       2,718,815
Technology Portfolio (Class 1)                          427,273         310,374
Telecom Utility Portfolio (Class 1)                     989,474       1,105,136
Worldwide High Income Portfolio (Class 1)             1,569,670       1,390,395
Aggressive Growth Portfolio (Class 3)                   423,725         127,752
Alliance Growth Portfolio (Class 3)                   4,299,615         932,641
Balanced Portfolio (Class 3)                          1,227,897         373,111
Blue Chip Growth Portfolio (Class 3)                    619,156          84,733
Capital Growth Portfolio (Class 3)                    1,889,832          79,323
Cash Management Portfolio (Class 3)                  17,445,899       9,249,141
Corporate Bond Portfolio (Class 3)                   75,209,850         118,847
Davis Venture Value Portfolio (Class 3)              48,959,621         328,234
"Dogs" of Wall Street Portfolio (Class 3)               808,964         125,524
Emerging Markets Portfolio (Class 3)                  4,621,921         736,913
Equity Opportunities Portfolio (Class 3)                567,593          55,142
Foreign Value Portfolio (Class 3)                    24,125,758         561,587
Fundamental Growth Portfolio (Class 3)                1,296,405           1,486


                                       56



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
SUNAMERICA TRUST (continued):
Global Bond Portfolio (Class 3)                    $  9,590,695     $   268,964
Global Equities Portfolio (Class 3)                     993,696         507,867
Growth-Income Portfolio (Class 3)                     5,778,833         603,121
Growth Opportunities Portfolio (Class 3)                777,024         127,434
High-Yield Bond Portfolio (Class 3)                  21,751,173         168,999
International Diversified Equities Portfolio
   (Class 3)                                          3,930,980         594,112
International Growth & Income Portfolio
   (Class 3)                                         19,576,614         688,925
Marsico Focused Growth Portfolio (Class 3)            1,436,783         214,995
MFS Massachusetts Investors Trust Portfolio
   (Class 3)                                            384,700          34,552
MFS Total Return Portfolio (Class 3)                 82,259,828          55,286
Mid-Cap Growth Portfolio (Class 3)                      925,749         234,660
Real Estate Portfolio (Class 3)                       5,056,642         933,442
Small & Mid Cap Value Portfolio (Class 3)             6,105,620         546,551
Small Company Value Portfolio (Class 3)              13,643,815         364,499
Technology Portfolio (Class 3)                          497,861         145,792
Telecom Utility Portfolio (Class 3)                     777,755          95,486
Worldwide High Income Portfolio (Class 3)             1,670,204         216,803

VAN KAMPEN TRUST:
Comstock Portfolio (Class II)                      $102,377,907     $30,430,964
Growth and Income Portfolio (Class II)               93,219,169      21,682,887
Strategic Growth Portfolio (Class II)                 1,314,134       1,646,023

LORD ABBETT FUND:
Growth and Income Portfolio (Class VC)             $ 56,545,333     $22,760,374
Mid Cap Value Portfolio (Class VC)                   52,883,476      20,961,961

AMERICAN FUND INSURANCE SERIES:
Asset Allocation Fund (Class 2)                    $134,994,846     $19,050,222
Global Growth Fund (Class 2)                        118,170,293      24,484,680
Growth Fund (Class 2)                                85,876,879      31,662,898
Growth-Income Fund (Class 2)                        152,151,112      39,520,752


                                       57



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
FRANKLIN TRUST:
Franklin Income Securities Fund (Class 2)(1)       $    636,744     $     4,003
Franklin Templeton VIP Founding Funds
   Allocation Fund (Class 2)(1)                         813,210           2,767

(1)  For the period from February 4, 2008 (inception) to April 30, 2008

5.   SUBSEQUENT EVENTS

     Effective May 1, 2008, the Worldwide High Income Portfolio will be named Total Return Bond Portfolio and the Strategic Growth Portfolio will be named Capital Growth Portfolio.


                                       58


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended April 30, 2008, 2007, 2006, 2005 and 2004 follows:

                        At April 30                           For the Year Ended April 30
         -----------------------------------------  -----------------------------------------------
                     Unit Fair Value                 Expense Ratio  Investment      Total Return
                        Lowest to       Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)         ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------   -----------  --------------  ----------  -------------------
Asset Allocation Portfolio (Class 1)
   2008     869,404  15.39 to 26.90(4)  17,088,965  0.85% to 1.25%     2.88%        -0.32% to -0.30%(5)
   2007     916,119  15.44 to 26.98(4)  18,467,182  0.85% to 1.25%     3.16%        10.59% to 10.74%(5)
   2006     949,755  13.94 to 24.40(4)  17,818,596  0.85% to 1.25%     2.99%         9.93% to 10.37%(5)
   2005     971,032  11.78 to 22.20(4)  17,336,407  0.85% to 1.25%     2.73%          5.86% to 6.28%
   2004     999,662  11.08 to 20.97(4)  17,626,445  0.85% to 1.25%     3.34%        18.44% to 18.91%
Capital Appreciation Portfolio (Class 1)
   2008   7,277,987  16.25 to 50.97(4) 131,934,651  0.85% to 1.25%     0.34%          8.44% to 8.87%
   2007   8,114,213  14.92 to 47.00(4) 135,629,169  0.85% to 1.25%     0.14%          9.24% to 9.68%
   2006   7,778,119  13.61 to 43.03(4) 122,002,595  0.85% to 1.25%     0.27%        25.96% to 26.47%
   2005   6,202,015  10.76 to 34.16(4)  83,487,910  0.85% to 1.25%     0.00%          0.37% to 0.78%
   2004   4,540,534  10.68 to 34.03(4)  68,288,994  0.85% to 1.25%     0.00%        22.49% to 23.00%
Government and Quality Bond Portfolio (Class 1)
   2008   5,992,724  14.67 to 18.94(4)  92,173,031  0.85% to 1.25%     3.74%          4.76% to 5.18%
   2007   5,953,394  13.95 to 18.08(4)  87,861,069  0.85% to 1.25%     3.65%          5.23% to 5.65%
   2006   5,852,159  13.20 to 17.18(4)  83,089,300  0.85% to 1.25%     3.77%        -1.00% to -0.60%
   2005   5,005,538  13.28 to 17.35(4)  74,583,311  0.85% to 1.25%     4.64%          3.27% to 3.69%
   2004   4,538,622  12.81 to 16.80(4)  68,841,287  0.85% to 1.25%     4.04%         -0.18% to 0.22%
Growth Portfolio (Class 1)
   2008   4,982,926  13.21 to 36.50(4)  73,973,227  0.85% to 1.25%     0.73%        -2.18% to -1.79%
   2007   5,772,736  13.45 to 37.31(4)  86,859,847  0.85% to 1.25%     0.61%        11.97% to 12.41%
   2006   5,763,643  11.97 to 33.32(4)  79,074,823  0.85% to 1.25%     0.82%         17.64 to 18.11%
   2005   4,488,033  10.13 to 28.33(4)  56,478,498  0.85% to 1.25%     0.53%          5.42% to 5.85%
   2004   3,178,645   9.57 to 26.87(4)  43,263,936  0.85% to 1.25%     0.47%        24.05% to 24.56%
Asset Allocation Portfolio (Class 3)
   2008     265,948  14.11 to 14.37      3,820,926  0.85% to 1.10%     2.08%        -0.41% to -0.17%
   2007     103,436  14.17 to 14.39      1,488,630  0.85% to 1.10%     1.64%     10.61%(7) to 10.95%(7)
   2006          --              --             --             --        --                      --
   2005          --              --             --             --        --                      --
   2004          --              --             --             --        --                      --
Capital Appreciation Portfolio (Class 3)
   2008   6,845,459  15.86 to 16.17    110,634,862  0.85% to 1.10%     0.13%          8.33% to 8.60%
   2007   3,085,252  14.64 to 14.89     45,912,750  0.85% to 1.10%     0.00%       9.53%(7) to 9.82%(7)
   2006          --              --             --             --        --                      --
   2005          --              --             --             --        --                      --
   2004          --              --             --             --        --                      --
Government and Quality Bond Portfolio (Class 3)
   2008   3,775,931  14.34 to 14.60     55,105,056  0.85% to 1.10%     3.27%          4.66% to 4.92%
   2007   2,044,042  13.70 to 13.91     28,430,845  0.85% to 1.10%     1.30%       5.45%(7) to 5.71%(7)
   2006          --              --             --              --       --                      --
   2005          --              --             --              --       --                      --
   2004          --              --             --              --       --                      --


                                       59



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                           For the Year Ended April 30
         -----------------------------------------  -----------------------------------------------
                     Unit Fair Value                 Expense Ratio  Investment      Total Return
                        Lowest to       Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)         ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------   -----------  --------------  ----------  -------------------
Growth Portfolio (Class 3)
   2008     296,113  12.92 to 13.15      3,893,356  0.85% to 1.10%     0.43%        -2.21% to -2.04%
   2007     143,500  13.21 to 13.42      1,925,911  0.85% to 1.10%     0.24%    12.29% (7) to 12.64%(7)
   2006          --              --             --             --        --                      --
   2005          --              --             --             --        --                      --
   2004          --              --             --             --        --                      --
Natural Resources Portfolio (Class 3)
   2008     617,073  14.60 to 14.67      9,051,703  0.85% to 1.10%     0.69%        31.40% to 31.74%
   2007     226,414  11.11 to 11.14      2,521,228  0.85% to 1.10%     0.18%    11.12% (7) to 11.36%(7)
   2006          --              --             --             --        --                      --
   2005          --              --             --             --        --                      --
   2004          --              --             --             --        --                      --
Aggressive Growth Portfolio (Class 1)
   2008     584,193   9.64 to 15.86(4)   7,886,613  0.85% to 1.25%     0.64%      -19.13% to -18.80%
   2007     686,222  11.87 to 19.61(4)  11,523,478  0.85% to 1.25%     0.10%        12.60% to 13.05%
   2006     779,379  10.50 to 17.41(4)  11,882,825  0.85% to 1.25%     0.00%        22.91% to 23.40%
   2005     904,750   8.51 to 14.17(4)  11,620,263  0.85% to 1.25%     0.00%         9.63% to 10.06%(5)
   2004     983,125   7.73 to 12.92(4)  11,702,361  0.85% to 1.25%     0.00%        22.07% to 22.56%
Alliance Growth Portfolio (Class 1)
   2008   1,797,555   8.51 to 34.96(4)  38,382,318  0.85% to 1.25%     0.05%        -0.58% to -0.18%
   2007   2,189,625   8.53 to 35.16(4)  47,489,197  0.85% to 1.25%     0.13%          2.03% to 2.44%
   2006   2,713,134   8.32 to 34.46(4)  59,181,349  0.85% to 1.25%     0.38%        27.10% to 27.61%
   2005   3,450,927   6.52 to 27.12(4)  60,549,487  0.85% to 1.25%     0.33%          1.04% to 1.45%(5)
   2004   4,391,660   6.43 to 26.84(4)  75,292,292  0.85% to 1.25%     0.25%        11.80% to 12.25%
Balanced Portfolio (Class 1)
   2008   1,878,292   9.78 to 16.71(4)  28,239,635  0.85% to 1.25%     2.96%        -4.27% to -3.88%
   2007   2,217,107  10.18 to 17.45(4)  35,003,995  0.85% to 1.25%     2.76%        11.47% to 11.92%
   2006   2,737,772   9.10 to 15.66(4)  39,283,815  0.85% to 1.25%     2.52%          6.73% to 7.15%
   2005   3,519,306   8.49 to 14.67(4)  48,101,607  0.85% to 1.25%     1.56%          3.02% to 3.44%(5)
   2004   4,282,718   8.21 to 14.24(4)  57,607,133  0.85% to 1.25%     2.24%         9.90% to 10.35%
Blue Chip Growth Portfolio (Class 1)
   2008     248,749    6.36 to 6.48      1,608,902  0.85% to 1.10%     0.35%        -0.44% to -0.19%
   2007     289,877    6.39 to 6.49      1,878,739  0.85% to 1.10%     0.25%         9.97% to 10.25%
   2006     288,625    5.81 to 5.88      1,696,323  0.85% to 1.10%     0.56%        10.92% to 11.20%
   2005     268,342    5.24 to 5.29      1,418,582  0.85% to 1.10%     0.16%        -1.71% to -1.46%
   2004     201,429    5.33 to 5.37      1,080,772  0.85% to 1.10%     0.16%        16.36% to 16.65%
Capital Growth Portfolio (Class 1)
   2008     217,046    8.81 to 8.96      1,943,884  0.85% to 1.10%     1.18%          1.64% to 1.89%
   2007     247,323    8.66 to 8.80      2,174,280  0.85% to 1.10%     0.31%        14.30% to 14.58%
   2006     248,835    7.58 to 7.68      1,909,317  0.85% to 1.10%     0.45%        16.75% to 17.04%
   2005     178,277    6.49 to 6.56      1,168,750  0.85% to 1.10%     0.00%          1.68% to 1.93%
   2004     127,558    6.39 to 6.44        820,456  0.85% to 1.10%     0.00%        22.42% to 22.73%


                                       60



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                           For the Year Ended April 30
         -----------------------------------------  -----------------------------------------------
                     Unit Fair Value                 Expense Ratio  Investment      Total Return
                        Lowest to       Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)         ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------   -----------  --------------  ----------  -------------------
Cash Management Portfolio (Class 1)
   2008   2,585,728  11.98 to 14.16(4)  32,502,964  0.85% to 1.25%     3.25%          2.19% to 2.60%
   2007   1,908,753  11.68 to 13.86(4)  23,875,174  0.85% to 1.25%     2.55%          3.63% to 4.04%
   2006   1,566,098  11.23 to 13.37(4)  19,153,946  0.85% to 1.25%     0.86%          2.15% to 2.56%
   2005   1,660,970  10.94 to 13.09(4)  20,569,647  0.85% to 1.25%     0.77%          0.09% to 0.49%
   2004   1,634,270  10.89 to 13.08(4)  20,444,351  0.85% to 1.25%     2.09%        -0.69% to -0.29%
Corporate Bond Portfolio (Class 1)
   2008   5,908,285  15.65 to 19.34(4)  93,350,119  0.85% to 1.25%     3.89%          3.13% to 3.54%
   2007   5,762,823  15.12 to 18.75(4)  88,117,103  0.85% to 1.25%     4.34%          7.31% to 7.74%
   2006   5,268,308  14.03 to 17.48(4)  75,119,224  0.85% to 1.25%     4.39%          1.40% to 1.81%
   2005   3,499,746  13.78 to 17.23(4)  49,923,331  0.85% to 1.25%     4.75%          3.86% to 4.28%
   2004   1,994,520  13.21 to 16.59(4)  28,487,187  0.85% to 1.25%     5.35%          6.12% to 6.55%
Davis Venture Value Portfolio (Class 1)
   2008   7,123,996  15.81 to 40.10(4) 124,976,792  0.85% to 1.25%     0.92%        -3.92% to -3.54%
   2007   8,070,942  16.39 to 41.73(4) 148,405,314  0.85% to 1.25%     0.98%        13.90% to 14.35%
   2006   7,926,993  14.34 to 36.64(4) 127,172,101  0.85% to 1.25%     0.96%        16.03% to 16.50%
   2005   6,547,997  12.31 to 31.58(4)  94,709,800  0.85% to 1.25%     0.85%          8.59% to 9.02%(5)
   2004   5,513,260  11.29 to 29.08(4)  77,506,131  0.85% to 1.25%     0.77%        30.20% to 30.72%
"Dogs" of Wall Street Portfolio (Class 1)
   2008     303,915  12.75 to 14.89      3,993,931  0.85% to 1.25%     2.67%        -6.81% to -6.44%(5)
   2007     373,356  13.68 to 15.91      5,265,702  0.85% to 1.25%     2.40%        16.44% to 16.90%
   2006     449,685  11.75 to 13.61      5,417,029  0.85% to 1.25%     2.52%          5.77% to 6.19%
   2005     573,762  11.11 to 12.82      6,504,889  0.85% to 1.25%     2.44%          1.80% to 2.20%(5)
   2004     678,245  10.91 to 12.54      7,512,954  0.85% to 1.25%     2.52%        24.60% to 25.10%(5)
Emerging Markets Portfolio (Class 1)
   2008     687,305  25.64 to 31.53     19,068,073  0.85% to 1.25%     1.93%        20.50% to 20.98%
   2007     705,715  21.28 to 26.06     16,152,724  0.85% to 1.25%     0.95%        16.26% to 16.72%
   2006     814,147  18.30 to 22.33     15,776,403  0.85% to 1.25%     0.28%        63.38% to 64.03%
   2005     636,170  11.20 to 13.61      7,347,341  0.85% to 1.25%     1.01%        23.01% to 23.50%
   2004     767,783   9.11 to 11.02      7,158,565  0.85% to 1.25%     0.00%        49.25% to 49.84%
Equity Index Portfolio (Class 1)
   2008   1,882,083           10.29     19,373,157           1.25%     1.58%                  -6.28%
   2007   2,345,019           10.98     25,756,567           1.25%     1.56%                  13.14%
   2006   3,059,876            9.71     29,704,711           1.25%     1.60%                  13.47%
   2005   4,114,983            8.56     35,204,686           1.25%     1.10%                   4.45%
   2004   5,140,659            8.19     42,104,093           1.25%     1.01%                  20.56%
Equity Opportunities Portfolio (Class 1)
   2008   1,374,566  12.51 to 19.76(4)  18,231,057  0.85% to 1.25%     1.84%        -8.00% to -7.63%
   2007   1,550,960  13.55 to 21.47(4)  22,389,453  0.85% to 1.25%     1.63%        11.61% to 12.05%
   2006   1,671,136  12.09 to 19.24(4)  21,804,571  0.85% to 1.25%     1.55%        11.45% to 11.90%
   2005   1,522,266  10.81 to 17.26(4)  18,567,050  0.85% to 1.25%     1.42%          6.00% to 6.43%
   2004   1,306,284  10.15 to 16.29(4)  15,889,240  0.85% to 1.25%     1.43%        23.31% to 23.81%


                                       61



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                           For the Year Ended April 30
         -----------------------------------------  -----------------------------------------------
                     Unit Fair Value                 Expense Ratio  Investment      Total Return
                        Lowest to       Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)         ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------   -----------  --------------  ----------  -------------------
Fundamental Growth Portfolio (Class 1)
   2008   1,859,610   8.11 to 21.14(4)  21,612,238  0.85% to 1.25%     0.00%          6.59% to 7.02%
   2007   2,167,678   7.58 to 19.83(4)  24,040,160  0.85% to 1.25%     0.02%          4.32% to 4.74%
   2006   2,549,419   7.24 to 19.01(4)  28,011,037  0.85% to 1.25%     0.61%        15.98% to 16.45%
   2005   2,873,774   6.22 to 16.39(4)  29,214,010  0.85% to 1.25%     0.13%        -2.23% to -1.84%(5)
   2004   2,575,127   6.33 to 16.77(4)  31,102,195  0.85% to 1.25%     0.25%        15.09% to 15.56%
Global Bond Portfolio (Class 1)
   2008   1,270,133  15.51 to 21.16(4)  20,864,229  0.85% to 1.25%     0.49%        13.57% to 14.03%
   2007     818,750  13.60 to 18.63(4)  12,192,862  0.85% to 1.25%     9.13%          2.82% to 3.23%(5)
   2006     737,348  13.18 to 18.12(4)  10,985,195  0.85% to 1.25%     3.23%          2.47% to 2.88%(5)
   2005     632,442  12.81 to 17.68(4)   9,740,574  0.85% to 1.25%     0.00%          4.17% to 4.59%
   2004     577,668  12.25 to 16.98(4)   9,081,423  0.85% to 1.25%     0.00%          0.75% to 1.16%
Global Equities Portfolio (Class 1)
   2008     620,943  11.21 to 25.18(4)  10,592,395  0.85% to 1.25%     1.24%        -3.66% to -3.27%
   2007     697,578  11.59 to 26.14(4)  12,617,488  0.85% to 1.25%     0.89%        16.51% to 16.98%
   2006     703,263   9.91 to 22.43(4)  11,363,594  0.85% to 1.25%     0.26%        34.21% to 34.75%
   2005     731,337   7.35 to 16.71(4)   9,402,833  0.85% to 1.25%     0.32%          5.56% to 5.98%(5)
   2004     919,029   6.94 to 15.83(4)  11,020,629  0.85% to 1.25%     0.25%        20.36% to 20.84%
Growth-Income Portfolio (Class 1)
   2008   1,960,560  10.39 to 32.22(4)  38,263,550  0.85% to 1.25%     0.98%        -5.23% to -4.85%(5)
   2007   2,172,631  10.92 to 34.00(4)  46,157,588  0.85% to 1.25%     0.75%          8.88% to 9.32%(5)
   2006   2,508,957   9.99 to 31.22(4)  51,800,247  0.85% to 1.25%     0.56%        16.84% to 17.30%
   2005   3,029,829   8.51 to 26.72(4)  56,491,767  0.85% to 1.25%     0.72%          1.56% to 1.97%
   2004   3,720,474   8.35 to 26.31(4)  68,815,280  0.85% to 1.25%     0.93%        19.14% to 19.62%
Growth Opportunities Portfolio (Class 1)
   2008     175,626    6.13 to 6.38      1,077,783  0.85% to 1.10%     0.00%          2.41% to 2.67%
   2007     181,505    5.97 to 6.23      1,085,841  0.85% to 1.10%     0.00%        -0.92% to -0.68%
   2006     183,198    6.01 to 6.28      1,104,632  0.85% to 1.10%     0.00%        36.75% to 37.11%
   2005      65,458    4.38 to 4.60        287,334  0.85% to 1.10%     0.00%        -0.83% to -0.59%
   2004      58,482    4.41 to 4.63        258,640  0.85% to 1.10%     0.00%        20.89% to 21.23%
High-Yield Bond Portfolio (Class 1)
   2008   1,122,869  15.36 to 21.25(4)  17,677,184  0.85% to 1.25%     7.63%        -3.84% to -3.68%(5)
   2007   1,264,402  15.95 to 22.09(4)  20,788,545  0.85% to 1.25%     7.63%        10.90% to 11.06%(5)
   2006   1,158,420  14.36 to 19.92(4)  17,292,845  0.85% to 1.25%     9.75%        15.09% to 15.55%(5)
   2005   1,106,694  12.02 to 17.31(4)  14,737,078  0.85% to 1.25%     8.64%        12.08% to 12.53%(5)
   2004     974,758  10.68 to 15.44(4)  12,031,008  0.85% to 1.25%     6.43%        18.15% to 18.62%
International Diversified Equities Portfolio (Class 1)
   2008     842,165  16.41 to 17.55(4)  10,620,895  0.85% to 1.25%     2.09%          2.47% to 2.73%(5)
   2007     812,228  16.02 to 17.08(4)  10,099,384  0.85% to 1.25%     0.41%        15.00% to 15.42%(5)
   2006     749,276  13.93 to 14.80(4)   8,378,646  0.85% to 1.25%     1.44%        33.28% to 33.81%(5)
   2005     649,657  10.45 to 11.07(4)   5,681,049  0.85% to 1.25%     2.04%      7.55%(7) to 10.90%(5)
   2004     661,289    6.16 to 9.42(4)   5,345,355  0.85% to 1.25%     4.03%        32.11% to 32.64%


                                       62



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                           For the Year Ended April 30
         -----------------------------------------  -----------------------------------------------
                     Unit Fair Value                 Expense Ratio  Investment      Total Return
                        Lowest to       Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)         ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------   -----------  --------------  ----------  -------------------
International Growth & Income Portfolio (Class 1)
   2008   1,900,582  15.49 to 19.60(4)  31,204,073  0.85% to 1.25%     1.67%        -5.30% to -4.92%
   2007   1,930,818  16.29 to 20.69(4)  33,618,066  0.85% to 1.25%     1.26%        17.01% to 17.48%
   2006   1,624,150  13.87 to 17.68(4)  24,427,654  0.85% to 1.25%     0.81%        34.94% to 35.48%
   2005   1,461,032  10.24 to 13.10(4)  16,531,318  0.85% to 1.25%     1.18%        12.29% to 12.74%(5)
   2004   1,368,132   9.08 to 11.67(4)  13,930,099  0.85% to 1.25%     1.31%        36.02% to 36.57%
MFS Massachusetts Investors Trust Portfolio (Class 1)
   2008     492,672  11.49 to 11.70      5,753,833  0.85% to 1.10%     1.18%          0.51% to 0.77%
   2007     571,906  11.43 to 11.61      6,629,932  0.85% to 1.10%     0.70%        12.29% to 12.57%
   2006     651,510  10.18 to 10.31      6,711,198  0.85% to 1.10%     0.76%        16.12% to 16.41%
   2005     734,202    8.77 to 8.86      6,498,005  0.85% to 1.10%     0.81%          8.60% to 8.88%
   2004     896,493    8.07 to 8.14      7,288,167  0.85% to 1.10%     0.80%        15.30% to 15.59%
MFS Total Return Portfolio (Class 1)
   2008  10,055,681  15.77 to 16.06    161,294,974  0.85% to 1.10%     2.66%        -4.27% to -4.03%
   2007  10,626,450  16.47 to 16.73    177,627,795  0.85% to 1.10%     2.38%        12.03% to 12.31%
   2006  10,086,264  14.70 to 14.90    150,133,917  0.85% to 1.10%     2.06%          7.31% to 7.57%
   2005   6,985,249  13.70 to 13.85     96,653,891  0.85% to 1.10%     0.18%          7.58% to 7.85%
   2004   4,381,942  12.74 to 12.84     56,227,175  0.85% to 1.10%     4.00%        13.47% to 13.75%
Mid-Cap Growth Portfolio (Class 1)
   2008     441,212    9.52 to 9.69      4,268,355  0.85% to 1.10%     0.24%          1.85% to 2.10%
   2007     432,792    9.34 to 9.49      4,101,234  0.85% to 1.10%     0.00%          2.10% to 2.35%
   2006     462,785    9.15 to 9.27      4,286,330  0.85% to 1.10%     0.00%        21.60% to 21.90%
   2005     464,234    7.53 to 7.60      3,527,481  0.85% to 1.10%     0.00%        -3.17% to -2.93%
   2004     476,821    7.77 to 7.83      3,733,305  0.85% to 1.10%     0.00%        32.81% to 33.15%
Real Estate Portfolio (Class 1)
   2008     382,374  27.98 to 33.46     11,983,610  0.85% to 1.25%     1.55%      -16.91% to -16.58%
   2007     589,555  33.68 to 40.11     22,020,106  0.85% to 1.25%     1.24%        25.16% to 25.66%
   2006     561,998  26.91 to 31.92     16,598,621  0.85% to 1.25%     1.81%        29.08% to 29.59%
   2005     491,780  20.85 to 24.63     10,901,751  0.85% to 1.25%     2.52%        31.30% to 31.83%(5)
   2004     455,290  15.88 to 18.68      7,548,327  0.85% to 1.25%     2.34%        25.05% to 25.56%(5)
Small Company Value Portfolio (Class 1)
   2008     247,131  17.95 to 25.18      6,218,989  0.85% to 1.25%     0.00%      -13.59% to -13.23%
   2007     340,916  20.69 to 29.13      9,928,447  0.85% to 1.25%     0.01%          7.15% to 7.58%
   2006     384,470  19.23 to 27.19     10,450,373  0.85% to 1.25%     6.09%        32.88% to 33.41%
   2005     456,861  14.41 to 20.46      9,345,792  0.85% to 1.25%     0.00%        15.28% to 15.74%
   2004     495,118  12.45 to 17.75      8,786,020  0.85% to 1.25%     0.00%        34.71% to 35.25%
Technology Portfolio (Class 1)
   2008     177,656    2.38 to 2.42        429,037  0.85% to 1.10%     0.00%        -1.43% to -1.18%
   2007     147,503    2.41 to 2.45        360,403  0.85% to 1.10%     0.00%          1.20% to 1.45%
   2006     170,038    2.38 to 2.41        409,580  0.85% to 1.10%     0.00%        16.64% to 16.93%
   2005     140,711    2.04 to 2.06        289,994  0.85% to 1.10%     0.00%        -5.35% to -5.11%
   2004     121,974    2.16 to 2.17        264,982  0.85% to 1.10%     0.00%        19.47% to 19.77%


                                       63



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                           For the Year Ended April 30
         -----------------------------------------  -----------------------------------------------
                     Unit Fair Value                 Expense Ratio  Investment      Total Return
                        Lowest to       Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)         ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------   -----------  --------------  ----------  -------------------
Telecom Utility Portfolio (Class 1)
   2008     222,071  13.32 to 17.97(4)   3,621,268  0.85% to 1.25%     3.04%          7.31% to 7.53%(5)
   2007     228,872  12.39 to 16.75(4)   3,559,841  0.85% to 1.25%     3.49%        29.03% to 29.65%
   2006     247,300   9.56 to 12.98(4)   3,055,430  0.85% to 1.25%     4.30%        10.50% to 11.25%
   2005     320,859   8.08 to 11.75(4)   3,606,091  0.85% to 1.25%     4.90%        15.64% to 16.47%(5)
   2004     375,895   7.37 to 10.16(4)   3,674,204  0.85% to 1.25%     6.05%        14.63% to 15.08%(5)
Worldwide High Income Portfolio (Class 1)
   2008     431,252  15.60 to 22.97(4)   7,169,673  0.85% to 1.25%     6.45%          1.70% to 2.11%
   2007     441,898  15.28 to 22.59(4)   7,255,884  0.85% to 1.25%     7.41%          9.53% to 9.97%
   2006     437,925  13.89 to 20.62(4)   6,610,256  0.85% to 1.25%     7.77%        10.07% to 10.51%
   2005     353,167  12.57 to 18.74(4)   5,019,174  0.85% to 1.25%     6.07%          8.28% to 8.72%
   2004     260,053  11.56 to 17.30(4)   3,688,752  0.85% to 1.25%     7.56%         9.98% to 10.43%
Aggressive Growth Portfolio (Class 3)
   2008      54,796    9.45 to 9.59        525,484  0.85% to 1.10%     0.38%      -19.04% to -18.99%
   2007      27,200  11.67 to 11.84        321,940  0.85% to 1.10%     0.00%     13.05%(7) to 13.31%(7)
   2006          --              --             --             --        --                      --
   2005          --              --             --             --        --                      --
   2004          --              --             --             --        --                      --
Alliance Growth Portfolio (Class 3)
   2008   1,941,059    8.31 to 8.47     16,426,222  0.85% to 1.10%     0.00%        -0.68% to -0.43%
   2007   1,540,187    8.37 to 8.50     13,090,904  0.85% to 1.10%     0.00%       2.62%(7) to 2.89%(7)
   2006          --              --             --             --        --                      --
   2005          --              --             --             --        --                      --
   2004          --              --             --             --        --                      --
Balanced Portfolio (Class 3)
   2008     157,604    9.51 to 9.74      1,535,078  0.85% to 1.10%     2.44%        -4.61% to -4.07%
   2007      72,752   9.97 to 10.15        738,657  0.85% to 1.10%     2.46%     11.39%(7) to 11.95%(7)
   2006          --              --             --             --        --                      --
   2005          --              --             --             --        --                      --
   2004          --              --             --             --        --                      --
Blue Chip Growth Portfolio (Class 3)
   2008     114,836    6.31 to 6.44        739,922  0.85% to 1.10%     0.09%        -0.82% to -0.44%
   2007      31,532    6.36 to 6.47        204,059  0.85% to 1.10%     0.01%      9.90%(7) to 10.38%(7)
   2006          --              --             --             --        --                      --
   2005          --              --             --             --        --                      --
   2004          --              --             --             --        --                      --
Capital Growth Portfolio (Class 3)
   2008     315,718    8.75 to 8.92      2,814,010  0.85% to 1.10%     0.80%          1.39% to 1.65%
   2007     111,654    8.63 to 8.77        978,668  0.85% to 1.10%     0.07%     14.37%(7) to 14.75%(7)
   2006          --              --             --             --        --                      --
   2005          --              --             --             --        --                      --
   2004          --              --             --             --        --                      --


                                       64


                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                            For the Year Ended April 30
         ----------------------------------------  -----------------------------------------------
                     Unit Fair Value                Expense Ratio  Investment     Total Return
                        Lowest to      Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)        ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------  -----------  --------------  ----------  -------------------
Cash Management Portfolio (Class 3)
   2008     903,247   11.66 to 11.92   10,769,286  0.85% to 1.10%     2.74%          1.90% to 2.34%
   2007     221,901   11.45 to 11.65    2,585,109  0.85% to 1.10%     1.18%       3.06%(7) to 3.78%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Corporate Bond Portfolio (Class 3)
   2008   7,546,558   15.29 to 15.57  117,474,094  0.85% to 1.10%     3.28%          3.02% to 3.28%
   2007   2,737,040   14.84 to 15.08   41,252,054  0.85% to 1.10%     2.33%       7.41%(7) to 7.69%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Davis Venture Value Portfolio (Class 3)
   2008   5,189,859   15.44 to 15.73   81,616,529  0.85% to 1.10%     0.65%        -4.02% to -3.78%
   2007   2,334,998   16.09 to 16.35   38,159,680  0.85% to 1.10%     0.47%     14.21%(7) to 14.51%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
"Dogs" of Wall Street Portfolio (Class 3)
   2008      58,757   14.55 to 14.81      869,654  0.85% to 1.10%     1.87%        -6.91% to -6.68%
   2007      15,406   15.63 to 15.87      244,392  0.85% to 1.10%     1.08%     16.65%(7) to 17.21%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Emerging Markets Portfolio (Class 3)
   2008     187,242   30.86 to 31.36    5,869,661  0.85% to 1.10%     1.52%        20.38% to 20.68%
   2007      78,177   25.63 to 25.99    2,030,305  0.85% to 1.10%     0.43%     15.89%(7) to 16.18%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Equity Opportunities Portfolio (Class 3)
   2008      77,706   12.23 to 12.45      966,485  0.85% to 1.10%     1.48%        -8.09% to -7.86%
   2007      44,392   13.31 to 13.51      599,323  0.85% to 1.10%     0.91%     11.80%(7) to 12.09%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Foreign Value Portfolio (Class 3)
   2008   3,247,960   11.87 to 11.93   38,732,779  0.85% to 1.10%     1.64%        -2.48% to -2.24%
   2007   1,412,237   12.17 to 12.20   17,227,088  0.85% to 1.10%     0.51%     21.70%(7) to 21.99%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --


                                       65



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                        At April 30                            For the Year Ended April 30
         ----------------------------------------  -----------------------------------------------
                     Unit Fair Value                Expense Ratio  Investment     Total Return
                        Lowest to      Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)        ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------  -----------  --------------  ----------  -------------------
Fundamental Growth Portfolio (Class 3)
   2008     177,756     7.89 to 8.08    1,435,774  0.85% to 1.10%     0.00%          6.18% to 6.83%
   2007      11,279     7.43 to 7.56       85,279  0.85% to 1.10%     0.00%       4.81%(7) to 5.26%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Global Bond Portfolio (Class 3)
   2008     818,108   15.16 to 15.43   12,619,049  0.85% to 1.10%     0.24%        13.46% to 13.74%
   2007     191,065   13.36 to 13.57    2,590,965  0.85% to 1.10%     5.37%       2.58%(7) to 2.83%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Global Equities Portfolio (Class 3)
   2008     150,531   10.95 to 11.15    1,678,705  0.85% to 1.10%     1.03%        -3.74% to -3.51%
   2007     112,385   11.38 to 11.56    1,298,904  0.85% to 1.10%     0.40%     16.27%(7) to 16.66%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Growth-Income Portfolio (Class 3)
   2008     569,721   10.10 to 10.33    5,885,515  0.85% to 1.10%     0.66%        -5.37% to -5.08%
   2007     101,291   10.67 to 10.89    1,102,657  0.85% to 1.10%     0.21%       8.52%(7) to 9.30%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Growth Opportunities Portfolio (Class 3)
   2008     191,851     6.10 to 6.34    1,170,449  0.85% to 1.10%     0.00%          2.16% to 2.42%
   2007      87,358     5.95 to 6.21      520,946  0.85% to 1.10%     0.00%     -0.96%(7) to -0.64%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
High-Yield Bond Portfolio (Class 3)
   2008   1,832,333   14.61 to 14.86   27,212,609  0.85% to 1.10%     6.49%        -3.93% to -3.69%
   2007     450,753   15.20 to 15.42    6,950,276  0.85% to 1.10%     4.12%     10.71%(7) to 10.99%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
International Diversified Equities Portfolio (Class 3)
   2008     519,361   10.65 to 10.84    5,626,325  0.85% to 1.10%     1.75%          2.37% to 2.62%
   2007     215,249   10.40 to 10.56    2,272,248  0.85% to 1.10%     0.16%     14.62%(7) to 14.92%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --


                                       66



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                        At April 30                            For the Year Ended April 30
         ----------------------------------------  -----------------------------------------------
                     Unit Fair Value                Expense Ratio  Investment     Total Return
                        Lowest to      Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)        ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------  -----------  --------------  ----------  -------------------
International Growth & Income Portfolio (Class 3)
   2008   1,501,532   15.14 to 15.41   23,134,118  0.85% to 1.10%     1.28%        -5.39% to -5.16%
   2007     423,527   16.01 to 16.25    6,879,058  0.85% to 1.10%     0.63%     16.72%(7) to 17.01%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Marsico Focused Growth Portfolio (Class 3)
   2008     305,656   10.81 to 10.87    3,320,771  0.85% to 1.10%     0.00%          3.19% to 3.44%
   2007     203,598   10.48 to 10.51    2,138,576  0.85% to 1.10%     0.00%       4.80%(7) to 5.06%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
MFS Massachusetts Investors Trust Portfolio (Class 3)
   2008      45,027   11.29 to 11.63      523,067  0.85% to 1.10%     0.90%          0.24% to 0.51%
   2007      15,110   11.26 to 11.57      174,212  0.85% to 1.10%     0.21%     12.58%(7) to 12.91%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
MFS Total Return Portfolio (Class 3)
   2008   7,467,400   15.68 to 15.97  119,224,419  0.85% to 1.10%     2.18%        -4.52% to -4.28%
   2007   2,743,739   16.43 to 16.69   45,763,499  0.85% to 1.10%     1.25%     12.13%(7) to 12.42%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Mid-Cap Growth Portfolio (Class 3)
   2008     163,829     9.47 to 9.64    1,578,667  0.85% to 1.10%     0.03%          1.59% to 1.85%
   2007      90,634     9.32 to 9.46      857,521  0.85% to 1.10%     0.00%       2.69%(7) to 2.94%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Real Estate Portfolio (Class 3)
   2008     195,450   32.68 to 33.27    6,501,661  0.85% to 1.10%     1.26%      -17.00% to -16.79%
   2007     102,154   39.37 to 39.99    4,083,352  0.85% to 1.10%     0.58%     26.23%(7) to 26.59%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --
Small & Mid Cap Value Portfolio (Class 3)
   2008   1,362,455   10.56 to 10.61   14,456,548  0.85% to 1.10%     0.44%        -7.76% to -7.52%
   2007     908,556   11.44 to 11.47   10,425,086  0.85% to 1.10%     0.05%     14.45%(7) to 14.75%(7)
   2006          --               --           --             --        --                      --
   2005          --               --           --             --        --                      --
   2004          --               --           --             --        --                      --


                                       67



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                            For the Year Ended April 30
         ----------------------------------------  -----------------------------------------------
                     Unit Fair Value                Expense Ratio  Investment     Total Return
                        Lowest to      Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)        ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------  -----------  --------------  ----------  -------------------
Small Company Value Portfolio (Class 3)
   2008   1,666,072     9.21 to 9.25   15,416,331  0.85% to 1.10%     0.00%      -13.70% to -13.48%
   2007     314,883   10.67 to 10.70    3,367,814  0.85% to 1.10%     0.00%       6.69%(7) to 6.96%(7)
   2006          --               --           --              --        --                     --
   2005          --               --           --              --        --                     --
   2004          --               --           --              --        --                     --
Technology Portfolio (Class 3)
   2008     149,648     2.36 to 2.40      359,865  0.85% to 1.10%     0.00%        -1.83% to -1.43%
   2007      16,146     2.40 to 2.44       39,385  0.85% to 1.10%     0.00%       1.36%(7) to 1.72%(7)
   2006          --               --           --              --        --                     --
   2005          --               --           --              --        --                     --
   2004          --               --           --              --        --                     --
Telecom Utility Portfolio (Class 3)
   2008      58,854   12.23 to 12.44      731,526  0.85% to 1.10%     1.42%          7.16% to 7.50%
   2007       2,799   11.41 to 11.57       32,370  0.85% to 1.10%     0.48%     21.19%(8) to 21.26%(8)
   2006          --               --           --              --        --                     --
   2005          --               --           --              --        --                     --
   2004          --               --           --              --        --                     --
Worldwide High Income Portfolio (Class 3)
   2008     189,877   15.25 to 15.52    2,945,070  0.85% to 1.10%     5.88%          1.60% to 1.85%
   2007     102,373   15.01 to 15.23    1,559,010  0.85% to 1.10%     3.60%    9.42%(7) to 9.69%(7)
   2006          --               --           --              --        --                     --
   2005          --               --           --              --        --                     --
   2004          --               --           --              --        --                     --
Comstock Portfolio (Class II)
   2008  23,500,551   13.09 to 13.30  312,387,623  0.85% to 1.10%     1.97%      -13.48% to -13.26%
   2007  19,886,050   15.13 to 15.34  304,736,859  0.85% to 1.10%     1.25%        14.53% to 14.82%(5)
   2006  15,477,003   13.21 to 13.36  206,564,506  0.85% to 1.10%     1.49%        11.07% to 11.35%
   2005  10,329,777   11.89 to 12.00  123,820,013  0.85% to 1.10%     1.21%        10.80% to 11.08%
   2004   4,972,603   10.73 to 10.80   53,666,882  0.85% to 1.10%     1.13%        28.12% to 28.44%
Growth and Income Portfolio (Class II)
   2008  19,029,493   15.12 to 15.39  292,566,735  0.85% to 1.10%     1.67%        -8.76% to -8.53%
   2007  15,346,236   16.57 to 16.82  257,912,123  0.85% to 1.10%     1.60%        14.46% to 14.75%(5)
   2006  11,082,648   14.47 to 14.66  162,309,479  0.85% to 1.10%     1.16%        15.84% to 16.13%
   2005   7,005,529   12.49 to 12.62   88,359,318  0.85% to 1.10%     1.12%        11.56% to 11.84%
   2004   3,280,374   11.20 to 11.29   36,998,962  0.85% to 1.10%     1.11%        24.39% to 24.70%
Strategic Growth Portfolio (Class II)
   2008     877,919   10.94 to 11.08    9,713,264  0.85% to 1.10%     0.16%          5.44% to 5.71%
   2007     900,337   10.37 to 10.48    9,424,612  0.85% to 1.10%     0.00%          0.76% to 1.01%(5)
   2006     897,690   10.29 to 10.37    9,304,238  0.85% to 1.10%     0.00%        20.26% to 20.56%
   2005     820,359     8.56 to 8.60    7,054,221  0.85% to 1.10%     0.01%          0.80% to 1.05%
   2004     644,101     8.49 to 8.51    5,481,963  0.85% to 1.10%     0.00%        15.82% to 16.11%


                                       68



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                        At April 30                            For the Year Ended April 30
         ----------------------------------------  -----------------------------------------------
                     Unit Fair Value                Expense Ratio  Investment     Total Return
                        Lowest to      Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)        ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------  -----------  --------------  ----------  -------------------
Growth and Income Portfolio (Class VC)
   2008  16,144,393   13.50 to 13.71  221,105,034  0.85% to 1.10%     1.28%        -6.87% to -6.63%
   2007  14,981,110   14.50 to 14.68  219,759,130  0.85% to 1.10%     1.25%        11.24% to 11.52%(5)
   2006  12,021,179   13.03 to 13.16  158,138,427  0.85% to 1.10%     0.99%        15.44% to 15.73%
   2005   8,950,812   11.29 to 11.37  101,751,623  0.85% to 1.10%     0.90%          6.50% to 6.76%
   2004   4,562,992   10.60 to 10.65   48,589,564  0.85% to 1.10%     0.65%        24.13% to 24.44%
Mid Cap Value Portfolio (Class VC)
   2008  10,397,065   14.08 to 14.29  148,474,445  0.85% to 1.10%     0.46%      -16.11% to -15.90%
   2007   9,734,214   16.78 to 16.99  165,297,895  0.85% to 1.10%     0.49%        17.11% to 17.40%(5)
   2006   9,053,782   14.33 to 14.48  130,969,116  0.85% to 1.10%     0.45%        17.07% to 17.36%
   2005   5,757,573   12.24 to 12.33   70,971,529  0.85% to 1.10%     0.31%        10.71% to 10.99%
   2004   2,598,873   11.06 to 11.11   28,866,718  0.85% to 1.10%     0.50%        32.32% to 32.65%
Asset Allocation Fund (Class 2)
   2008  23,973,019   16.57 to 16.79  402,208,968  0.85% to 1.10%     2.19%        -3.24% to -3.00%
   2007  18,214,301   17.12 to 17.31  315,024,276  0.85% to 1.10%     2.14%         9.94% to 10.21%(5)
   2006  14,036,387   15.57 to 15.70  220,278,752  0.85% to 1.10%     2.12%        18.81% to 19.11%
   2005  10,281,648   13.11 to 13.18  135,479,401  0.85% to 1.10%     1.95%          5.72% to 5.99%
   2004   4,799,401   12.40 to 12.44   59,677,489  0.85% to 1.10%     2.07%        15.28% to 15.56%
Global Growth Fund (Class 2)
   2008  15,374,374   24.05 to 24.37  374,542,455  0.85% to 1.10%     2.58%          1.92% to 2.17%
   2007  12,313,486   23.60 to 23.86  293,600,783  0.85% to 1.10%     0.68%        15.39% to 15.68%(5)
   2006   8,283,239   20.45 to 20.62  170,740,819  0.85% to 1.10%     0.50%        29.43% to 29.75%
   2005   4,950,458   15.80 to 15.89   78,648,361  0.85% to 1.10%     0.26%          6.89% to 7.16%
   2004   1,806,379   14.78 to 14.83   26,782,854  0.85% to 1.10%     0.11%        31.24% to 31.56%
Growth Fund (Class 2)
   2008  14,604,346   21.64 to 21.94  320,152,992  0.85% to 1.10%     0.78%         -0.02% to 0.23%
   2007  13,104,310   21.65 to 21.89  286,621,960  0.85% to 1.10%     0.78%          8.79% to 9.06%(5)
   2006  10,582,406   19.90 to 20.07  212,253,365  0.85% to 1.10%     0.63%        26.41% to 26.72%
   2005   7,551,610   15.74 to 15.84  119,536,271  0.85% to 1.10%     0.17%          5.31% to 5.57%
   2004   3,515,459   14.95 to 15.00   52,716,825  0.85% to 1.10%     0.10%        27.20% to 27.51%
Growth-Income Fund (Class 2)
   2008  30,286,402   18.35 to 18.61  563,331,161  0.85% to 1.10%     1.55%        -5.45% to -5.21%
   2007  25,584,037   19.40 to 19.64  502,013,296  0.85% to 1.10%     1.51%        13.27% to 13.55%(5)
   2006  19,874,104   17.13 to 17.29  343,442,627  0.85% to 1.10%     1.28%        15.53% to 15.81%
   2005  14,472,601   14.83 to 14.93  215,972,523  0.85% to 1.10%     0.88%          3.51% to 3.77%
   2004   6,825,246   14.32 to 14.39   98,164,575  0.85% to 1.10%     0.87%        26.01% to 26.33%
Franklin Income Securities Fund (Class 2)
   2008      64,002            10.12      647,972  0.85% to 1.10%     0.00%       1.22%(9) to 1.24%(9)
   2007          --               --           --              --        --                     --
   2006          --               --           --              --        --                     --
   2005          --               --           --              --        --                     --
   2004          --               --           --              --        --                     --


                                       69



                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                        At April 30                            For the Year Ended April 30
         ----------------------------------------  -----------------------------------------------
                     Unit Fair Value                Expense Ratio  Investment     Total Return
                        Lowest to      Net Assets      Lowest        Income         Lowest to
  Year      Units      Highest ($)        ($)      to Highest (1)   Ratio (2)      Highest (3)
  ----   ----------  ---------------  -----------  --------------  ----------  -------------------
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)
   2008      83,158             9.97      829,091  0.85% to 1.10%     0.00%     -0.31%(9) to -0.30%(9)
   2007          --               --           --              --       --                      --
   2006          --               --           --              --       --                      --
   2005          --               --           --              --       --                      --
   2004          --               --           --              --       --                      --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(5) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(6)  For the period from October 4, 2004 (inception) to April 30, 2005.

(7)  For the period from May 1, 2006 (inception) to April 30, 2007.

(8)  For the period from August 28, 2006 (inception) to April 30, 2007.

(9)  For the period from February 4, 2008 (inception) to April 30, 2008.

                        AMERICAN HOME ASSURANCE COMPANY

                               NAIC CODE: 19380

                     STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                        AMERICAN HOME ASSURANCE COMPANY

                               NAIC CODE: 19380

                     STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                               TABLE OF CONTENTS


   Report of Independent Auditors........................................ 2

   Statements of Admitted Assets......................................... 3

   Statements of Liabilities, Capital and Surplus........................ 4

   Statements of Income and Changes in Capital and Surplus............... 5

   Statements of Cash Flow............................................... 6

   Notes to Statutory Basis Financial Statements......................... 7

                        Report of Independent Auditors

To the Board of Directors and Shareholder of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2007 and 2006, and the related statutory statements of income and changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, on the basis of accounting described in Note 1 to the financial statements.

PRICEWATERHOUSECOOPERS LLP

New York, NY
April 25, 2008, except for note 15,
 as to which the date is May 9, 2008

                        AMERICAN HOME ASSURANCE COMPANY

                         STATEMENTS OF ADMITTED ASSETS

                                STATUTORY BASIS
                       AS OF DECEMBER 31, 2007 AND 2006
                                (000'S OMITTED)

-----------------------------------------------------------------------------------------------------------------------------
As of December 31,                                                                                       2007        2006
-----------------------------------------------------------------------------------------------------------------------------
Cash and invested assets:
   Bonds, at amortized cost (NAIC market value: 2007 - $16,075,222; 2006 - $15,146,927).............. $15,843,721 $14,844,987
   Stocks:
       Common stocks, at NAIC market value adjusted for non admitted assets (cost: 2007 -
         $1,556,742; 2006 - $1,602,207)..............................................................   3,139,327   3,304,355
       Preferred stocks, primarily at NAIC market value (cost: 2007 - $613,732; 2006 - $577,109).....     613,732     587,471
   Other invested assets, primarily at equity (cost: 2007 - $1,458,240; 2006 - $1,171,367)...........   1,943,313   1,509,651
   Securities lending collateral.....................................................................     279,774     203,323
   Short-term investments, at amortized cost (approximates NAIC market value)........................     183,951     129,196
   Cash..............................................................................................     258,078     164,596
-----------------------------------------------------------------------------------------------------------------------------
          Total cash and invested assets.............................................................  22,261,896  20,743,579
-----------------------------------------------------------------------------------------------------------------------------
Investment income due and accrued....................................................................     213,302     203,764
Agents' balances or uncollected premiums:
   Premiums in course of collection..................................................................     593,808     955,240
   Premiums and installments booked but deferred and not yet due.....................................     892,935     371,971
   Accrued retrospective premiums....................................................................   1,237,062   1,606,389
Amounts billed and receivable from high deductible policies..........................................     159,393      76,370
Reinsurance recoverable on loss payments.............................................................     600,573     488,243
Funds held by or deposited with reinsurers...........................................................      11,118      13,951
Deposit accounting assets............................................................................     751,468     809,537
Deposit accounting assets - funds held...............................................................      98,917      94,279
Federal and foreign income taxes recoverable from parent.............................................     143,717      63,569
Net deferred tax assets..............................................................................     382,578     421,900
Equities in underwriting pools and associations......................................................   1,211,817     858,614
Receivable from parent, subsidiaries and affiliates..................................................     115,695   1,484,555
Other admitted assets................................................................................     182,141     179,243
-----------------------------------------------------------------------------------------------------------------------------
          Total admitted assets...................................................................... $28,856,420 $28,371,204
=============================================================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

                STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                STATUTORY BASIS
                       AS OF DECEMBER 31, 2007 AND 2006
                   (000'S OMITTED EXCEPT SHARE INFORMATION)

----------------------------------------------------------------------------------------------
As of December 31,                                                       2007         2006
----------------------------------------------------------------------------------------------
                            Liabilities

Reserves for losses and loss adjustment expenses.................... $13,732,102  $12,754,581
Unearned premium reserves...........................................   4,475,413    4,518,443
Commissions, premium taxes, and other expenses payable..............     234,495      183,640
Reinsurance payable on paid loss and loss adjustment expenses.......     263,917      308,091
Funds held by company under reinsurance treaties....................     236,183      228,878
Provision for reinsurance...........................................     115,844      128,824
Ceded reinsurance premiums payable, net of ceding commissions.......     492,611      427,505
Retroactive reinsurance reserves - assumed..........................      30,486       23,242
Retroactive reinsurance reserves - ceded............................     (65,309)     (61,283)
Deposit accounting liabilities......................................     189,511      172,296
Deposit accounting liabilities - funds held.........................     695,928      703,508
Securities lending payable..........................................     304,398      203,323
Collateral deposit liability........................................     354,916      613,043
Payable to parent, subsidiaries and affiliates......................     152,184    1,547,586
Payable for securities..............................................       3,331      110,581
Other liabilities...................................................     343,453      297,093
----------------------------------------------------------------------------------------------
   Total liabilities................................................  21,559,463   22,159,351
----------------------------------------------------------------------------------------------
                        Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158 shares authorized,
   1,695,054 shares issued and outstanding..........................      25,426       25,426
Capital in excess of par value......................................   2,941,471    2,779,526
Unassigned surplus..................................................   4,280,727    3,357,054
Special surplus funds from retroactive reinsurance..................      49,333       49,847
----------------------------------------------------------------------------------------------
   Total capital and surplus........................................   7,296,957    6,211,853
----------------------------------------------------------------------------------------------
   Total liabilities, capital, and surplus.......................... $28,856,420  $28,371,204
==============================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

            STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                STATUTORY BASIS
             FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                (000'S OMITTED)

-------------------------------------------------------------------------------------------------------------------------------
For the years ended December 31,                                                               2007        2006         2005
-------------------------------------------------------------------------------------------------------------------------------
                                   Statements of Income
                                   --------------------

Underwriting income:
   Premiums earned......................................................................... $7,703,016  $7,700,011  $ 7,045,820
-------------------------------------------------------------------------------------------------------------------------------
Underwriting deductions:
   Losses incurred.........................................................................  4,444,636   4,606,481    5,406,410
   Loss adjustment expenses incurred.......................................................    840,801     803,517    1,098,644
   Other underwriting expenses incurred....................................................  1,864,547   1,825,815    1,584,477
-------------------------------------------------------------------------------------------------------------------------------
Total underwriting deductions..............................................................  7,149,984   7,235,813    8,089,531
-------------------------------------------------------------------------------------------------------------------------------
Net underwriting income (loss).............................................................    553,032     464,198   (1,043,711)
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Net investment income earned............................................................  1,019,018     702,426      630,678
   Net realized capital gains (net of capital gains taxes: 2007 - $29,141; 2006 - $29,092;
     2005 - $20,492).......................................................................    117,037      61,624       38,055
-------------------------------------------------------------------------------------------------------------------------------
Net investment gain........................................................................  1,136,055     764,050      668,733
-------------------------------------------------------------------------------------------------------------------------------
Net loss from agents' or premium balances charged-off......................................    (85,724)    (49,762)    (145,742)
Finance and Service Charges not Included in Premium........................................     16,449      14,287       16,400
Other gain, net of dividends to policyholders..............................................     76,290      49,691       75,547
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) after capital gains taxes and before federal income taxes....................  1,696,102   1,242,464     (428,773)
Federal income tax expense (benefit).......................................................    348,359     263,263     (243,047)
-------------------------------------------------------------------------------------------------------------------------------
       Net income (loss)................................................................... $1,347,743  $  979,201  $  (185,726)
===============================================================================================================================
                              Changes in Capital and Surplus
                              ------------------------------

Capital and surplus, as of December 31, previous year...................................... $6,211,853  $5,049,651  $ 3,339,340
   Adjustment to beginning surplus.........................................................    (56,532)     55,538     (211,984)
-------------------------------------------------------------------------------------------------------------------------------
   Capital and surplus, as of January 1,...................................................  6,155,321   5,105,189    3,127,356
-------------------------------------------------------------------------------------------------------------------------------
Changes in capital and surplus:
   Net income (loss).......................................................................  1,347,743     979,201     (185,726)
   Change in net unrealized capital gains (net of capital gains taxes: 2007 - $131,952;
     2006 - $121,173; 2005 - $13,354)......................................................   (103,183)    119,660      164,444
   Change in net deferred income tax.......................................................    (73,791)    (13,270)     112,728
   Change in non-admitted assets...........................................................    184,885     (80,352)    (322,775)
   Change in provision for reinsurance.....................................................     12,980      81,328      166,585
   Paid in capital and surplus.............................................................    161,945          --    2,076,780
   Cash dividends to stockholder...........................................................   (615,000)         --      (31,732)
   Other surplus adjustments...............................................................     (1,572)      1,268           --
   Foreign exchange translation............................................................    227,629      18,829      (58,009)
-------------------------------------------------------------------------------------------------------------------------------
       Total changes in capital and surplus................................................  1,141,636   1,106,664    1,922,295
-------------------------------------------------------------------------------------------------------------------------------
Capital and surplus, as of December 31,.................................................... $7,296,957  $6,211,853  $ 5,049,651
===============================================================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

                            STATEMENTS OF CASH FLOW

                                STATUTORY BASIS
             FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                (000'S OMITTED)

-----------------------------------------------------------------------------------------
For the years ended December 31,                       2007         2006         2005
-----------------------------------------------------------------------------------------
              Cash From Operations
              --------------------

Premiums collected, net of reinsurance............ $ 7,948,658  $ 6,433,712  $ 7,096,647
Net investment income.............................   1,058,334      787,413      604,156
Miscellaneous income (expense)....................       7,137       75,317      (53,776)
-----------------------------------------------------------------------------------------
   Sub-total......................................   9,014,129    7,296,442    7,647,027
-----------------------------------------------------------------------------------------
Benefit and loss related payments.................   3,805,524    3,520,205    3,809,181
Commission and other expense paid.................   2,470,003    2,401,959    2,171,077
Dividends paid to policyholders...................         123        1,344          878
Change in federal and foreign income taxes........     330,784     (438,538)      (3,783)
-----------------------------------------------------------------------------------------
   Net cash provided from operations..............   2,407,695    1,811,472    1,669,674
-----------------------------------------------------------------------------------------
              Cash From Investments
              ---------------------

Proceeds from investments sold, matured, or repaid
   Bonds..........................................   4,926,616    5,231,792    4,129,223
   Stocks.........................................   3,450,014    3,211,715    2,795,546
   Other..........................................     269,849    1,646,730    3,042,793
-----------------------------------------------------------------------------------------
   Total proceeds from investments sold, matured,
     or repaid....................................   8,646,479   10,090,237    9,967,562
-----------------------------------------------------------------------------------------
Cost of investments acquired
   Bonds..........................................   5,748,239   10,488,316    5,803,573
   Stocks.........................................   3,296,552    3,180,130    3,071,743
   Other..........................................     772,178      350,752    3,630,931
-----------------------------------------------------------------------------------------
   Total cost of investments acquired.............   9,816,969   14,019,198   12,506,247
-----------------------------------------------------------------------------------------
   Net cash (used in) investing activities........  (1,170,490)  (3,928,961)  (2,538,685)
-----------------------------------------------------------------------------------------
  Cash From Financing and Miscellaneous Sources

Capital and surplus paid-in.......................          --    1,326,780      750,000
Borrowed funds....................................     101,075           --           --
Dividends to stockholder..........................    (615,000)          --      (47,598)
Intercompany receivable and payable, net..........     (26,540)     342,735      195,946
Net deposit on deposit-type contracts and other
  insurance.......................................      71,282      262,411      285,727
Equities in underwriting pools and associations...    (360,841)    (184,691)    (190,476)
Collateral deposit liability......................    (258,127)     107,288       46,816
Other.............................................      (4,415)     438,392     (143,089)
-----------------------------------------------------------------------------------------
   Net cash provided from (used in) financing
     activities...................................  (1,092,296)   2,292,915      897,326
-----------------------------------------------------------------------------------------
   Effect of exchange rate changes on cash........       3,328          338          718
   Net change in cash and short-term investments..     148,237      175,764       29,033
Cash and short-term investments:
   Beginning of year..............................     293,792      118,028       88,995
-----------------------------------------------------------------------------------------
   End of year.................................... $   442,029  $   293,792  $   118,028
=========================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING
---------------------------------------------------------------------------
POLICIES
--------

A. Organization
   ------------

   The American Home Assurance Company (AHAC or the Company) is a direct wholly-owned subsidiary of the AIG Commercial Insurance Group, Inc., (AIGCIG), a Delaware corporation, formerly known as NHIG Holding Corp.

   On December 29, 2006, as part of a reorganization of the American International Group, Inc.'s (the Ultimate Parent or AIG) domestic property-casualty insurance operations, AIG contributed its 100% ownership of the Company's common stock to AIGCIG, an indirect wholly-owned subsidiary of AIG. Prior to the reorganization, the Company was a direct wholly-owned subsidiary of AIG. The ownership change had no effect on the Company's operations.

   The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers and through AIG's risk finance operation, the Company provides its customized structured products.

   The accompanying financial statements include the Company's U.S. operation and its Japan and Canadian branches.

   The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

   The Company has significant transactions with AIG and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


B. Summary of Significant Statutory Basis Accounting Policies
   ----------------------------------------------------------
   Prescribed or Permitted Statutory Accounting Practices:

   The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

   The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

   The New York State Insurance Department has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; (2) under New York Insurance Law, electronic data processing (EDP) apparatus and related equipment constituting a data processing, record keeping, or accounting system is allowed as an admitted asset to be amortized over a ten year period provided that the cost exceeds $50,000 per system; NAIC SAP allows EDP equipment and operating system software as assets, subject to an aggregate limit of three percent of surplus and an amortization period not to exceed the lesser of three years or the useful life; (3) New York State Insurance Department Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance, including parental letter of credits, that are not permitted under NAIC SAP; and (4) goodwill admissibility rules differ between New York Insurance Law and NAIC SAP. In addition, New York Insurance Law Section 1414 requires that the shares of a subsidiary insurer be valued at the lesser of the subsidiary's market value or book value as shown by its last annual statement or report on examination, whichever is more recent.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by NY SAP is shown below:

   ------------------------------------------------------------------------
   December 31,                             2007        2006        2005
   ------------------------------------------------------------------------
   Net income (loss), NY SAP............ $1,347,743  $  979,201  $ (185,726)
   State prescribed practices -
     (deduction):
      Non-tabular discounting...........    (21,301)    (21,866)    (31,431)
   ------------------------------------------------------------------------
   Net income (loss), NAIC SAP.......... $1,326,442  $  957,335  $ (217,157)
   ========================================================================
   Statutory surplus, NY SAP............ $7,296,957  $6,211,853  $5,049,651
   State prescribed practices -
     (charge):
      Non-tabular discounting...........   (255,772)   (234,471)   (212,605)
      Regulation 20 - other reinsurance
        credits.........................   (106,577)   (133,123)   (201,421)
      Regulation 20 - parental letters
        of credit.......................   (361,650)   (406,784)   (398,389)
      EDP equipment and software........         --          --     (93,881)
   ------------------------------------------------------------------------
   Total state prescribed practices.....   (723,999)   (774,378)   (906,296)
   ------------------------------------------------------------------------
   Statutory surplus, NAIC SAP.......... $6,572,958  $5,437,475  $4,143,355
   ========================================================================

   In 2006 and 2005, the Superintendent permitted the Company to utilize the independent audit of AIG to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. As of December 31, 2006, the aggregate value of equity investments to which this permitted practice applies amounted to $403,460. The Superintendent has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in limited partnerships and joint ventures. As of December 2007 and 2006, the aggregate value of limited partnerships and joint ventures to which this permitted practice applies is $30,616 and $131,697, respectively. In addition, the Superintendent has permitted the company to account for investments in publicly traded affiliated common stocks at the quoted market value less a discount as prescribed by NAIC SAP. The difference between the carrying value and book value as of December 31, 2007 and 2006 amounted to $266,864 and $251,881, respectively.

   In 2007 the foreign property and casualty division of AIG announced the restructuring of its United Kingdom (UK) general insurance operations designed to simplify the organization, provide an enhanced regulatory and legal platform and improve transparency and efficiency. In December 2007, New Hampshire Insurance Company transferred substantially all of the business written by its United Kingdom branch (the UK Branch) to AIG UK Ltd., a UK affiliate formerly known as Landmark Insurance Company Limited. This transaction was accomplished pursuant to an application made to the High Court of Justice in England and Wales for an order under Part VII of the Financial Services and Markets Act 2000 of the UK to transfer the aforementioned business. Additionally, as part of the transaction, management (i) entered into several intercompany reinsurance agreements (both commutations and new contracts) with subsidiaries of AIG; and,
   (ii) intent to make capital contributions and distributions involving subsidiaries of AIG. Some of these transactions are still not fully executed. The proposed transactions are intended in aggregate to have minimal effect (i.e.: less than 1%) individually and in aggregate on the surplus of the National Union Pool Companies (See listing of companies in Note 5A).

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   The results of the UK branch are reported through the Company's participation in American International Underwriters Overseas Association (AIUOA or the Association) (see Footnote 5). AIUOA reports on a fiscal year ending on November 30th. Although the Company's year ends on December 31st, the Company's annual financial statements have historically and consistently reported the results of its participation in AIUOA based on AIUOA's fiscal year close of November 30th. In order to achieve consistency in its financial reporting, the Company, with the permission of the New York and Pennsylvania Insurance Departments, will record the effects described in the preceding paragraph of this transaction in its 2008 statutory financial statements.

   The use of all the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2007 reporting period.

   Statutory Accounting Practices and Generally Accepted Accounting Principles:
   ----------------------------------------------------------------------------
   NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

   Under GAAP:
   -----------

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance, are restored to surplus;

    c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

    d. Estimated undeclared dividends to policyholders are accrued;

    e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

    f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

    g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


    h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

    i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

Under NAIC SAP:
---------------

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

    c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

    d. Declared dividends to policyholders are accrued;

    e. The reserves for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

    f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

    g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

    h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

    i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

   The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   Significant Statutory Accounting Practices:
   -------------------------------------------

   A summary of the Company's significant statutory accounting practices are as follows:

   Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

   Invested Assets: The Company's invested assets are accounted for as follows:

    . Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

    . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or the NAIC designated market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

       In periods subsequent to the recognition of an other-than-temporary impairment loss for fixed maturity securities, the Company accretes the discount or amortizes the premium over the remaining life of the security based on the amount and timing of future estimated cash flows.

       Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2007 and 2006, the NAIC market value of the Company's mortgage-backed securities approximated $505,415 and $160,750, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions were obtained from third party vendors.

    . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or NAIC designated market values

       Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

       by NAIC SAP. At December 31, 2007 and 2006, the average discount rate is approximately 20.95% and 20.1%, respectively. Other investments in affiliates are included in common stocks based on the net worth of the entity.

    . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value, the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains.

    . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

       Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sales of options are determined on the basis of specific identification and are included in income.

       Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

       Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

    . Net Investment Gain (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

       Investment income due and accrued is assessed for collectibility. The Company writes off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2007 and 2006, no investment income due and accrued was determined to be uncollectible or non-admitted.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


    . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

   Revenue Recognition: Direct written premiums are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

   Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2007 and 2006, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,237,062 and $1,606,389, respectively, net of non-admitted premium balances of $52,913 and $55,203, respectively.

   Net written premiums that were subject to retrospective rating features were as follows:

   -------------------------------------------------------------------------
   For the years ended December 31,               2007      2006      2005
   -------------------------------------------------------------------------
   Net written premiums subject to
     retrospectively rated premiums............ $811,018  $684,635  $510,615
   Percentage of total net written premiums....     10.6%      8.7%      7.1%
   -------------------------------------------------------------------------

   Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

   In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is considered in the calculation.

   For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the discovery period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

   Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

   As agreed with the Company's domiciliary state, the Company analyzed the current status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including incurred but not reported (IBNR)) exceeded $100 for compliance with the nine month rule as described in SSAP No. 62, entitled Property and Casualty Reinsurance (SSAP 62). Any such treaties for which the documentation required by SSAP 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the domiciliary insurance department.

   In early 2007, the Company discovered that certain foreign reinsurance treaties for the period January 1, 2005 to November 30, 2006 were not in compliance with the nine month rule as described in SSAP 62. As agreed with the Company's domiciliary state, the Company recorded these reinsurance treaties as prospective.

   The Company is unable to quantify the impact on policyholders' surplus or net income from the aforementioned practices regarding the nine month rule.

   Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62 and SSAP No. 75, entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the State of New York; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) meets all the requirements of the Insurance Department of the State of New York. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to other gain in the statement of income.

   As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

   Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of AIUOA. See Note 5 for a description of the AIUOA pooling arrangement and related financial statement presentation.

   Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

   Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

   The Company discounts its loss reserves on workers' compensation claims.

   The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $2,014,235 and $1,676,681, as of December 31, 2007 and 2006, respectively. As of
   December 31, 2007 and 2006, the Company's tabular discount amounted to $285,969 and $238,180, respectively, all of which were applied against the Company's case reserves.

   The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the New York State Insurance Department. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $2,014,235 and $1,676,681 as of December 31, 2007 and 2006, respectively. As of
   December 31, 2007 and 2006, the Company's non-tabular discount amounted to $255,772 and $234,471, respectively, all of which were applied against the Company's case reserves.

   Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Realized gains and losses resulting from foreign currency transactions are included in income.

   Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

                        American Home Assurance Company

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

   Capital and Surplus: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

   Non-Admitted Assets: Certain assets, principally electronic data processing
   (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York requirements, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2007 and 2006, depreciation and amortization expense amounted to $24,539 and $21,036, and accumulated depreciation as of December 31, 2007 and 2006 amounted to $137,278 and $107,392, respectively.

   Reclassifications: Certain balances contained in the 2006 and 2005 financial statements have been reclassified to conform with the current year's presentation.

   During 2006 the Company recorded a pre-tax charge of $249,898 relating to the reconciliations and substantiation of certain balance sheet accounts. As agreed with the Company's domiciliary state, the Company has recorded all amounts as changes in estimate for 2006.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS
-----------------------------------------------------------------------

During 2007, 2006 and 2005, the Company dedicated significant effort to the resolution of weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2006, 2005 and 2004 annual statements. The corrections of these errors resulted in an after tax statutory credit (charge) of $(56,532), $55,538 and $(211,984) as of January 1, 2007, 2006 and 2005, respectively.

Accounting Adjustments to 2006, 2005 and 2004 Statutory Basis Financial
-----------------------------------------------------------------------
Statements
----------

In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the correction of these errors has been reported as an adjustment to unassigned surplus as of January 1, 2007, 2006 and 2005.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The impact of these corrections on policyholder surplus as of January 1, 2007, 2006 and 2005 is as follows:

  ----------------------------------------------------------------------------
                                                                 Policyholders
                                                                    Surplus
  ----------------------------------------------------------------------------
  Balance at December 31, 2006..................................  $6,211,853
  Adjustments to beginning Capital and Surplus:
     Federal income taxes.......................................     (79,156)
     Goodwill...................................................       2,146
     Asset admissibility........................................       5,841
     Expense recognition........................................      14,637
  ----------------------------------------------------------------------------
         Total adjustments to beginning Capital and Surplus.....     (56,532)
  ----------------------------------------------------------------------------
  Balance at January 1, 2007, as adjusted.......................  $6,155,321
  ============================================================================

  ----------------------------------------------------------------------------
                                                                 Policyholders
                                                                    Surplus
  ----------------------------------------------------------------------------
  Balance at December 31, 2005..................................  $5,049,651
  Adjustments to beginning Capital and Surplus:
     Asset admissibility........................................      (3,482)
     Foreign translation adjustment.............................     102,290
     Federal income taxes.......................................     (43,270)
  ----------------------------------------------------------------------------
         Total adjustments to beginning Capital and Surplus.....      55,538
  ----------------------------------------------------------------------------
  Balance at January 1, 2006, as adjusted.......................  $5,105,189
  ============================================================================

  ----------------------------------------------------------------------------
                                                                 Policyholders
                                                                    Surplus
  ----------------------------------------------------------------------------
  Balance at December 31, 2004, as amended......................  $3,339,340
  Adjustments to beginning Capital and Surplus:
     Asset realization..........................................    (229,448)
     Revenue recognition........................................     (65,075)
     Federal income taxes.......................................      82,539
  ----------------------------------------------------------------------------
         Total adjustments to beginning Capital and Surplus.....    (211,984)
  ----------------------------------------------------------------------------
  Balance at January 1, 2005, as adjusted.......................  $3,127,356
  ============================================================================

An explanation for each of the adjustments for prior period corrections is described below:

Asset admissibility: The Company determined that certain receivables for high deductible policies and other assets should have been non-admitted.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

Foreign translation adjustment: The Company determined that certain adjustments were required relating to the translation of balances for the Company's Canadian branch.

Asset realization: The Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

Revenue recognition: The Company determined that certain revisions to revenues that were recognized in prior periods related to certain long-duration environmental insurance contracts were needed.

Federal income taxes (current and deferred): The change in federal income tax expense is primarily related to an increase in provisions for potential tax exposures, and corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above (see
Note 9).

Goodwill: Correction of the amortization of goodwill.

Expense recognition: The Company determined that certain revisions to commissions expense related to certain accident and health contracts were needed.

NOTE 3 - INVESTMENTS
--------------------

Statutory Fair Value of Financial Instruments:
----------------------------------------------

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2007 and 2006.

                                                2007                    2006
--------------------------------------------------------------------------------------
                                        Carrying   Statutory    Carrying   Statutory
                                         Amount    Fair Value    Amount    Fair Value
--------------------------------------------------------------------------------------
Assets:
   Bonds.............................. $15,843,721 $16,075,222 $14,844,987 $15,146,927
   Common stocks......................   3,139,327   3,529,455   3,304,355   3,684,898
   Preferred stocks...................     613,732     610,622     587,471     588,334
   Other invested assets..............   1,943,313   1,943,313   1,509,651   1,509,651
   Securities lending collateral......     279,774     279,774     203,323     203,323
   Cash and short-term investments....     442,029     442,029     293,792     293,792
   Equities in underwriting pools and
     associations.....................   1,211,817   1,211,817     858,614     858,614
Liabilities:
   Securities lending payable......... $   304,398 $   304,398 $   203,323 $   203,323
   Collateral deposit liability.......     354,916     354,916     613,043     613,043
   Payable for securities.............       3,331       3,331     110,581     110,581
--------------------------------------------------------------------------------------

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

    . The statutory fair values of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value*.

    . The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates which are based on quoted market values.

    . Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

    . The carrying value of all other financial instruments approximates fair value.

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The amortized cost and NAIC market values* of the Company's bond investments as of December 31, 2007 and 2006 are outlined in the table below:

------------------------------------------------------------------------------------------------
                                                                 Gross      Gross       NAIC
                                                    Amortized  Unrealized Unrealized   Market
                                                      Cost       Gains      Losses     Value*
------------------------------------------------------------------------------------------------
As of December 31, 2007
   U.S. governments............................... $   331,397  $  9,847   $   114   $   341,130
   All other governments..........................     843,820    13,464       248       857,036
   States, territories and possessions............   2,729,603    53,167     2,240     2,780,530
   Political subdivisions of states, territories
     and possessions..............................   3,320,639    66,000     1,435     3,385,204
   Special revenue and special assessment
     obligations and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions.................   6,935,227   118,715    23,268     7,030,674
   Public utilities...............................      79,320       948        66        80,202
   Industrial and miscellaneous...................   1,603,715     7,578    10,847     1,600,446
------------------------------------------------------------------------------------------------
       Total bonds, as of December 31, 2007....... $15,843,721  $269,719   $38,218   $16,075,222
================================================================================================
As of December 31, 2006
   U.S. governments............................... $   331,819  $  1,828   $ 2,571   $   331,076
   All other governments..........................   1,195,804     5,207     3,017     1,197,994
   States, territories and possessions............   2,320,995    45,984       928     2,366,051
   Political subdivisions of states, territories
     and possessions..............................   3,319,677    79,061       796     3,397,942
   Special revenue and special assessment
     obligations and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions.................   7,052,116   172,223     1,204     7,223,135
   Public utilities...............................      45,542       186       460        45,268
   Industrial and miscellaneous...................     579,034    10,772     4,345       585,461
------------------------------------------------------------------------------------------------
       Total bonds, as of December 31, 2006....... $14,844,987  $315,261   $13,321   $15,146,927
================================================================================================

As of December 31, 2007 and 2006, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $16,278,092 and $15,167,455, respectively.

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The amortized cost and NAIC market values* of bonds at December 31, 2007, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

-----------------------------------------------------------------
                                           Amortized  NAIC Market
                                             Cost       Value*
-----------------------------------------------------------------
   Due in one year or less............... $   810,320 $   811,360
   Due after one year through five years.     805,676     812,394
   Due after five years through ten
     years...............................   2,730,632   2,780,088
   Due after ten years...................  10,990,744  11,165,965
   Mortgaged-backed securities...........     506,349     505,415
-----------------------------------------------------------------
   Total bonds........................... $15,843,721 $16,075,222
=================================================================

Proceeds from sales and gross realized gains and gross realized losses were as follows:

For the years ended December 31,         2007                  2006                  2005
--------------------------------------------------------------------------------------------------
                                              Equity                Equity                Equity
                                   Bonds    Securities   Bonds    Securities   Bonds    Securities
--------------------------------------------------------------------------------------------------
     Proceeds from sales........ $4,142,868 $2,980,634 $4,370,165 $3,151,915 $3,278,300 $2,703,032
     Gross realized gains.......     83,609    191,600      6,407    222,465     31,404    132,690
     Gross realized losses......     17,451    151,981     21,502    105,248     17,304     91,050
--------------------------------------------------------------------------------------------------

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The cost or amortized cost and NAIC market value* of the Company's common and preferred stocks as of December 31, 2007 and 2006 are set forth in the table below:

                                              December 31, 2007
----------------------------------------------------------------------------------------
                      Cost or     Gross      Gross       NAIC
                     Amortized  Unrealized Unrealized   Market   Non-Admitted  Carrying
                       Cost       Gains      Losses     Value*      Asset       Value
----------------------------------------------------------------------------------------
Common stocks:
-------------
   Affiliated....... $  498,958 $1,447,794  $138,650  $1,808,102    $2,310    $1,805,792
   Non-affiliated...  1,057,784    331,241    55,490   1,333,535        --     1,333,535
----------------------------------------------------------------------------------------
       Total........ $1,556,742 $1,779,035  $194,140  $3,141,637    $2,310    $3,139,327
========================================================================================
Preferred stocks:
-----------------
   Affiliated....... $       -- $       --  $     --  $       --    $   --    $       --
   Non-affiliated...    613,732         --     3,110     610,622        --       613,732
----------------------------------------------------------------------------------------
       Total........ $  613,732 $       --  $  3,110  $  610,622    $   --    $  613,732
========================================================================================

                                              December 31, 2006
----------------------------------------------------------------------------------------
                      Cost or     Gross      Gross       NAIC
                     Amortized  Unrealized Unrealized   Market   Non-Admitted  Carrying
                       Cost       Gains      Losses     Value*      Asset       Value
----------------------------------------------------------------------------------------
Common stocks:
--------------
   Affiliated....... $  610,842 $1,517,992  $60,010   $2,068,824     $--      $2,068,824
   Non-affiliated...    991,365    266,605   22,439    1,235,531      --       1,235,531
----------------------------------------------------------------------------------------
       Total........ $1,602,207 $1,784,597  $82,449   $3,304,355     $--      $3,304,355
========================================================================================
Preferred stocks:
-----------------
   Affiliated....... $       -- $       --  $    --   $       --     $--      $       --
   Non-affiliated...    577,109     11,225       --      588,334      --         587,471
----------------------------------------------------------------------------------------
       Total........ $  577,109 $   11,225  $    --   $  588,334     $--      $  587,471
========================================================================================

As of December 31, 2007 and 2006, the Company held derivative investments of $(289) and $0, respectively.

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2007 and 2006 is set forth in the table below:

                                                        12 Months or Less   Greater than 12 Months         Total
------------------------------------------------------------------------------------------------------------------------
                                                        Fair     Unrealized  Fair      Unrealized    Fair     Unrealized
Description of Securities                               Value      Losses    Value       Losses      Value      Losses
------------------------------------------------------------------------------------------------------------------------
As of December 31, 2007:
------------------------
   U. S. governments................................. $   12,878  $    98   $    406    $     16   $   13,284  $    114
   All other governments.............................     13,210      151     24,004          97       37,214       248
   States, territories and possessions...............    191,194    1,574     57,650         666      248,844     2,240
   Political subdivisions of states, territories and
     possessions.....................................    241,561    1,435         69          --      241,630     1,435
   Special revenue...................................  1,313,469   23,258      4,269          10    1,317,738    23,268
   Public utilities..................................      1,786        1     11,762          65       13,548        66
   Industrial and miscellaneous......................    719,728   10,065     99,735         782      819,463    10,847
------------------------------------------------------------------------------------------------------------------------
   Total bonds.......................................  2,493,826   36,582    197,895       1,636    2,691,721    38,218
------------------------------------------------------------------------------------------------------------------------
   Affiliated........................................      9,991    2,813    110,276     135,837      120,267   138,650
   Non-affiliated....................................    426,898   55,490         --          --      426,898    55,490
------------------------------------------------------------------------------------------------------------------------
   Common stock......................................    436,889   58,303    110,276     135,837      547,165   194,140
------------------------------------------------------------------------------------------------------------------------
   Preferred Stock...................................     15,904    3,110         --          --       15,904     3,110
------------------------------------------------------------------------------------------------------------------------
   Total stocks......................................    452,793   61,413    110,276     135,837      563,069   197,250
------------------------------------------------------------------------------------------------------------------------
   Total bonds and stocks............................ $2,946,619  $97,995   $308,171    $137,473   $3,254,790  $235,468
========================================================================================================================
As of December 31, 2006:
------------------------
   U. S. governments................................. $  101,082  $   767   $ 73,937    $  1,804   $  175,019  $  2,571
   All other governments.............................    683,798    1,753     57,405       1,264      741,203     3,017
   States, territories and possessions...............    135,854      161     64,833         767      200,687       928
   Political subdivisions of states, territories and
     possessions.....................................     80,117      277     35,991         519      116,108       796
   Special revenue...................................    289,115      808     39,210         396      328,325     1,204
   Public utilities..................................      1,236       14     18,342         446       19,578       460
   Industrial and miscellaneous......................     68,790      458    108,020       3,887      176,810     4,345
------------------------------------------------------------------------------------------------------------------------
   Total bonds.......................................  1,359,992    4,238    397,738       9,083    1,757,730    13,321
------------------------------------------------------------------------------------------------------------------------
   Affiliated........................................     51,933   11,938    192,596      48,072      244,529    60,010
   Non-affiliated....................................    137,829   17,626     90,656       4,813      228,485    22,439
------------------------------------------------------------------------------------------------------------------------
   Common stock......................................    189,762   29,564    283,252      52,885      473,014    82,449
------------------------------------------------------------------------------------------------------------------------
   Total stocks......................................    189,762   29,564    283,252      52,885      473,014    82,449
------------------------------------------------------------------------------------------------------------------------
   Total bonds and stocks............................ $1,549,754  $33,802   $680,990    $ 61,968   $2,230,744  $ 95,770
========================================================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer); or

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

c. The Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events; or

As of December 31, 2007, the Company has both the ability and intent to hold these investments to recovery.

The Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $16,271, $17,934 and $972 during 2007, 2006 and 2005, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $14,097, $776 and $2,542 in 2007, 2006 and 2005, respectively.

During 2007, 2006 and 2005, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

    ------------------------------------------------------------------------
    For the years ended December 31,                    2007    2006   2005
    ------------------------------------------------------------------------
    JC Flowers........................................ $ 6,017 $   -- $   --
    Electra European Fund ll..........................   2,619     --     --
    ATV VI............................................   1,604     --     --
    TH Lee Putnam.....................................   1,000     --     --
    Morgan Stanley III................................   1,032     --  1,684
    Gresham Global Investment Fund ll K4..............      --  2,559     --
    Items less than $1.0 million......................   1,820  1,051     11
    ------------------------------------------------------------------------
       Total.......................................... $14,092 $3,610 $1,695
    ========================================================================

As of December 31, 2007 and 2006, securities with a market value of $298,033 and $199,380, respectively, were on loan. The Company receives cash collateral in an amount in excess of the fair value of the securities lent. The affiliated lending agent monitors the daily fair value of securities lent with respect to the collateral value and obtains additional collateral as necessary to ensure that collateral is maintained at a minimum of 102% for domestic transactions and 105% for cross-border transactions of the value of the securities lent. The collateral is held by the lending agent for the benefit of the Company and is not available for the general use of the Company (restricted). Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


responsibility for the investment and control of such collateral. The securities lending transactions are accounted for as secured borrowings as required by SSAP No. 91. The decline in the fair value of the investments in the securities lending collateral account has been reported as a non-admitted asset in the financial statements presented herein.

In response to the lack of liquidity for certain investments in the current market environment, new securities lending collateral cash flow is being directed into short-term investments, and the level of liquidity in the securities lending collateral program has been increased significantly by repositioning to short-term investments (predominantly overnight commercial paper and time deposits). This repositioning resulted in the sale of certain long-term investments, primarily mortgage-backed bonds, in the third quarter of 2007, which generated the pretax realized losses. While these mortgage-backed bonds generally continued to be performing and highly rated, their liquidity and fair value was adversely affected by recent events in the mortgage-backed securities market. The Company's ultimate parent, AIG, deposited funds in the collateral custodial account equal to the pretax realized losses due to sales incurred between August 1 and December 31, 2007, and the Company recorded their allocated portion of such funds as capital contributions totaling $1,945. AIG has agreed to make additional contributions up to an aggregate limit of $500,000 to offset losses incurred by its insurance subsidiaries from securities lending collateral investments. Management expects that the higher level of liquidity currently maintained in the collateral will allow the Company to hold investments that are currently in an unrealized loss position until they can reasonably be expected to recover their value.

Securities carried at an amortized cost of $2,973,267 and $2,565,608 were deposited with regulatory authorities as required by law as of December 31, 2007 and 2006, respectively.

During 2007, 2006 and 2005, included in Net Investment Income Earned were investment expenses of $9,607, $7,329 and $7,139, respectively and interest expense of $99,036, $98,741 and $77,243, respectively.

The Company reported hybrid securities totaling $127,153 and $140,662 as of December 31, 2007 and 2006, respectively.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


NOTE 4 - RESERVES FOR LOSSES AND LAE
------------------------------------

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2007, 2006 and 2005 is set forth in the table below:

-----------------------------------------------------------------------------------------
                                                       2007         2006         2005
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, beginning of year.... $12,754,581  $11,620,078  $ 9,357,799
Adjustments for prior period corrections..........          --           --     (165,738)
Incurred losses and LAE related to:
   Current accident year..........................   5,366,376    5,343,020    5,111,414
   Prior accident years...........................     (80,939)      66,978    1,393,640
-----------------------------------------------------------------------------------------
       Total incurred losses and LAE..............   5,285,437    5,409,998    6,505,054
-----------------------------------------------------------------------------------------
Paid losses and LAE related to:
   Current accident year..........................  (1,436,644)  (1,265,788)  (1,284,778)
   Prior accident years...........................  (2,871,272)  (3,009,707)  (2,792,259)
-----------------------------------------------------------------------------------------
       Total paid losses and LAE..................  (4,307,916)  (4,275,495)  (4,077,037)
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, as of December 31,... $13,732,102  $12,754,581  $11,620,078
=========================================================================================

Estimated ultimate incurred losses and LAE attributable to insured events of prior years (decreased) increased by $(80,939), $66,978 and $1,393,640 during 2007, 2006 and 2005, respectively. For 2007, the Company experienced favorable loss and LAE reserve development primarily related to accident years 2004 through 2006, partially offset by adverse developments from accident years 2003 and prior. The favorable developments for accident year 2004 through 2006 were spread across many classes of business, primarily related to directors and officers' liability and related management liability classes of business. The adverse developments from accident years 2003 and prior related primarily to the Company's excess casualty and primary workers compensation classes of business. For 2006 and 2005, the Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors and officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005.

As of December 31, 2007, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $199,953, $198,524 and $188,050, respectively.

As of December 31, 2007, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $5,987,568, $6,322,799 and $7,425,539, respectively (exclusive of inter-company pooling).

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


NOTE 5 - RELATED PARTY TRANSACTIONS
-----------------------------------

A. National Union Inter-company Pooling Agreement
   ----------------------------------------------

   The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

   In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

   A list of all pooling participants and their respective participation percentages is set forth in the table below:

---------------------------------------------------------------------------------------------------
                                                                             NAIC Co. Participation
Member Company                                                                 Code      Percent
---------------------------------------------------------------------------------------------------
National Union Fire Insurance Company of Pittsburgh, PA.....................  19445       38.0%
American Home Assurance Company.............................................  19380       36.0%
Commerce and Industry Insurance Company (C&I)...............................  19410       10.0%
New Hampshire Insurance Company (NHIC)......................................  23841        5.0%
The Insurance Company of the State of Pennsylvania (ISOP)...................  19429        5.0%
AIG Casualty Company (formerly known as Birmingham Fire Insurance Company of
  Pennsylvania) (AIG Casualty)..............................................  19402        5.0%
AIU Insurance Company (AIUI)................................................  19399        1.0%
American International South Insurance Company..............................  40258        0.0%
Granite State Insurance Company.............................................  23809        0.0%
Illinois National Insurance Company.........................................  23817        0.0%
===================================================================================================

   American International Pacific Insurance Company (AIP) terminated its zero percentage participation in the National Union Inter-Company Pooling Agreement (the Commercial Pool) effective July 1, 2007. Commercial risks ceded to the Commercial Pool by AIP prior to its exit will remain in that pool until their natural expiry. AIP's cessions of personal lines risks to the Commercial Pool were commuted and 100% ceded to AIG's Personal Lines Pool, which AIP joined effective July 1, 2007, also with a zero percentage participation.

   Effective January 1, 2008 AIUI will cease to be a member of the Commercial Pool. Cessions from AIUI to the Commercial Pool will be run off and AIUI's 1% participation will be retroactively reduced to zero. The pooling participation of C&I will be retroactively increased to 11%.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


B. American International Underwriters Overseas Association Pooling Arrangement
   ----------------------------------------------------------------------------

   AIG formed AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

 ------------------------------------------------------------------------------
                                                         NAIC Co. Participation
 Member Company                                            Code      Percent
 ------------------------------------------------------------------------------
 American International Underwriters Overseas, Limited..     --       67.0%
 New Hampshire Insurance Company........................  23841       12.0%
 National Union Fire Insurance Company of Pittsburgh, PA  19445       11.0%
 American Home Assurance Company........................  19380       10.0%
 ==============================================================================

   In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

   At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance as a net equity interest in Equities in Underwriting Pools and Associations; and
   (c) loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance are recorded on a gross basis. As of December 31, 2007 and 2006, the Company's interest in the AIUOA amounted to $1,211,817 and $858,614, respectively, gross of the following amounts, after consideration of the National Union inter-company pooling agreement.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   ------------------------------------------------------------------------
   As of December 31,                                      2007      2006
   ------------------------------------------------------------------------
   Loss and LAE reserves..............................   $876,280  $778,277
   Unearned premium reserves..........................   $355,239  $337,926
   Funds held.........................................   $ 23,885  $ 17,712
   Ceded balances payable.............................   $103,406         +
   Reinsurance recoverable............................   $(39,825)        +
   Retroactive reinsurance............................   $   (967)        +
   ========================================================================

--------
+ Beginning December 31, 2007, the Company increased the accounts recorded in connection with AIUOA to facilitate the detailed reporting in Schedule F.

   Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2007 and 2006, the Company's interest in AIG Europe S.A. amounted to $29,541 and $32,575, respectively.

C. Guarantee Arrangements
   ----------------------

   The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

   The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

   The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The guarantees that were in effect as of December 31, 2007 are included in the table below:

-----------------------------------------------------------------------------------------------------------------------------
                                                                 Date    Policyholder's   Invested   Estimated Policyholder's
Guaranteed Company                                              Issued    Obligations      Assets      Loss       Surplus
-----------------------------------------------------------------------------------------------------------------------------
AIG Hawaii Insurance Company, Inc......................        11/05/97   $     96,532  $    135,374   $  --     $    64,747
American International Insurance Company...............        11/05/97        339,348       607,588      --         367,164
AIG Mexico Seguros Interamericana, S.A. de C.V.........        12/15/97        146,257        89,058      --          93,151**
American International Insurance Company of
  California, Inc......................................        12/15/97        299,821        46,504      --          23,448
American International Insurance Company of New
  Jersey...............................................        12/15/97        102,911        45,221      --          30,214
AIG Advantage Insurance Company (formerly Minnesota
  Ins. Co.)............................................        12/15/97         38,748        48,482      --          22,398
Landmark Insurance Company, Ltd. (UK).................. (++) * 03/02/98        249,656     1,003,935      --       3,278,309
AIG Europe S.A.........................................        03/02/98      3,140,742     1,788,335      --       1,207,946**
AIG Edison Life Insurance Company......................        09/15/98     20,585,832    21,803,000      --       2,253,372
AIG SunAmerica Life Assurance Company.................. (+) *  01/04/99      3,976,384     4,815,099      --       1,154,680
First SunAmerica Life Insurance Company................     *  01/04/99      5,217,065     5,587,285      --         503,904
SunAmerica Life Insurance Company...................... (+) *  01/04/99     27,608,239    38,660,176      --       4,721,343
AIG Europe (Netherlands) N.V...........................        11/01/02        925,381       218,192      --         165,744**
American General Life Insurance Company................  (+)   03/03/03     30,797,466    29,036,959      --       3,206,772
American General Life and Accident Insurance
  Company..............................................        03/03/03      7,891,174     8,817,084      --         546,887
The United States Life Insurance Company of the City of
  NY...................................................        03/03/03      4,326,164     4,954,397      --         510,596
The Variable Annuity Life Insurance Company............  (+)   03/03/03     29,260,035    33,967,669      --       3,631,737
AIG Czech Republic Posjistovna, A.S....................        03/03/03              5            --      --          30,860**
Lloyd's Syndicate 1414.................................            (+++)       454,396       898,412      --         203,632**
-----------------------------------------------------------------------------------------------------------------------------
Total guarantees.......................................                   $135,456,156  $152,522,770   $  --     $22,016,904
=============================================================================================================================

--------
+ This guarantee was terminated as to policies written after December 29, 2006.
++ This guarantee was terminated as to policies written after November 30, 2007.
+++ Guarantees issued on 12/15/04 and 1/20/05 were terminated on 10/31/07.
    Guarantee issued on 11/1/02 is still in effect.
* The guaranteed company is also backed by a support agreement issued by AIG. ** Policyholders' surplus is based on local GAAP financial statements.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


D. Investments in Affiliates

   As of December 31, 2007 and 2006, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows. The 2007 balance is net of $2,310 of non-admitted balances.

-----------------------------------------------------------------------------------------------
                                                             Carrying Value at
                                       Ownership Actual Cost    December 31,   Change in Equity
Affiliated Common Stock Investments     Percent     2007            2007             2007
-----------------------------------------------------------------------------------------------
AIG Hawaii Insurance Company, Inc.....  100.00%   $ 10,000      $   64,747        $  (4,865)
AIG Non Life Holding Company (Japan),
  Inc.................................  100.00%    124,477         245,157         (155,861)
American International Realty
  Corporation.........................   31.47%     37,771          50,423            6,379
Eastgreen, Inc........................   13.42%     12,804           9,991           (4,231)
Pine Street Real Estate Holdings
  Corporation.........................   31.47%      5,445              --           (2,816)(a)
AIG Mexico Industrial, L.L.C..........   49.00%      8,725           8,959            6,517
American International Life Assurance
  Company.............................    0.00%         --              --         (157,619)
American International Insurance
  Company.............................   25.00%     25,000          91,791            2,334
AIG Claim Service, Inc................    0.00%         --              --          (46,675)
Transatlantic Holdings, Inc...........   33.34%     34,068       1,226,758          178,435
21st Century Insurance Group..........   16.30%    240,668         107,966          (84,630)
-----------------------------------------------------------------------------------------------
Total common stocks - affiliates......            $498,958      $1,805,792        $(263,032)
===============================================================================================

--------
(a)  Balance not admitted

-----------------------------------------------------------------------------------------------
                                                             Carrying Value at
                                       Ownership Actual Cost   December 31,    Change in Equity
Affiliated Common Stock Investments     Percent     2006           2006              2006
-----------------------------------------------------------------------------------------------
AIG Hawaii Insurance Company, Inc.....  100.00%   $ 10,000      $   69,612         $  9,783
AIG Non Life Holding Company (Japan),
  Inc.................................  100.00%    124,477         401,018           69,103
American International Realty
  Corporation.........................   31.47%     29,581          44,044           18,696
Eastgreen, Inc........................   13.42%     12,804          14,222              287
Pine Street Real Estate Holdings
  Corporation.........................   31.47%      5,445           2,816          (18,531)
AIG Mexico Industrial, L.L.C..........   49.00%      9,463           2,442            1,425
American International Life Assurance
  Company.............................   22.48%     70,387         157,619            1,090
American International Insurance
  Company.............................   25.00%     25,000          89,457           13,559
AIG Claim Service, Inc................   50.00%     48,962          46,675          (12,204)
Transatlantic Holdings, Inc...........   33.34%     34,055       1,048,323          (86,094)
21st Century Insurance Group..........   16.65%    240,668         192,596           16,041
-----------------------------------------------------------------------------------------------
Total common stocks - affiliates......            $610,842      $2,068,824         $ 13,155
===============================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see Note 2).

   The remaining equity interest in these investments, except for Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

   On May 15, 2007, the Company's Ultimate Parent entered into a definitive merger agreement with 21st Century Insurance Group (21st Century) to acquire the outstanding 39.3% publicly held shares of 21st Century for $22.00 per share in cash. On that date, the Ultimate Parent and its subsidiaries owned approximately 60.7% of the outstanding shares of 21st Century, including approximately 16.3% of the outstanding shares that are owned by the Company. On September 27, 2007, the Company's Ultimate Parent completed the merger, the Ultimate Parent and its subsidiaries owned 100% of 21st Century and 21st Century requested that the New York Stock Exchange delist its shares. On December 31, 2007, the Ultimate Parent contributed its 39.3% interest in 21st Century Insurance Group to certain of its other subsidiaries. The Company's ownership percentage did not change. Under applicable statutory accounting principles, the Company's carrying value of its investment in 21st Century was revalued from quoted market value less a discount to a statutory net worth basis, resulting in a decrease of approximately $115,610 to the Company's June 30, 2007 policyholder's surplus.

   The Company has ownership interests in certain affiliated real estate holding companies. From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2007 and 2006, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $1,368,930 and $1,032,694, respectively.

   During 2007, the Company realized gains of $130,801 from the sale of American International Life Assurance Company and AIG Domestic Claims.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


E. Other Related Party Transactions

   The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2007 and 2006 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2007 and 2006 and all capital contributions and dividends.

---------------------------------------------------------------------------------------------------
                                                   Assets Received by      Assets Transferred by
                                                       the Company              the Company
---------------------------------------------------------------------------------------------------
  Date of       Explanation of        Name of     Statement
Transaction      Transaction         Affiliate      Value   Description Statement Value Description
---------------------------------------------------------------------------------------------------
 03/19/07         Bond sale             NHIC      $ 28,555     Cash        $ 28,555        Bond
 03/19/07         Bond sale         AIG Casualty    67,801     Cash          67,801        Bond
 03/19/07         Bond sale             C&I         36,452     Cash          36,452        Bond
 03/19/07         Bond sale             ISOP        59,458     Cash          58,121        Bond
 03/19/07         Bond sale          Lexington     139,013     Cash         137,416        Bond
 03/23/07         Bond sale          AIG Excess     25,556     Cash          24,981        Bond
 03/30/07          Dividend            AIGCIG           --      --          500,000        Cash
 05/31/07          Dividend            AIGCIG           --      --           75,000        Cash
 12/03/07          Dividend            AIGCIG           --      --           40,000        Cash
 08/30/07   Purchase of investment     AIGSL       136,735     Bonds        138,478        Cash
 12/17/07   Sale of investment (1)      AIG        191,000     Cash         191,000     Investment
 12/17/07   Sale of investment (2) National Union   59,000     Cash          59,000     Investment
 10/24/07    Capital contribution      AIGCIG        1,840    In kind            --         --
 12/31/07    Capital contribution      AIGCIG          105    In kind            --         --
 12/31/07    Capital contribution       AIG        160,000    In kind            --         --

--------
(1)  Sale of American International Life Assurance Company to AIG
(2)  Sale of AIG Domestic Claims to National Union
AIGSL: AIG Security Lending

------------------------------------------------------------------------------------------
                                          Assets Received by      Assets Transferred by
                                             the Company               the Company
------------------------------------------------------------------------------------------
  Date of    Explanation of    Name of  Statement
Transaction   Transaction     Affiliate   Value    Description Statement Value Description
------------------------------------------------------------------------------------------
06/29/2006  Loan Satisfaction A100 LLC  $1,170,421    Cash           $--           n/a
06/29/2006  Loan Satisfaction  AIRCO    $  239,966    Cash           $--           n/a
------------------------------------------------------------------------------------------

   The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited (Richmond) are treated as affiliated.

   The Company did not change its methods of establishing terms regarding any affiliate transactions during the years ended December 31, 2007, 2006 and 2005.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., and AIG Domestic Claims, Inc. for data center systems, investment services, salvage and subrogation, and claims management, respectively. In connection with these services, the fees incurred by the Company to these affiliates during 2007, 2006 and 2005 are outlined in the table below:

   ---------------------------------------------------------------------------
   For the years ended December 31,                  2007     2006     2005
   ---------------------------------------------------------------------------
   AIG Technology, Inc............................ $ 28,562 $ 24,562 $ 24,421
   AIG Global Investment Corp.....................    7,273    6,047    3,668
   AIG Domestic Claims, Inc.......................  109,925  117,231  117,437
   ---------------------------------------------------------------------------
   Total.......................................... $145,760 $147,840 $145,526
   ===========================================================================

   As of December 31, 2007 and 2006, short-term investments included amounts invested in the AIG Managed Money Market Fund of $126,534 and $100,915, respectively.

   Federal and foreign income taxes recoverable from AIG as of December 31, 2007 and 2006 amounted to $143,717 and $63,569, respectively.

   During 2007 and 2005, the Company sold premium receivables without recourse to AI Credit Corporation and recorded losses on these transactions as follows.

     ---------------------------------------------------------------------
     As of December 31,                               2007   2006   2005
     ---------------------------------------------------------------------
     Accounts receivable sold....................... $53,865 $--  $191,606
     Losses recorded................................   1,605  --     3,436
     ---------------------------------------------------------------------

   There were no premium receivable sales in 2006.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   As of December 31, 2007 and 2006, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

     ----------------------------------------------------------------------
     As of December 31,                                   2007      2006
     ----------------------------------------------------------------------
     Balances with pool member companies............... $ 48,873 $1,449,305
     Balances less than 0.5% of admitted assets........  103,311     98,281
     ----------------------------------------------------------------------
     Payable to parent, subsidiaries and affiliates.... $152,184 $1,547,586
     ======================================================================
     Balances with pool member companies............... $113,001 $1,434,952
     Balances less than 0.5% of admitted assets........    2,694     49,603
     ----------------------------------------------------------------------
     Receivable from parent, subsidiaries and
       affiliates...................................... $115,695 $1,484,555
     ======================================================================

On March 31, 2005 the Company and certain of its affiliates entered into a settlement agreement with an insured to release all the asbestos claims and other products coverage potentially available under the applicable insurance policies by making specified payments to the insured on a quarterly basis from March 2005 to December 2016. On March 31, 2006 the insured entered into a receivable sale agreement with A.I. Credit Corporation. (a wholly owned AIG subsidiary) to purchase the insured's March 2006 to March 2010 receivables of $117,000 for $100,000. On June 8, 2008 the insured entered into a further receivable sale agreement with A.I. Credit Corporation to purchase the insured's June 2010 to March 2013 receivables of $130,000 for $97,321.

NOTE 6 - REINSURANCE
--------------------

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company's net premiums written and net premiums earned were comprised of the following:

For the years ended December 31,          2007                    2006                     2005
---------------------------------------------------------------------------------------------------------
                                   Written     Earned      Written     Earned      Written      Earned
---------------------------------------------------------------------------------------------------------
 Direct premiums................ $ 6,744,997 $ 7,388,935 $ 7,514,507 $ 7,180,260 $ 6,522,919 $ 6,219,261
 Reinsurance premiums assumed:
    Affiliates..................  11,006,993  11,024,337  11,336,822  11,001,341  11,104,687  11,235,985
    Non-affiliates..............     173,756     107,304      48,750     243,681      23,903    (176,461)
---------------------------------------------------------------------------------------------------------
        Gross premiums..........  17,925,746  18,520,576  18,900,079  18,425,282  17,651,509  17,278,785
---------------------------------------------------------------------------------------------------------
 Reinsurance premiums ceded:
    Affiliates..................   9,049,872   9,598,801   9,833,954   9,534,749   9,252,497   9,022,390
    Non-affiliates..............   1,215,889   1,218,759   1,182,156   1,190,522   1,247,759   1,210,575
---------------------------------------------------------------------------------------------------------
        Net premiums............ $ 7,659,985 $ 7,703,016 $ 7,883,969 $ 7,700,011 $ 7,151,253 $ 7,045,820
=========================================================================================================

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2007 and 2006 with the return of the unearned premium reserve is as follows:

                      Assumed Reinsurance    Ceded Reinsurance            Net
---------------------------------------------------------------------------------------
                      Unearned              Unearned              Unearned
                      Premium   Commission  Premium   Commission  Premium    Commission
                      Reserves    Equity    Reserves    Equity    Reserves     Equity
--------------------------------------------------------------------------------------
December 31, 2007
   Affiliates....... $5,562,341  $646,155  $3,295,177  $372,259  $2,267,164   $273,896
   Non-affiliates...     78,003     9,061     493,629    55,766    (415,626)   (46,705)
--------------------------------------------------------------------------------------
   Totals........... $5,640,344  $655,216  $3,788,806  $428,025  $1,851,538   $227,191
======================================================================================
December 31, 2006
   Affiliates....... $5,579,685  $675,713  $3,844,106  $423,050  $1,735,579   $252,663
   Non-affiliates...     11,551     1,399     496,499    54,641    (484,948)   (53,242)
--------------------------------------------------------------------------------------
   Totals........... $5,591,236  $677,112  $4,340,605  $477,691  $1,250,631   $199,421
======================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


As of December 31, 2007 and 2006 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

    -----------------------------------------------------------------------
                                         Unearned  Paid Losses Reserves for
                                         Premium       and      Losses and
                                         Reserves      LAE         LAE
    -----------------------------------------------------------------------
    December 31, 2007
       Affiliates...................... $3,295,177  $195,333   $15,139,495
       Non-affiliates..................    493,629   405,240     2,668,848
    -----------------------------------------------------------------------
       Total........................... $3,788,806  $600,573   $17,808,343
    =======================================================================
    December 31, 2006
       Affiliates...................... $3,844,106  $ 82,387   $14,899,524
       Non-affiliates..................    496,499   405,856     2,873,315
    -----------------------------------------------------------------------
       Total........................... $4,340,605  $488,243   $17,772,839
    =======================================================================

The Company's unsecured reinsurance recoverables as of December 31, 2007 in excess of 3.0% of its capital and surplus is set forth in the table below:

  ---------------------------------------------------------------------------
                                                         NAIC Co.
  Reinsurer                                                Code     Amount
  ---------------------------------------------------------------------------
  Affilliates:
     National Union Pool................................          $15,376,524
     American International Underwriters Overseas, Ltd..     --       422,355
     American International Insurance Company...........  32220       395,324
     Transatlantic Reinsurance Company..................  19453       275,284
     New Hampshire Indemnity Company....................  23833       165,096
     AIG Global Trade and Political Risk Insurance Co...  10651       149,420
     American International Life Assurance Co. NY (US)..  60607        25,395
     United Guaranty Insurance Company..................  11715        11,406
     Hartford Steam Boiler Inspection and Insurance Co..  11452         9,316
     Audubon Insurance Company..........................  19933         6,563
     AIG Excess Liability Insurance Company, Ltd........  10932         2,629
     Ascot Syndicate Lloyds 1414........................     --         1,520
     AIUOA..............................................     --         1,314
     AIG General Ins Co (Thailand) (F/Universal)........     --         1,271
     Other affiliates below $1.0 million................     --         4,537
  ---------------------------------------------------------------------------
         Total affiliates...............................          $16,847,954
  ---------------------------------------------------------------------------
     Swiss Re Group.....................................     --       248,811
  ---------------------------------------------------------------------------
         Total non affiliates...........................              248,811
  ---------------------------------------------------------------------------
     Total affiliates and non affiliates................          $17,096,765
  ===========================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company reported in its Statements of Income $144, $12,318 and $43,141, respectively, of statutory underwriting losses, which were comprised of premiums earned of $0, $0 and $(1,710), respectively, less losses incurred of $144, $12,318 and $41,431, respectively, as a result of commutations with the following reinsurers:

    -----------------------------------------------------------------------
    Company                                            2007  2006    2005
    -----------------------------------------------------------------------
    Trenwick America.................................. $ -- $ 8,280 $    --
    Alea Group........................................   --   2,432      --
    SCOR Reinsurance Company..........................   --      --  42,442
    Other reinsurers below $1 million.................  144   1,606     699
    Total............................................. $144 $12,318 $43,141
    =======================================================================

As of December 31, 2007 and 2006, the Company had reinsurance recoverables on paid losses in dispute of $81,670 and $78,472, respectively.

During 2007, 2006 and 2005, the Company wrote-off reinsurance recoverables balances of $13,734, $30,849 and $65,282, respectively.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2007 and 2006, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

  ---------------------------------------------------------------------------
                                            2007                 2006
  ---------------------------------------------------------------------------
                                     Assumed     Ceded    Assumed     Ceded
  ---------------------------------------------------------------------------
  Reserves transferred:

     Initial reserves.............. $ 216,347  $453,727  $ 216,347  $453,727
     Adjustments--prior year(s)....  (173,698)  (25,147)  (171,243)  (33,563)
     Adjustments--current year.....    15,598    16,474     (2,455)    8,416
  ---------------------------------------------------------------------------
     Balance as of December 31,....    58,247   445,054     42,649   428,580
  ---------------------------------------------------------------------------

  Paid losses recovered:

     Prior year(s).................    19,407   367,297     12,212   355,120
     Current year..................     8,354    12,448      7,195    12,177
  --------------------------------------------------------------------------
     Total recovered as of
       December 31,................    27,761   379,745     19,407   367,297
  --------------------------------------------------------------------------
     Carried reserves as of
       December 31,................ $  30,486  $ 65,309  $  23,242  $ 61,283
  ==========================================================================
  Consideration paid or received:

     Initial reserves.............. $ 201,597  $276,437  $ 201,597  $276,437
     Adjustments--prior year(s)....  (180,015)  (14,331)  (180,000)  (18,869)
     Adjustments--current year.....       133       431        (15)    4,538
  --------------------------------------------------------------------------
     Total paid as of December 31,. $  21,715  $262,537  $  21,582  $262,106
  ==========================================================================

                                     Assumed     Ceded    Assumed     Ceded
  --------------------------------------------------------------------------
  Special surplus from
    retroactive reinsurance:

     Initial surplus gain or loss
       realized.................... $      --  $ 47,559  $      --  $ 47,559
     Adjustments--prior year(s)....        --     2,289         --    20,548
     Adjustments--current year.....        --      (515)        --   (18,260)
  --------------------------------------------------------------------------
     Balance as of December 31,
       2007........................ $      --  $ 49,333  $      --  $ 49,847
  ==========================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

The Company's retroactive reinsurance balance (by reinsurer) as of December 31, 2007, is set forth in the table below:

                                                        2007            2006
----------------------------------------------------------------------------------
Reinsurer                                          Assumed  Ceded  Assumed  Ceded
----------------------------------------------------------------------------------
   American International Reins. Co............... $    -- $44,140         $45,664
   American International Specialty Lines
     Insurance Company............................  26,275      --  17,247
   AXA Corporate Solutions........................      --   1,354
   Commerce and Industry Insurance Company of
     Canada.......................................   4,174      --   5,930
   Lyndon Property Ins. Company...................      --   1,142           1,780
   PEG Reinsurance Co.............................      --  13,978           8,830
   All other reinsurers less than $1.0 million....      37   4,695      65   5,009
----------------------------------------------------------------------------------
   Total.......................................... $30,486 $65,309 $23,242 $61,283
==================================================================================

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES
--------------------------------------------------

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


As of December 31, 2007 and 2006, the Company's deposit assets and liabilities were comprised of the following:

                                                                  Deposit    Deposit   Funds Held Funds Held
                                                                  Assets   Liabilities   Assets   Liabilities
-------------------------------------------------------------------------------------------------------------
December 31, 2007:
   Direct........................................................ $     --  $ 95,122    $    --    $     --
   Assumed.......................................................       --    94,389     98,917          --
   Ceded.........................................................  751,468        --         --     695,928
-------------------------------------------------------------------------------------------------------------
   Total......................................................... $751,468  $189,511    $98,917    $695,928
=============================================================================================================

                                                                  Deposit    Deposit   Funds Held Funds Held
                                                                  Assets   Liabilities   Assets   Liabilities
-------------------------------------------------------------------------------------------------------------
December 31, 2006:
   Direct........................................................ $     --  $ 77,954    $    --    $     --
   Assumed.......................................................       --    94,342     94,279          --
   Ceded.........................................................  809,537        --         --     703,508
-------------------------------------------------------------------------------------------------------------
   Total......................................................... $809,537  $172,296    $94,279    $703,508
=============================================================================================================

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2007 and 2006 is set forth in the table below:

                                                                           2007                   2006
----------------------------------------------------------------------------------------------------------------
                                                                   Deposit     Deposit    Deposit      Deposit
                                                                    Assets   Liabilities   Assets    Liabilities
----------------------------------------------------------------------------------------------------------------
Balance at January 1                                              $ 809,537   $172,296   $1,336,343  $  486,910
   Deposit activity, including loss recoveries...................  (106,254)    17,935     (654,672)   (343,610)
   Interest income or expense, net of amortization of margin.....    39,148       (720)     113,438      28,996
   Non-admitted asset portion....................................     9,037         --       14,428          --
----------------------------------------------------------------------------------------------------------------
Balance as of December 31........................................ $ 751,468   $189,511   $  809,537  $  172,296
================================================================================================================

                                                                           2007                   2006
----------------------------------------------------------------------------------------------------------------
                                                                  Funds Held Funds Held  Funds Held  Funds Held
                                                                    Assets   Liabilities   Assets    Liabilities
----------------------------------------------------------------------------------------------------------------
Balance at January 1............................................. $  94,279   $703,508   $  432,987  $1,006,426
   Contributions.................................................     4,664      1,016           --      60,915
   Withdrawals...................................................       (26)   (54,096)    (355,065)   (422,715)
   Interest......................................................        --     45,500       16,357      58,882
----------------------------------------------------------------------------------------------------------------
Balance as of December 31........................................ $  98,917   $695,928   $   94,279  $  703,508
================================================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


As of December 31, 2007 and 2006, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $611,039 and $630,370, respectively.

During 2007 and 2006, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets of $50,593 and $406,719, respectively, and funds held on deposit accounting liability of $1,347 and $273,291, respectively. During 2006, the Company commuted $40,267 of the deposit assets and $40,267 of the funds held on deposit accounting liability with Union Excess with no impact to net income.

During 2006, the Company commuted contracts that were accounted for as deposit accounting. The largest commutations resulted in a decline in the following: deposit accounting assets-$97,009, funds held on deposit accounting-$332,073, deposit accounting liability-$314,735 and funds held on deposit accounting liability-$82,054.

NOTE 9 - FEDERAL INCOME TAXES
-----------------------------

The Company files a consolidated U.S. federal income tax return with the Ultimate Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Ultimate Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Ultimate Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Ultimate Parent. As of December 31, 2007 and 2006, the U.S. federal income tax rate applicable to ordinary income was 35.0%.

The components of the Company's net deferred tax assets/liabilities as of December 31, 2007 and 2006 are as follows:

   ------------------------------------------------------------------------
   As of December 31,                                    2007        2006
   ------------------------------------------------------------------------
   Gross deferred tax assets......................... $1,205,925  $1,236,352
   Gross deferred tax liabilities....................    526,581     351,266
   ------------------------------------------------------------------------
   Net deferred tax assets/liabilities...............    679,344     885,086
   Non-admitted deferred tax assets in accordance
     with SSAP No.10, income taxes...................    296,766     463,186
   ------------------------------------------------------------------------
   Net admitted deferred tax assets                   $  382,578  $  421,900
   ========================================================================
   Increase in non-admitted deferred tax assets
      Adjustment to December 31, 2006 Surplus........    (83,683)
   Change in non-admitted deferred tax
     assets-current year............................. $  250,103
   ------------------------------------------------------------------------
   Change in non-admitted deferred tax assets........ $  166,420
   ========================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company's current federal income tax expense (benefit) was comprised of the following:

-----------------------------------------------------------------------------------------
For the years ended December 31,                               2007     2006      2005
-----------------------------------------------------------------------------------------
Income tax expense (benefit) on net underwriting and net
  investment income......................................... $309,946 $261,144 $(252,358)
Federal income tax adjustment-prior year....................   38,413    2,119     9,311
-----------------------------------------------------------------------------------------
Current income tax expense (benefit)........................ $348,359 $263,263 $(243,047)
=========================================================================================

Income tax on realized capital gains........................ $ 29,141 $ 29,092 $  20,492
=========================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The composition of the Company's net deferred tax assets as of December 31, 2007 and 2006, and changes in deferred income taxes for 2007 is set forth in the table below:

-------------------------------------------------------------------------------------------------
As of December 31,                                                2007        2006       Change
-------------------------------------------------------------------------------------------------
Deferred Tax Assets...........................................
   Loss reserve discount...................................... $  402,282  $  476,856  $ (74,574)
   Non-admitted assets........................................    208,445     160,128     48,317
   Unearned premium reserve...................................    313,279     316,291     (3,012)
   Partnership adjustments....................................     40,925      33,192      7,733
   Bad debt...................................................    151,901     183,902    (32,001)
   Other temporary difference.................................     89,093      65,983     23,110
-------------------------------------------------------------------------------------------------
       Gross deferred tax assets..............................  1,205,925   1,236,352    (30,427)
     Non-admitted deferred tax assets.........................   (296,766)   (546,869)   250,103
     Non-admitted deferred tax assets-Adj to Dec 31 2006
       surplus................................................         --      83,683    (83,683)
-------------------------------------------------------------------------------------------------
       Admitted deferred tax assets...........................    909,159     773,166    135,993
-------------------------------------------------------------------------------------------------
Deferred tax liabilities......................................
   Unrealized capital gains...................................   (393,879)   (236,490)  (157,389)
   Deferred tax remediation-Adj to Dec 31, 2006 surplus.......         --     (83,683)    83,683
   Partnership adjustments....................................    (67,403)     (7,437)   (59,966)
   Other temporary differences................................    (65,299)    (23,656)   (41,643)
-------------------------------------------------------------------------------------------------
   Gross deferred tax liabilities.............................   (526,581)   (351,266)  (175,315)
-------------------------------------------------------------------------------------------------
       Net admitted deferred tax assets....................... $  382,578  $  421,900  $ (39,322)
=================================================================================================
   Gross deferred tax assets.................................. $1,205,925  $1,236,352  $ (30,427)
   Gross deferred tax liabilities.............................   (526,581)   (351,266)  (175,315)
-------------------------------------------------------------------------------------------------
   Net deferred tax assets.................................... $  679,344  $  885,086  $(205,742)
=================================================================================================
   Income tax effect of unrealized capital (gains)/losses.....                           157,389
   Income tax effect of unrealized capital (gains) / losses
     -remediation adjustments.................................                           (25,438)
-------------------------------------------------------------------------------------------------
   Change in net deferred income taxes........................                         $ (73,791)
=================================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the year ended December 31, 2007, 2006 and 2005 are as follows:

                                                            2007                   2006                  2005
---------------------------------------------------------------------------------------------------------------------
                                                     Amount    Tax Effect   Amount    Tax Effect   Amount   Tax Effect
---------------------------------------------------------------------------------------------------------------------
Income before federal income taxes and capital
  gain taxes...................................... $1,725,242  $ 603,835  $1,271,556  $ 445,045  $(408,280) $(142,898)
Book to tax adjustments:
   Tax exempt income and dividends received
     deduction, net of proration..................   (543,812)  (190,334)   (455,068)  (159,274)  (296,930)  (103,926)
   Intercompany dividends.........................     (5,993)    (2,097)    (21,938)    (7,678)   (11,240)    (3,934)
   Meals and entertainment........................      1,749        612          --         --         --         --
   Non-deductible penalties.......................      1,508        528          --         --         --         --
   Change in non-admitted assets..................   (138,048)   (48,317)    132,784     46,474    (54,557)   (19,095)
   Federal income tax adjustment--prior year......         --     55,224          --         --         --     (9,311)
   Remediation adjustments........................         --         --     (17,777)    (6,222)  (103,837)   (36,343)
   Change in tax reserves.........................         --         --          --         --         --    (21,763)
   Change in tax position.........................         --     31,840          --         --         --         --
   Foreign tax credits............................         --         --          --    (14,104)        --    (52,544)
   Other..........................................         --         --          --      1,384         --        631
---------------------------------------------------------------------------------------------------------------------
   Total book to tax adjustments..................   (684,596)  (152,544)   (361,999)  (139,420)  (466,564)  (246,285)
---------------------------------------------------------------------------------------------------------------------
Federal taxable income............................ $1,040,646  $ 451,291  $  909,557  $ 305,625  $(874,844) $(389,183)
=====================================================================================================================

Current federal income tax expense................             $ 348,359              $ 263,263             $(243,047)
Income tax on net realized capital gains..........                29,141                 29,092                20,492
Change in deferred income taxes...................                73,791                 13,270              (166,628)
                                                               ---------              ---------             ---------
Total federal income tax benefit..................             $ 451,291              $ 305,625             $(389,183)
                                                               =========              =========             =========

The amount of federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

--------------------------------------------------------------------------------

     ----------------------------------------------------------------------
     Current year                                                 $ 225,980
     ------------                                                 ---------
     First preceding year........................................ $188,321
     ----------------------------------------------------------------------

The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2007, 2006 and 2005. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $231,602 during 2007 and $372,256 during 2006.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

          ------------------------------------------------------------
          Gross unrecognized tax benefits at January 1,         2007
          ------------------------------------------------------------
             Increases in tax positions for prior years....... $ 3,527
             Decreases in tax positions for prior years.......  33,171
             Increases in tax positions for current years.....      --
             Lapse in statute of limitations..................      --
             Settlements......................................      --
          ------------------------------------------------------------
          Gross unrecognized tax benefits at December 31, 2007 $36,698
          ============================================================

At December 31, 2007, the Company's unrecognized tax benefits, excluding interest and penalties, were $36,698. The amount of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $36,698.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At January 1, 2007 and December 31, 2007, the Company had accrued $727 and $6,868 respectively, for the payment of interest and penalties. For the year ended December 31, 2007, the Company recognized $6,141 of interest and penalties in the Statement of Income.

The Company does not believe that there will be a material change to the balance of unrecognized tax benefit within the next twelve months.

Listed below are the tax years that remain subject to examination by major tax jurisdictions:

                     Major Tax Jurisdictions Open Tax Years
                     --------------------------------------
                          United States.....   1997-2006

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS
--------------------------------------------------------------

A. Pension
   -------

   Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

   AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

   Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

   The following table sets forth the funded status of the AIG US retirement plan, valued in accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 89, entitled Accounting for Pensions.

   --------------------------------------------------------
   As of December 31,                   2007       2006
   --------------------------------------------------------
   Fair value of plan assets........ $3,004,869 $2,637,415
   Less projected benefit obligation  2,719,971  2,673,615
   --------------------------------------------------------
   Funded status.................... $  284,898 $  (36,200)
   ========================================================

   The Company's share of net expense for the qualified pension plan was $5,001, $9,000 and $6,500 for the years ended December 31, 2007, 2006 and
   2005, respectively.

   The Company also operates several defined benefit plans at the Japan branch. These plans are generally based on either the employees' years of credited service and compensation in the years preceding retirement or on points accumulated based on the employee's job grade and other factors during each year of service. As of December 31, 2007 and 2006, the Company recorded in other liabilities its pension liabilities which amounted to $6,018 and $2,705, respectively.

B. Postretirement Benefit Plans
   ----------------------------

   AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

   Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over. AIG's U.S. postretirement medical and life insurance benefits obligations, valued in accordance with NAIC Statement of Statutory Accounting Principles
   (SSAP) No. 11, entitled Postemployment Benefits and Compensated Absences as of December 31, 2007 and 2006 were $190,417 and $184,884, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $310, $282 and $200 for the years ended December 31, 2007, 2006 and 2005, respectively.

   AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

   The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2007, 2006 and 2005 are set forth in the table below:

   -------------------------------------------------------------------------
   As of December 31,                            2007      2006      2005
   -------------------------------------------------------------------------
      Discount rate...........................     6.50%     6.00%     5.50%
      Rate of compensation increase (average).     4.25%     4.25%     4.25%
      Measurement date........................ December  December  December
                                               31, 2007  31, 2006  31, 2005

      Medical cost trend rate.................      N/A       N/A       N/A
   =========================================================================

C. Stock Option and Deferred Compensation Plans
   --------------------------------------------

   Some of the Company's officers and key employees could receive compensation pursuant to awards under several share-based employee compensation plans; AIG 1999 Stock Option Plan, as amended; AIG 1996 Employee Stock Purchase Plan, as amended; AIG 2002 Stock Incentive Plan, as amended under which AIG has issued time-vested restricted stock units and performance restricted stock units; AIG 2007 Stock Incentive Plan, as amended, and the AIG 2005-2006 Deferred Compensation Profit Participation Plan. AIG currently settles share option exercises and other share awards to participants by issuing shares it previously acquired and holds in its treasury account. During 2007, 2006 and 2005, AIG allocated $14,028, $6,242 and $2,177, respectively, of the cost of these stock options and certain other deferred compensation programs to the Company.

D. Post-employment Benefits and Compensated Balances
   -------------------------------------------------

   AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


E. Impact of Medicare Modernization Act on Post Retirement Benefits
   ----------------------------------------------------------------

   On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that AIG will receive for 2007 is $3,677.

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS
-------------------------------------------------------

A. Capital and Surplus
   -------------------

The portion of unassigned surplus as of December 31, 2007 and 2006 represented by each item below is as follows:

   -------------------------------------------------------------------------
                                                       2007         2006
   -------------------------------------------------------------------------
   Unrealized gains................................ $2,030,455  $ 2,001,686
   Non-admitted asset values....................... $ (976,915) $(1,161,800)
   Provision for reinsurance....................... $ (115,844) $  (128,824)
   =========================================================================

   During 2005, the board of directors of AIG, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Ultimate
   Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Ultimate Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the Insurance Department of the State of New York.

   During 2006, the Company settled a previously established tax recoverable with AIG as part of its tax allocation agreement. The settlement occurred prior to the filing of its tax return. Upon completion of its tax filing which was subsequent to December 31, 2007, the Company determined that the settled amount exceeded the actual recoverable by $160,000 resulting in a payable due to AIG by the Company. AIG agreed to forgive this payable resulting in the treatment of this amount as a capital contribution to the Company. This capital contribution has been reflected in the Company's financial position as of December 31, 2007.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


B. Risk-Based Capital Requirements
   -------------------------------

   The NAIC has adopted a Risk-Based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

   In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2007 reporting period.

C. Dividend Restrictions
   ---------------------

   Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2007, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2007) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. As of December 31, 2007, the maximum dividend payment, which may be made without prior approval during 2008, is approximately $729,696.

   Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

   During 2007, the Company paid $615,000 in ordinary dividends to AIGCIG. Refer to Note 5E for additional information.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


NOTE 12 - CONTINGENCIES
-----------------------

A. Legal Proceedings
   -----------------

   The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

   Other legal proceedings include the following:

   AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000 plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. The trial court has stayed all proceedings pending an appeal by the intervening plaintiffs of an order dismissing certain lawyers and law firms who represented parties in the underlying class and derivative actions.

   On September 2, 2005, certain AIG companies including American Home Assurance Company, AIU Insurance Company and New Hampshire Insurance Company (collectively, the AIG Plaintiffs) sued (i) The Robert Plan Corporation
   (RPC), an agency that formerly serviced assigned risk automobile insurance business for the AIG Plaintiffs; (ii) certain affiliates of RPC; and
   (iii) two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Plaintiffs and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. On
   March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. The parties filed cross motions to dismiss various counts of the complaint and counterclaims. These motions were granted in part and denied in part by the court. RPC appealed certain aspects of the court's ruling. That appeal remains pending.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   In July 2007, RPC (along with Eagle Insurance Company (Eagle) and Newark Insurance Corporation (Newark), two of RPC's subsidiary insurance companies) filed a separate complaint in New Jersey alleging claims for fraud and negligent misrepresentation against AIG and the AIG Plaintiffs in connection with certain 2002 contracts. That complaint seeks damages of at least $100,000 unspecified punitive damages, declaratory relief, and imposition of a constructive trust.

   Because Eagle and Newark are in rehabilitation with the Commissioner of the New Jersey Department of Banking and Insurance as rehabilitator, the AIG Parties believe that only the Commissioner - and not RPC - has the authority to direct Eagle and Newark to bring the claims asserted in this action. On December 7, 2007, this action was stayed pending judicial determination of this issue in the Eagle/Newark rehabilitation/liquidation proceeding.

   The AIG Plaintiffs believe RPC's counterclaims, as well as the claims asserted by RPC, Eagle and Newark in the New Jersey action, are without merit and intend to defend them vigorously, but cannot now estimate either the likelihood of prevailing in these actions or the potential damages in the event liability is determined.

   Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of February 29, 2008, eligible policyholders entitled to receive approximately $358,700 (or 95%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. In accordance with the settlement agreements, all amounts remaining in the Excess Casualty Fund were used by AIG to settle claims from other policyholders relating to such practices.

   Various state regulatory agencies have reviewed certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. On January 29, 2008 AIG reached settlements in connection with these state reviews, subject to court approval, with the Attorneys General of the States of Florida, Hawaii, Maryland, Michigan, Oregon, Texas and West Virginia, the Commonwealths of Massachusetts and Pennsylvania, and the District of Columbia; the Florida Department of Financial Services; and the Florida Office of Insurance Regulation. The settlement agreements call for AIG to pay a total of $12,500 to be allocated among the ten jurisdictions and also require AIG to continue to maintain certain producer compensation disclosure and ongoing

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   compliance initiatives. On March 13, 2008, AIG also reached a settlement with the Pennsylvania Insurance Department, which calls for AIG to provide annual reinsurance reports and maintain certain producer compensation disclosure and ongoing compliance initiatives, and to pay a total of $13,500, $4,400 of which was previously paid to Pennsylvania in connection with prior settlement agreements. It is possible that additional civil or regulatory proceedings will be filed by other state regulators.

   On February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG and certain of its subsidiaries, including the Company, alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The State of Minnesota sought injunctive relief, damages, penalties and interest. In December 2007, the parties settled the matter, which resolved claims asserted on behalf of the Minnesota Department of Revenue through tax year 2003, the Minnesota Special Compensation Fund through fiscal year 2003 and the Minnesota Attorney General through 2003, without compromising any of the claims of the Minnesota Insurance Guaranty Association, Minnesota Assigned Risk Plan or Minnesota Department of Commerce.

   On May 24, 2007, the National Workers Compensation Reinsurance Pool (the
   Pool), on behalf of its participant members, filed a lawsuit against AIG and certain of its subsidiaries, including the Company, with respect to the underpayment of residual market assessments for workers compensation insurance. On August 6, 2007, the court denied AIG's motion seeking to dismiss or stay the complaints or in the alternative, to transfer to the Southern District of New York. On December 26, 2007, the court denied AIG's motion to dismiss the complaint. AIG filed its answer on January 22, 2008. On February 5, 2008, following agreement of the parties, the court entered an order staying all proceedings; that stay was lifted on March 14, 2008. On March 17, 2008, AIG filed an amended answer, counterclaims, and third-party complaint against the Pool, its board members, and certain of the workers compensation carriers that are members of the Pool. The third-party complaint alleges claims under the Racketeering Influenced and Corrupt Organizations Act, in addition to conspiracy, fraud, and other state law claims. Discovery in this case has been stayed through June 17, 2008.

   A lawsuit filed by the Minnesota Workers Compensation Reinsurance Association and the Minnesota Workers Compensation Insurers Association against AIG and certain of its subsidiaries, including the Company, was dismissed on March 28, 2008. The deadline for the plaintiffs to file a Notice of Appeal from this ruling is April 28, 2008.

   A purported class action was filed in South Carolina federal court on January 25, 2008 against AIG and certain of its subsidiaries on behalf of a class of employers that obtained workers compensation insurance from AIG companies and allegedly paid inflated premiums as a result of AIG's alleged underreporting of workers compensation premiums. The complaint in the action was amended on March 24, 2008, and AIG's deadline to respond is April 14, 2008.

   In April 2007, the National Association of Insurance Commissioners (the
   NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In early 2008, AIG was

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   informed that the Settlement Review Working Group had been disbanded in favor of a multi-state targeted market conduct exam focusing on workers compensation insurance, which is in progress.

   After the NYAG filed its complaint against insurance broker Marsh, policyholders brought multiple federal antitrust and Racketeer Influenced and Corrupt Organizations Act (RICO) class actions in jurisdictions across the nation against insurers and brokers, including AIG and a number of its subsidiaries, alleging that the insurers and brokers engaged in a broad conspiracy to allocate customers, steer business, and rig bids. These actions, including 24 complaints filed in different federal courts naming AIG or an AIG subsidiary as a defendant, were consolidated by the judicial panel on multi-district litigation and transferred to the United States District Court for the District of New Jersey for coordinated pretrial proceedings.

   The consolidated actions have proceeded in that court in two parallel actions, In re Insurance Brokerage Antitrust Litigation (the First Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the First Employee Benefits Complaint, and, together with the First Commercial Complaint, the multi-district litigation).

   The plaintiffs in the First Commercial Complaint were nineteen corporations, individuals and public entities that contracted with the broker defendants for the provision of insurance brokerage services for a variety of insurance needs. The broker defendants were alleged to have placed insurance coverage on the plaintiffs' behalf with a number of insurance companies named as defendants, including certain AIG subsidiaries, including American Home Assurance Company (American Home), AIU Insurance Company, National Union Fire Insurance Company of Pittsburgh, Pa., American International Specialty Lines Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Insurance Company of the State of Pennsylvania, American International Insurance Company and The Hartford Steam Boiler Inspection and Insurance Company. The First Commercial Complaint also named ten brokers and fourteen other insurers as defendants (two of which have since settled). The First Commercial Complaint alleged that defendants engaged in a widespread conspiracy to allocate customers through "bid-rigging" and "steering" practices. The First Commercial Complaint also alleged that the insurer defendants permitted brokers to place business with AIG subsidiaries through wholesale intermediaries affiliated with or owned by those same brokers rather than placing the business with AIG subsidiaries directly. Finally, the First Commercial Complaint alleged that the insurer defendants entered into agreements with broker defendants that tied insurance placements to reinsurance placements in order to provide additional compensation to each broker. Plaintiffs asserted that the defendants violated the Sherman Antitrust Act, RICO, the antitrust laws of 48 states and the District of Columbia, and were liable under common law breach of fiduciary duty and unjust enrichment theories. Plaintiffs sought treble damages plus interest and attorneys' fees as a result of the alleged RICO and the Sherman Antitrust Act violations.

   The plaintiffs in the First Employee Benefits Complaint were nine individual employees and corporate and municipal employees alleging claims on behalf of two separate nationwide purported classes: an employee class and an employer class that acquired insurance products from the defendants from August 26, 1994 to the date of any class certification. The First Employee Benefits Complaint named AIG, and certain of its subsidiaries, including American Home, as well as eleven brokers and five other insurers, as defendants. The activities alleged

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   in the First Employee Benefits Complaint, with certain exceptions, tracked the allegations of contingent commissions, bid-rigging and tying made in the First Commercial Complaint.

   On October 3, 2006, Judge Hochberg of the District of New Jersey reserved in part and denied in part motions filed by the insurer defendants and broker defendants to dismiss the multi-district litigation. The Court also ordered the plaintiffs in both actions to file supplemental statements of particularity to elaborate on the allegations in their complaints. Plaintiffs filed their supplemental statements on October 25, 2006, and the AIG defendants, along with other insurer and broker defendants in the two consolidated actions, filed renewed motions to dismiss on November 30, 2006. On February 16, 2007, the case was transferred to Judge Garrett E. Brown, Chief Judge of the District of New Jersey. On April 5, 2007, Chief Judge Brown granted the defendants' renewed motions to dismiss the First Commercial Complaint and First Employee Benefits Complaint with respect to the antitrust and RICO claims. The claims were dismissed without prejudice and the plaintiffs were given 30 days, later extended to 45 days, to file amended complaints. On April 11, 2007, the Court stayed all proceedings, including all discovery, that were part of the multi-district litigation until any renewed motions to dismiss the amended complaints were resolved.

   A number of complaints making allegations similar to those in the First Commercial Complaint have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multi-district litigation. The AIG defendants have sought to have state court actions making similar allegations stayed pending resolution of the multi-district litigation proceeding. These efforts have generally been successful, although plaintiffs in one case pending in Texas state court have moved to re-open discovery; a hearing on that motion is scheduled for April 9, 2008. Notably, AIG has recently settled several of the various federal and state actions alleging claims similar to those in the multi-district litigation.

   Plaintiffs filed amended complaints in both In re Insurance Brokerage Antitrust Litigation (the Second Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the Second Employee Benefits Complaint) along with revised particularized statements in both actions on May 22, 2007. The allegations in the Second Commercial Complaint and the Second Employee Benefits Complaint were substantially similar to the allegations in the First Commercial Complaint and First Employee Benefits Complaint, respectively. The complaints also attempted to add several new parties and delete others; the Second Commercial Complaint added two new plaintiffs and twenty seven new defendants (including three new AIG defendants), and the Second Employee Benefits Complaint added eight new plaintiffs and nine new defendants (including two new AIG defendants). The defendants filed motions to dismiss the amended complaints and to strike the newly added parties. The Court granted (without leave to amend) defendants' motions to dismiss the federal antitrust and RICO claims on August 31, 2007 and September 28, 2007, respectively. The Court declined to exercise supplemental jurisdiction over the state law claims in the Second Commercial Complaint and therefore dismissed it in its entirety. On January 14, 2008, the court granted defendants' motion for summary judgment on the ERISA claims in the Second Employee Benefits Complaint and subsequently dismissed the remaining state law claims without prejudice, thereby dismissing the Second Employee Benefits Complaint in its entirety. On February 12, 2008 plaintiffs filed a notice of appeal to the United States Court of Appeals for the Third Circuit with respect to the dismissal of the Second Employee Benefits Complaint. Plaintiffs previously appealed the dismissal of the Second Commercial Complaint to the United States Court of Appeals for the Third Circuit on October 10, 2007.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   Several tag-along actions that were consolidated before Chief Judge Brown are still pending in the District Court. Those actions are currently stayed pending a decision by the court on whether they will proceed during the appeal of the dismissal of the Second Commercial Complaint and the Second Employee Benefits Complaint. On February 19, 2008, Appellants filed their appeal brief with the Third Circuit with respect to the Second Commercial Complaint, and Appellees filed their brief on April 7, 2008. Oral argument has not yet been scheduled in that appeal.

   On August 24, 2007, the Ohio Attorney General filed a complaint in the Ohio Court of Common Pleas against AIG and a number of its subsidiaries, and several other broker and insurer defendants, asserting violation of Ohio's antitrust laws. The complaint, which is similar to the Second Commercial Complaint, alleges that AIG and the other broker and insurer defendants conspired to allocate customers, divide markets, and restrain competition in commercial lines of casualty insurance sold through the broker defendant. The complaint seeks treble damages on behalf of Ohio public purchasers of commercial casualty insurance, disgorgement on behalf of both public and private purchasers of commercial casualty insurance, as well as a $0.5 per day penalty for each day of conspiratorial conduct. AIG, along with other co-defendants, moved to dismiss the complaint on November 16, 2007, and a hearing on the motion to dismiss is currently scheduled for April 29, 2008. Discovery is stayed in the case pending a ruling on the motion to dismiss or until May 15, 2008, whichever occurs first.

   On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

   AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint seeks monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are occupationally ill or injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

   On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, AIGDC along with its co-defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC, along with the other defendants in the action, appealed the Court's class certification and

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   jurisdictional ruling.

   On January 25, 2008, plaintiffs and AIGDC agreed to resolve this action on a classwide basis for $28,750. The Court has preliminarily approved the settlement and payment of the settlement funds was made into an escrow account on February 8, 2008. The court will hold a final approval hearing on May 29, 2008. In the meantime, the appeal as to the other defendants remains pending. In the event that the settlement is not finally approved, AIGDC believes that it has meritorious defenses to plaintiffs' claims. The Company is not currently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter.

   AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

   Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B. Asbestos and Environmental Reserves
   -----------------------------------

   The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

   The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

   The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2007, 2006 and 2005, gross and net of reinsurance credits, are as follows:

                                                             Asbestos Losses               Environmental Losses
-------------------------------------------------------------------------------------------------------------------
                                                      2007        2006        2005       2007      2006      2005
-------------------------------------------------------------------------------------------------------------------
Direct :
Loss and LAE reserves, beginning of year.......... $1,098,137  $1,087,625  $  693,044  $178,384  $288,676  $256,889
   Incurred losses and LAE........................     34,757     159,878     489,955      (468)  (75,819)   63,051
   Calendar year paid losses and LAE..............   (149,863)   (149,366)    (95,374)  (40,781)  (34,473)  (31,264)
-------------------------------------------------------------------------------------------------------------------
Loss and LAE Reserves, end of year................ $  983,031  $1,098,137  $1,087,625  $137,135  $178,384  $288,676
===================================================================================================================
Assumed:
Loss and LAE reserves, beginning of year.......... $   97,344  $   97,399  $   90,162  $  4,948  $  6,561  $  6,626
   Incurred losses and LAE........................      5,160      14,332      14,722     1,386    (1,462)      830
   Calendar year paid losses and LAE..............    (12,849)    (14,387)     (7,485)     (401)     (151)     (895)
-------------------------------------------------------------------------------------------------------------------
Loss and LAE reserves, end of year................ $   89,655  $   97,344  $   97,399  $  5,933  $  4,948  $  6,561
===================================================================================================================
Net of reinsurance:
Loss and LAE reserves, beginning of year.......... $  533,105  $  518,246  $  348,261  $ 92,210  $134,977  $142,025
   Incurred losses and LAE........................     10,155      83,696     209,273     1,691   (22,324)   16,410
   Calendar year paid losses and LAE..............    (79,170)    (68,837)    (39,288)  (22,273)  (20,443)  (23,458)
-------------------------------------------------------------------------------------------------------------------
Loss and LAE reserves, end of year................ $  464,090  $  533,105  $  518,246  $ 71,628  $ 92,210  $134,977
===================================================================================================================

The amount of ending reserves for Bulk and IBNR included in the table above for Asbestos and Environmental losses is as follows:

                                                        Asbestos Losses         Environmental Losses
------------------------------------------------------------------------------------------------------
                                                     2007     2006     2005    2007    2006     2005
------------------------------------------------------------------------------------------------------
Direct basis...................................... $619,127 $736,453 $780,191 $56,093 $70,439 $126,306
Assumed reinsurance basis.........................   44,945   61,885   61,056   1,191     614    1,383
Net of ceded reinsurance basis....................  296,910  378,726  373,664  25,942  37,524   61,177

The amount of ending reserves for loss adjustment expenses included in the table above for Asbestos and Environmental losses is as follows:

                                                       Asbestos Losses      Environmental Losses
--------------------------------------------------------------------------------------------------
                                                    2007    2006    2005    2007    2006    2005
--------------------------------------------------------------------------------------------------
Direct basis...................................... $68,792 $81,828 $86,688 $24,040 $30,189 $54,131
Assumed reinsurance basis.........................   6,570   6,876   6,784     351     263     593
Net of ceded reinsurance basis....................  34,565  42,081  41,518  10,958  16,082  26,219

Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2007 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C. Leases
   ------

   The Company is the lessee for office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through 2021. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. The total lease expense was $44,783, $38,451 and $34,816 in 2007, 2006 and 2005,
   respectively.

   At January 1, 2008, the minimum annual aggregate rental commitments are as follows:

          2008.............................................. $ 54,090
          2009..............................................   51,789
          2010..............................................   51,290
          2011..............................................   49,518
          2012..............................................   51,631
          Thereafter........................................  333,418
          -----------------------------------------------------------
             Total minimum lease payments................... $591,736
          ===========================================================

   Certain rental commitments have renewal options extending through the year 2031. Some of these renewals are subject to adjustments in future periods.

D. Other Contingencies
   -------------------

   In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

   As of December 31, 2007, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

   In connection therewith, as of December 31, 2007, the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $667,318, and included unrecorded loss contingencies of $802,835.

   As part of its private equity portfolio investment, as of December 31, 2007 the Company may be called upon for an additional capital investment of up to $667,318. The Company expects only a small portion of this portfolio will be called during 2008.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS
-----------------------------------

The Company underwrites a significant concentration of its direct business with brokers.

As of December 31, 2007 and 2006, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,620,497 and $3,833,600, respectively. As of December 31, 2007 and 2006, the amount billed and recoverable on paid claims amounted to $289,629 and $332,913, respectively, of which $16,272 and $19,716, respectively, were non-admitted.

The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2007, 2006 and 2005, policyholder dividends amounted to $123, $1,344 and $19, respectively, and were reported as Other Gains in the accompanying statements of income.

As of December 31, 2007 and 2006, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

        ----------------------------------------------------------------
        Other Admitted Assets                         2007       2006
        ----------------------------------------------------------------
        Guaranty funds receivable or on deposit... $  18,468  $  18,220
        Loss funds on deposit.....................   103,439     92,573
        Outstanding loss drafts--suspense accounts   430,304    489,807
        Accrued recoverables......................        --      4,691
        Other.....................................    25,777      3,176
        Allowance for doubtful accounts...........  (395,847)  (429,224)
        ----------------------------------------------------------------
           Total other admitted assets............ $ 182,141  $ 179,243
        ================================================================

Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2007 the Company's liability for insolvency assessments amounted to $39,027 with a related asset for premium tax credits of $18,468. Of the amount accrued, the Company expects to pay approximately $20,558 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $12,041 of premium tax offset credits and the associated liability in years two through five. The remaining $6,427 will be realized between years five and ten.

The Company routinely assesses the collectibility of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2007 and 2006, the Company had established an allowance for doubtful accounts of $395,847 and $429,224, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company recorded $89,886, $49,761 and $145,742, respectively, of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

As of December 31, 2007 and 2006, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

--------------------------------------------------------------------------------
Other liabilities                                               2007     2006
--------------------------------------------------------------------------------
Other liabilites............................................. $153,990 $107,092
Amounts withheld or retained by company for account of others   13,840   28,058
Loss clearing................................................   15,325   12,166
Policyholder funds on deposit................................   11,341   11,572
Liability for pension and severance pay......................    6,018    2,705
Remmittances and items not allocated.........................   39,116   37,240
Accrued retrospective premiums...............................   41,587   77,001
Accounts payable.............................................   24,852   23,743
Deferred commission earnings.................................   11,890   10,039
Service carrier liabilty.....................................    9,195    2,336
Retroactive reinsurance payable..............................   16,299  (14,859)
--------------------------------------------------------------------------------
Total other liabilties....................................... $343,453 $297,093
================================================================================

NOTE 14 - SUBSEQUENT EVENTS
---------------------------

In January 2008, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2007 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2007 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2006 surplus position.

Refer to other subsequent events in Notes 5 and 11.

NOTE 15 - LEGAL PROCEEDINGS UPDATE

In connection with the previously disclosed federal court litigation filed by the Minnesota Workers Compensation Reinsurance Association (WCRA) and the Minnesota Workers Compensation Insurers Association (MWCIA) against AIG and certain of its subsidiaries, a Minnesota state court lawsuit raising similar allegations against AIG and certain of its subsidiaries was filed on May 1, 2008 by the Minnesota Insurance Guaranty Association and the Minnesota Assigned Risk Plan. Additionally, on April 25, 2008, WCRA and MWCIA filed a Notice of Appeal from the earlier federal court order granting defendant's motion to dismiss. Also on that date, WCRA and MWCIA filed a complaint raising similar allegations in Minnesota state court.

In the previously disclosed purported class action litigation filed in South Carolina federal court against AIG and certain of its subsidiaries on behalf of a class of employers that obtained workers compensation insurance from AIG companies, defendants filed a motion to dismiss on April 21, 2008.

In the previously disclosed case filed by the Ohio Attorney General in the Ohio Court of Common Pleas against AIG and a number of its subsidiaries, and several other broker and insurer defendants, asserting violation of Ohio's antitrust laws, a hearing on defendants' motion to dismiss was held on April 29, 2008.

Further supplementing the previously disclosed review by the Settlement Review Working Group of the NAIC of AIG's underreporting of workers compensation premiums, in late 2007, the Settlement Review Working Group, under the direction of Indiana, Minnesota and Rhode Island, recommended that a multi-state targeted market conduct examination focusing on workers compensation insurance be commenced under the direction of the NAIC's Market Analysis Working Group. AIG was informed of the multi-state targeted market conduct examination in January of 2008. AIG has been advised that the lead states in the multi-state examination are Delaware, Florida, Indiana, Massachusetts, Minnesota, Pennsylvania and Rhode Island, and that all other states (and the District of Columbia) have agreed to participate. AIG has also been advised that the examination will focus on both legacy issues and AIG's current compliance with legal requirements applicable to AIG's writing and reporting of workers compensation insurance. Although AIG has been advised by counsel engaged by the lead states to assist in their investigation that to date no determinations have been made with respect to these issues, AIG cannot predict the outcome of the investigation and there can be no assurance that any regulatory action resulting from the investigation will not have a material adverse effect on the Company and its business.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements of Variable Annuity Account Seven are included herein:



     -   Report of Independent Registered Public Accounting Firm



     -   Statement of Assets and Liabilities as of April 30, 2008



     -   Schedule of Portfolio Investments as of April 30, 2008



     - Statement of Operations for the year ended April 30, 2008, except as indicated



     - Statement of Changes in Net Assets for the years ended April 30, 2008 and 2007, except as indicated



     -   Notes to Financial Statements


The following consolidated financial statements of AIG SunAmerica Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, File Nos. 333-63511 and 811-09003, filed on April 30, 2008, Accession No. 0000950148-08-000120:

     -   Report of Independent Registered Public Accounting Firm

     -   Consolidated Balance Sheet as of December 31, 2007 and 2006

     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2007, 2006 and 2005

     - Consolidated Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005

     -   Notes to Consolidated Financial Statements

The following statutory financial statements of American Home Assurance Company are included herein:

     -   Report of Independent Auditors

     - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2007 and 2006

     - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2007, 2006 and 2005

     - Statements of Cash Flow for the years ended December 31, 2007, 2006 and 2005

     -   Notes to Statutory Basis Financial Statements

(b) Exhibits

(1)   Resolutions Establishing Separate Account........................  1
(2)   Custody Agreements...............................................  Not applicable
(3)   (a)  Form of Distribution Contract...............................  2
      (b)  Form of Selling Agreement...................................  2
(4)   Variable Annuity Contract
      (a)  Variable Annuity Contract...................................  2
      (b)  Variable Annuity Certificate................................  2
      (c)  Tax Sheltered Annuity (403(b)) Endorsement..................  2
      (d)  Optional Income Benefit Endorsement.........................  9
(5)   (a)  Application for Contract....................................  2
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation of Depositor
           dated December 19, 2001.....................................  3
      (b)  Articles of Amendment to Amended and Restated Articles of
           Incorporation dated September 30, 2002......................  4
      (c)  Amended and Restated By-Laws dated December 19, 2001........  3
(7)   Reinsurance Contract.............................................  Not Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement....  2
      (b)  Form of SunAmerica Series Trust Fund Participation
           Agreement...................................................  2
(9)   (a)  Opinion of Counsel and Consent of Depositor.................  2
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company..................  6
(10)  Consent of Independent Registered Public Accounting Firm.........  Filed Herewith
(11)  Financial Statements Omitted from Item 23........................  Not Applicable
(12)  Initial Capitalization Agreement.................................  Not Applicable

(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica
           Life Assurance Company, the Depositor of Registrant.........  8
      (b)  Power of Attorney
           (1) AIG SunAmerica Life Assurance Company Directors.........  8
           (2) American Home Assurance Company Directors...............  8
      (c)  Support Agreement of American International Group, Inc. ....  5
      (d)  General Guarantee Agreement by American Home Assurance
           Company.....................................................  5
      (e)  Notice of Termination of Guarantee as Published in the Wall
           Street Journal on November 24, 2006.........................  7


---------------

1 Incorporated by reference to Initial Registration Statement, File Nos. 333-63511 and 811-09003, filed on September 16, 1998, Accession No. 0000950148-98-002194.

2 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-63511 and 811-09003, filed on December 7, 1998,
        Accession No. 0000950148-98-002682.

3       Incorporated  by  reference  to  Post-Effective  Amendment  No.  8   and
        Amendment No. 9, File Nos. 333-63511 and 811-09003, filed on April 11, 2002, Accession No. 0000950148-02-000967.

4 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 11, File Nos. 333-63511 and 811-09003, filed on April 7, 2003, Accession No. 0000950148-03-000788.

5 Incorporated by reference to Post-Effective Amendment No. 15 and Amendment No. 16, File Nos. 333-63511 and 811-09003, filed on August 29, 2005, Accession No. 0000950129-05-008795.

6 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005, Accession No. 0000950134-05-019473.

7 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 17, File Nos. 333-66106 and 811-07727, filed on December 12, 2006, Accession No. 0000950124-06-007496.


8 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 22, File Nos. 333-63511 and 811-09003, filed on April 30, 2008, Accession No. 0000950148-08-000120.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Mallary L. Reznik                           Senior Vice President and General Counsel
Timothy W. Still(1)                         Senior Vice President
Frank J. Julian(1)                          Vice President and Chief Compliance Officer
Gavin D. Friedman                           Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)                 Vice President
Rodney A. Haviland(1)                       Vice President
Stephen J. Stone(1)                         Vice President
Monica F. Suryapranata(1)                   Vice President and Variable Annuity Product Controller
Edward T. Texeria(1)                        Vice President
Virginia N. Puzon                           Assistant Secretary

---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of AIG SunAmerica Life Assurance Company ("Depositor"). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-08-002280 filed February 28, 2008.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of July 1, 2008 the number of Polaris Plus contracts funded by Variable Annuity Account Seven was 12,372 of which 12,372 were qualified contracts and 0 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

     AIG SunAmerica Life Assurance Company -- Variable Separate Account
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


    OFFICER/DIRECTORS*         POSITION
    ------------------         --------
    Peter A. Harbeck           Director
    James T. Nichols           Director, President & Chief Executive Officer
    William J. Kuzmich(1)      Director
    Frank Curran               Controller
    Joseph D. Neary            Chief Compliance Officer
    John T. Genoy              Vice President
    Mallary L. Reznik(2)       Vice President
    Christine A. Nixon(2)      Secretary
    Virginia N. Puzon(2)       Assistant Secretary


---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

(1) Principal business address is 21650 Oxnard Street, Woodland Hills, CA 91367.

(2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
--------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor Regarding Guarantor
------------------------------------------------------

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 22nd day of August, 2008.


                                       VARIABLE ANNUITY ACCOUNT SEVEN
                                       (Registrant)

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                         (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

*JAY S. WINTROB                                           Chief Executive Officer & Director          August 22, 2008
------------------------------------------------            (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                                          Senior Vice President & Director           August 22, 2008
------------------------------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                                                Senior Vice President,                August 22, 2008
------------------------------------------------          Chief Financial Officer & Director
N. SCOTT GILLIS                                             (Principal Financial Officer)


*JANA W. GREER                                                   President & Director                 August 22, 2008
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                                  Director                       August 22, 2008
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                       Senior Vice President & Controller          August 22, 2008
------------------------------------------------            (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                                                  Attorney-in-Fact                   August 22, 2008
------------------------------------------------
*MANDA GHAFERI

American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and State of New York, on the 22nd day of August, 2008.

                                       By: AMERICAN HOME ASSURANCE COMPANY

                                       By:      /s/ ROBERT S. SCHIMEK
                                         ---------------------------------------
                                         ROBERT S. SCHIMEK
                                         CHIEF FINANCIAL OFFICER, SENIOR VICE
                                           PRESIDENT AND TREASURER

This Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

KRISTIAN PHILIP MOOR*                                           Director and Chairman                 August 22, 2008
------------------------------------------------
KRISTIAN PHILIP MOOR


JOHN QUINLAN DOYLE*                                             Director and President                August 22, 2008
------------------------------------------------
JOHN QUINLAN DOYLE


ROBERT S. SCHIMEK*                                        Director, Chief Financial Officer,          August 22, 2008
------------------------------------------------         Senior Vice President and Treasurer
ROBERT S. SCHIMEK


MERTON BERNARD AIDINOFF*                                               Director                       August 22, 2008
------------------------------------------------
MERTON BERNARD AIDINOFF


CHARLES H. DANGELO*                                                    Director                       August 22, 2008
------------------------------------------------
CHARLES H. DANGELO


DAVID NEIL FIELDS*                                                     Director                       August 22, 2008
------------------------------------------------
DAVID NEIL FIELDS


KENNETH VINCENT HARKINS*                                               Director                       August 22, 2008
------------------------------------------------
KENNETH VINCENT HARKINS


DAVID LAWRENCE HERZOG*                                                 Director                       August 22, 2008
------------------------------------------------
DAVID LAWRENCE HERZOG


ROBERT EDWARD LEWIS*                                                   Director                       August 22, 2008
------------------------------------------------
ROBERT EDWARD LEWIS


WIN JAY NEUGER*                                                        Director                       August 22, 2008
------------------------------------------------
WIN JAY NEUGER


NICHOLAS SHAW TYLER*                                                   Director                       August 22, 2008
------------------------------------------------
NICHOLAS SHAW TYLER


NICHOLAS CHARLES WALSH*                                                Director                       August 22, 2008
------------------------------------------------
NICHOLAS CHARLES WALSH


MARK TIMOTHY WILLIS*                                                   Director                       August 22, 2008
------------------------------------------------
MARK TIMOTHY WILLIS


By:     /s/ ROBERT S. SCHIMEK                                      Attorney-in-Fact                   August 22, 2008
        ------------------------------------------
        *ROBERT S. SCHIMEK

                                 EXHIBIT INDEX


EXHIBIT NO.                             DESCRIPTION
-----------                             -----------
(10)            Consent of Independent Registered Public Accounting Firm